Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2024

ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (25.82%)
Australia (1.37%)
Beach Energy, Ltd.	937,818	$1,021,327
BHP Group, Ltd.	31,832	987,160
BlueScope Steel, Ltd.	130,862	2,026,971
Champion Iron, Ltd.	271,301	1,518,233
Coronado Global Resources, Inc.(a)(b)	888,401	955,853
Deterra Royalties, Ltd.	77,326	281,043
Evolution Mining, Ltd.	212,323	447,137
Fortescue, Ltd.	42,132	825,906
IGO, Ltd.	41,981	208,215
Iluka Resources, Ltd.	293,891	1,397,856
Incitec Pivot, Ltd.	169,639	299,375
Karoon Energy, Ltd.(c)	155,879	199,927
Liontown Resources, Ltd.(c)	128,618	86,911
Mineral Resources, Ltd.	10,418	409,743
Nickel Industries, Ltd.	987,973	515,288
Northern Star Resources, Ltd.	606,435	5,231,765
NRW Holdings, Ltd.	99,470	178,153
Perseus Mining, Ltd.	1,291,996	1,529,947
Sandfire Resources NL(c)	186,337	892,401
Santos, Ltd.	39,501	203,430
South32, Ltd.	485,140	1,066,228
Woodside Energy Group, Ltd.	17,900	380,601
		20,663,470

Austria (0.12%)
OMV AG	19,161	855,415
voestalpine AG	31,735	946,566
		1,801,981

Brazil (0.07%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	19,683	313,550
Vale SA, Sponsored ADR	57,226	783,424
		1,096,974

Canada (5.10%)
Advantage Energy, Ltd.(c)	125,100	820,694
Agnico Eagle Mines, Ltd.	12,881	633,230
Agnico-Eagle Mines, Ltd.	84,594	4,157,814
Alamos Gold, Inc., Class A	178,330	2,159,576
Algoma Steel Group, Inc.	131,557	1,097,185
ARC Resources, Ltd.	48,200	748,571
Athabasca Oil Corp.(c)	123,600	398,991
B2Gold Corp.	2,085,304	5,838,852
Barrick Gold Corp.	92,263	1,439,303
Baytex Energy Corp.	497,600	1,580,388
Birchcliff Energy, Ltd.	34,100	129,354
Boralex, Inc., Class A	43,600	1,051,693
Canadian Natural Resources, Ltd.	9,100	582,368
Canadian Solar, Inc.(c)	67,266	1,486,579
Canfor Corp.(c)	73,700	892,436
Capstone Copper Corp.(c)	228,000	1,122,660
Cenovus Energy, Inc.	178,000	2,883,588
	Shares	Value (Note 2)
Canada (continued)
Centerra Gold, Inc.	227,200	$1,198,146
Crescent Point Energy Corp.	540,600	3,526,395
Crew Energy, Inc.(c)	34,200	106,330
Dundee Precious Metals, Inc.	211,200	1,352,547
Eldorado Gold Corp.(c)	10,116	123,516
Equinox Gold Corp.(c)	256,686	1,129,418
ERO Copper Corp.(c)	23,800	372,636
First Majestic Silver Corp.	70,099	323,857
First Quantum Minerals, Ltd.	52,700	478,218
Franco-Nevada Corp.	30,349	3,285,279
Freehold Royalties, Ltd.	18,300	189,608
Hudbay Minerals, Inc.	356,100	1,978,554
Imperial Oil, Ltd.	1,800	103,827
Innergex Renewable Energy, Inc.	67,100	458,164
International Petroleum Corp.(c)	24,545	272,653
Ivanhoe Mines, Ltd., Class A(c)	39,800	417,701
Kinross Gold Corp.	346,825	1,911,006
Labrador Iron Ore Royalty Corp.	17,500	429,674
Lundin Gold, Inc.	73,500	867,053
MEG Energy Corp.(c)	32,900	622,052
NexGen Energy, Ltd.(c)	217,300	1,664,763
Northland Power, Inc.	107,000	1,968,969
Nutrien, Ltd.	57,800	2,882,154
NuVista Energy, Ltd.(c)	132,900	1,030,026
Osisko Gold Royalties, Ltd.	54,515	793,738
Pan American Silver Corp.	22,096	298,738
Paramount Resources, Ltd., Class A	26,300	518,390
Parex Resources, Inc.	69,000	1,142,430
Peyto Exploration & Development Corp.	96,900	934,801
PrairieSky Royalty, Ltd.	56,500	932,106
Sandstorm Gold, Ltd.	235,686	1,074,728
Secure Energy Services, Inc.	91,600	702,440
Stelco Holdings, Inc.	13,800	443,012
Suncor Energy, Inc.	64,600	2,139,159
Tamarack Valley Energy, Ltd.	71,000	163,182
Topaz Energy Corp.	21,000	303,648
Torex Gold Resources, Inc.(c)	135,700	1,393,891
Tourmaline Oil Corp.	13,200	570,729
Vermilion Energy, Inc.	329,100	3,537,131
West Fraser Timber Co., Ltd.	71,400	5,677,693
Wheaton Precious Metals Corp.	3,386	158,702
Whitecap Resources, Inc.	307,400	1,989,200
		76,489,546

Chile (0.07%)
Antofagasta PLC	11,460	251,978
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	17,312	728,316
		980,294

China (0.07%)
Daqo New Energy Corp., ADR(c)	61,379	1,107,891

Denmark (0.37%)
Bakkafrost P/F	7,233	405,759
FLSmidth & Co. A/S	21,846	901,388
Orsted AS(a)(b)	37,606	2,134,489

	Shares	Value (Note 2)
Denmark (continued)
Vestas Wind Systems A/S(c)	72,709	$2,073,047
		5,514,683

Finland (0.18%)
Metso Outotec Oyj	159,987	1,606,215
Outokumpu Oyj	233,072	996,941
		2,603,156

France (0.06%)
TotalEnergies SE, ADR	12,901	840,887

Germany (0.78%)
Bayer AG	105,996	3,310,478
Encavis AG(c)	58,920	825,223
K+S AG	340,879	4,812,970
Nordex SE(c)	73,304	754,643
Salzgitter AG	10,429	292,810
SMA Solar Technology AG(c)	13,832	713,626
Suedzucker AG	37,343	527,055
thyssenkrupp AG	17,747	110,510
		11,347,315

Great Britain (1.48%)
Anglo American PLC	144,356	3,469,681
Anglogold Ashanti PLC Sponsored	26,099	459,864
Atlantica Sustainable Infrastructure PLC	66,880	1,282,758
BP PLC, Sponsored ADR	21,500	754,650
CNH Industrial N.V.	330,863	3,970,356
Drax Group PLC	151,018	974,532
Endeavour Mining PLC	122,000	2,113,414
Evraz PLC(c)(d)(e)(f)	91,946	1,165
Harbour Energy PLC	325,039	1,148,437
Pennon Group PLC	72,105	645,133
Rio Tinto PLC, Sponsored ADR	25,046	1,734,936
Severn Trent PLC	55,854	1,838,960
Subsea 7 SA	62,311	844,559
United Utilities Group PLC	152,136	2,056,231
Weir Group PLC	28,885	666,045
		21,960,721

India (0.03%)
ReNew Energy Global PLC(c)	76,711	519,333

Israel (0.08%)
ICL Group, Ltd.	271,024	1,233,159

Italy (0.28%)
Eni SpA, ADR	140,479	2,258,584
ERG SpA	29,102	855,451
Saipem SpA(c)	767,045	1,105,809
		4,219,844

Japan (2.08%)
Daido Steel Co., Ltd.	26,000	273,814
Dowa Holdings Co., Ltd.	29,400	1,033,335
GS Yuasa Corp.	17,800	259,296
Inpex Corp.	151,733	2,108,262
	Shares	Value (Note 2)
Japan (continued)
Japan Petroleum Exploration Co., Ltd.	33,200	$1,362,468
Kubota Corp.	254,800	3,899,558
Kurita Water Industries, Ltd.	49,416	1,827,835
MEIJI Holdings Co., Ltd.	174,300	4,229,007
Mitsubishi Materials Corp.	52,500	968,457
Morinaga Milk Industry Co., Ltd.	46,000	945,754
NH Foods, Ltd.	40,500	1,391,826
Nisshin Seifun Group, Inc.	106,400	1,489,586
Nissui Corp.	115,200	631,729
OSAKA Titanium Technologies Co., Ltd.	60,200	1,153,854
RENOVA, Inc.(c)	29,200	253,154
SUMCO Corp.	231,200	3,543,873
Sumitomo Forestry Co., Ltd.	149,959	4,466,777
Sumitomo Metal Mining Co., Ltd.	16,400	456,967
Tokyo Steel Manufacturing Co., Ltd.	76,200	928,814
		31,224,366

Jersey (0.08%)
Arcadium Lithium PLC(c)	242,680	1,238,659

Luxembourg (0.20%)
Aperam SA	20,300	627,869
ArcelorMittal	14,925	409,990
ArcelorMittal SA	48,939	1,356,052
Ternium SA, Sponsored ADR	15,183	586,975
		2,980,886

Malaysia (0.16%)
Lynas Rare Earths, Ltd.(c)	605,238	2,334,757

Mexico (0.15%)
Fresnillo PLC	125,702	846,849
Grupo Mexico SAB de CV, Series B	250,500	1,291,251
		2,138,100

Netherlands (0.30%)
AMG Critical Materials NV	30,136	642,726
Fugro N.V.(c)	70,271	1,300,879
OCI N.V.	69,943	2,012,128
SBM Offshore N.V.	47,369	606,619
		4,562,352

Norway (1.13%)
Aker BP ASA	122,139	3,260,988
Aker Solutions ASA	83,836	312,315
DNO ASA	263,449	232,833
Equinor ASA	113,324	3,261,072
FLEX LNG, Ltd.	8,974	268,951
Mowi ASA	96,453	1,740,643
NEL ASA(c)	476,921	241,969
Norsk Hydro ASA	162,579	957,488
PGS ASA(c)	2,027,014	1,279,743
Salmar ASA	31,650	1,759,863
TGS ASA	42,520	417,630
Var Energi ASA	365,931	1,065,722

	Shares	Value (Note 2)
Norway (continued)
Yara International ASA	57,255	$1,902,103
		16,701,320

Peru (0.11%)
Cia de Minas Buenaventura SAA, ADR	108,938	1,652,589

South Africa (0.85%)
African Rainbow Minerals, Ltd.	113,713	1,126,532
Anglo Platinum, Ltd.	37,399	1,592,022
Gold Fields, Ltd., Sponsored ADR	303,061	4,485,304
Impala Platinum Holdings, Ltd.	840,959	3,291,070
Kumba Iron Ore, Ltd.	15,133	446,986
Northam Platinum Holdings, Ltd.	249,402	1,680,175
		12,622,089

Spain (0.30%)
Acerinox SA	44,206	467,222
Corp ACCIONA Energias Renovables SA	38,508	1,002,932
Fluidra SA	57,731	1,255,279
Iberdrola SA	74,692	902,038
Repsol SA	22,896	339,977
Solaria Energia y Medio Ambiente SA	43,802	648,275
		4,615,723

Sweden (0.43%)
AAK AB	17,147	387,209
Boliden AB	15,122	402,439
Epiroc AB, Class A	55,077	976,198
Holmen AB, B Shares	32,420	1,282,264
OX2 AB(c)	51,692	247,069
SSAB AB, A Shares	100,712	785,245
Svenska Cellulosa AB SCA, Class B	152,740	2,084,890
		6,165,314

Switzerland (0.05%)
Bucher Industries AG	1,074	456,508
Meyer Burger Technology AG(c)	1,822,860	237,007
		693,515

United States (9.92%)
23andMe Holding Co.(c)	23,709	447,626
AGCO Corp.	30,298	3,706,354
Albemarle Corp.	2,999	344,105
American States Water Co.	20,351	1,518,184
American Water Works Co., Inc.	3,196	396,368
Antero Resources Corp.(c)	9,215	205,863
APA Corp.	5,012	157,026
Archer-Daniels-Midland Co.	80,472	4,472,633
Array Technologies, Inc.(c)	77,402	1,024,802
ATI, Inc.(c)	32,007	1,308,126
Atlas Energy Solutions, Inc.	10,616	184,400
Baker Hughes Co.	40,293	1,148,351
Brookfield Renewable Corp.	5,902	164,784
Bunge Global SA	41,450	3,651,331
California Water Service Group	33,559	1,519,216
Callon Petroleum Co.(c)	67,654	2,173,046
Cal-Maine Foods, Inc.	87,846	4,868,425
	Shares	Value (Note 2)
United States (continued)
Century Aluminum Co.(c)	38,500	$429,275
CF Industries Holdings, Inc.	17,122	1,292,882
ChampionX Corp.	44,504	1,219,855
Chevron Corp.	12,185	1,796,435
Chord Energy Corp.	10,903	1,676,445
Civitas Resources, Inc.	4,309	279,266
Cleveland-Cliffs, Inc.(c)	21,936	439,817
CNX Resources Corp.(c)	45,288	914,818
Commercial Metals Co.	22,534	1,176,725
Compass Minerals International, Inc.	42,010	944,805
Comstock Resources, Inc.	48,173	376,231
ConocoPhillips	2,628	293,994
Corteva, Inc.	70,365	3,200,200
Coterra Energy, Inc.	61,710	1,535,345
Crescent Energy Co.	49,053	542,036
Darling Ingredients, Inc.(c)	48,889	2,116,894
Deere & Co.	9,110	3,585,514
Devon Energy Corp.	75,716	3,181,586
Diamondback Energy, Inc.	15,325	2,356,067
Dril-Quip, Inc.(c)	9,702	194,719
EOG Resources, Inc.	19,350	2,201,837
EQT Corp.	19,624	694,690
Essential Utilities, Inc.	87,772	3,147,504
Expro Group Holdings NV(c)	46,451	817,538
Exxon Mobil Corp.	7,114	731,390
FMC Corp.	45,308	2,546,310
Freeport-McMoRan, Inc.	20,818	826,266
Green Plains, Inc.(c)	21,696	449,758
Halliburton Co.	41,684	1,486,035
Hecla Mining Co.	745,861	2,841,730
Helmerich & Payne, Inc.	49,419	1,989,608
Hess Corp.	4,107	577,157
Hormel Foods Corp.	91,667	2,783,927
Ingredion, Inc.	60,550	6,513,363
Kimbell Royalty Partners LP	17,465	262,324
Kosmos Energy, Ltd.(c)	163,349	989,895
Liberty Energy, Inc., Class A	127,415	2,648,957
Louisiana-Pacific Corp.	76,875	5,116,031
Magnolia Oil & Gas Corp., Class A	124,729	2,571,912
Marathon Oil Corp.	52,825	1,207,051
Matador Resources Co.	4,124	226,366
Mosaic Co.	52,795	1,621,334
MP Materials Corp.(c)	15,486	244,834
Murphy Oil Corp.	79,413	3,073,283
National Fuel Gas Co.	3,154	148,743
National Oilwell Varco, Inc.	41,332	806,387
Newmont Corp.	104,873	3,621,684
Noble Corp. PLC	23,147	1,021,477
Northern Oil and Gas, Inc.	17,656	591,476
NOW, Inc.(c)	42,397	427,786
Nucor Corp	8,627	1,612,645
Occidental Petroleum Corp.	9,848	566,949
Oceaneering International, Inc.(c)	35,959	747,228
Oil States International, Inc.(c)	36,397	224,569
Patterson-UTI Energy, Inc.	186,963	2,073,419
Permian Resources Corp.	143,038	1,928,155
Pilgrim's Pride Corp.(c)	45,399	1,233,491
Pioneer Natural Resources Co.	3,190	733,158
Plug Power, Inc.(c)	4,791	21,320

	Shares	Value (Note 2)
United States (continued)
PotlatchDeltic Corp., REIT	60,188	$2,692,209
ProPetro Holding Corp.(c)	42,856	362,562
Range Resources Corp.	22,102	641,842
Rayonier, Inc., REIT	51,705	1,566,662
REC Silicon ASA(c)	596,207	699,536
Royal Gold, Inc.	2,822	322,809
RPC, Inc.	52,880	386,553
Ryerson Holding Corp.	10,133	347,765
SandRidge Energy, Inc.	36,894	538,652
Schlumberger NV	25,372	1,235,616
Select Water Solutions, Inc., Class A	69,762	542,051
Shoals Technologies Group, Inc., Class A(c)	36,675	483,010
SilverBow Resources, Inc.(c)	8,012	212,799
SM Energy Co.	29,481	1,093,155
Southern Copper Corp.	10,295	845,220
Southwestern Energy Co.(c)	251,637	1,623,059
SSR Mining, Inc.	367,068	3,461,441
Steel Dynamics, Inc.	10,989	1,326,262
SunCoke Energy, Inc.	47,744	489,376
Sunnova Energy International, Inc.(c)	18,148	190,917
SunPower Corp.(c)	118,005	357,555
Talos Energy, Inc.(c)	6,851	88,857
Tetra Technologies Inc(c)	46,202	193,586
Tidewater, Inc.(c)	4,541	305,110
TimkenSteel Corp.(c)	53,046	1,090,095
Transocean, Ltd.(c)	32,412	176,970
Tronox Holdings PLC, Class A	38,957	537,217
Tyson Foods, Inc., Class A	53,103	2,907,920
United States Steel Corp.	55,695	2,618,780
US Silica Holdings, Inc.(c)	105,682	1,132,911
Vital Energy, Inc.(c)	32,806	1,437,887
W&T Offshore, Inc.	331,440	1,007,578
Warrior Met Coal, Inc.	11,661	748,286
		147,835,384

TOTAL COMMON STOCKS
(Cost $382,612,683)		385,144,308

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (0.19%)
United States (0.19%)
Black Stone Minerals LP	71,159	1,167,008
Viper Energy Partners LP	53,519	1,670,863
		2,837,871

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,536,744)		2,837,871

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (64.40%)
U.S. Treasury Bonds (64.40%)
United States Treasury Bill
5.260%, 2/1/24	$27,500,000	$27,500,000
5.305%, 3/7/24(g)	105,000,000	104,462,442
5.309%, 3/14/24(g)	105,800,000	105,149,198
	Principal Amount	Value (Note 2)
United States Treasury Bill (continued)
5.235%, 4/9/24(g)	$29,500,000	$29,209,680
5.315%, 4/11/24(g)	15,950,000	15,788,371
5.220%, 4/16/24(g)	110,800,000	109,605,244
5.225%, 5/23/24(g)	119,000,000	117,088,218
United States Treasury Inflation Indexed Bonds
0.500%, 4/15/24(g)	363,310,952	361,388,133
0.125%, 7/15/24	91,107,349	90,333,791
		960,525,077
TOTAL GOVERNMENT BONDS
(Cost $958,451,683)		960,525,077

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.57%)
Money Market Fund (7.57%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.221%	112,836,397	112,836,397

TOTAL SHORT TERM INVESTMENTS
(Cost $112,836,397)			112,836,397

Value (Note 2)
TOTAL INVESTMENTS (97.98%)
(Cost $1,456,437,507)	$1,461,343,653

Other Assets In Excess Of Liabilities (2.02%)	30,166,755
NET ASSETS - 100.00%	$1,491,510,408

(a)	Securities exempt from registration under rule 144A of the securities act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the market value of those securities was $3,090,342, representing 0.21% of the Fund's net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2024 the aggregate market value of those securities was $3,090,342, representing 0.21% of net assets.
(c)	Non-Income Producing Security.
(d)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of January 31, 2024, the fair value of illiquid securities in the aggregate was $1,165, representing less than 0.005% of the Fund's net assets.
(e)	Fair valued security; valued by the valuation designee in accordance with the procedures utilized by the valuation designee. As of January 31, 2024, these securities had a total value of $1,165 or less than 0.005% of total net assets.

(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(g)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $175,546,964.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	1,220	02/29/24	$98,271,000	$1,889,263
Copper Future	Morgan Stanley	Long	97	03/26/24	9,472,050	237,285
Corn Future	Morgan Stanley	Short	(483)	03/14/24	(10,825,238)	1,018,969
Corn Future	Morgan Stanley	Short	(99)	07/12/24	(2,309,175)	73,991
Gold 100 Oz Future	Morgan Stanley	Long	424	04/26/24	87,657,760	1,261,332
LME Aluminum Future	Morgan Stanley	Long	55	03/18/24	3,114,265	28,615
LME Lead Future	Morgan Stanley	Long	90	06/17/24	4,883,378	281,292
Low Su Gasoil G Future	Morgan Stanley	Long	462	03/12/24	38,669,400	1,734,366
Natural Gas Future	Morgan Stanley	Short	(942)	05/29/24	(22,315,980)	3,316,783
NY Harbor ULSD	Morgan Stanley	Long	115	03/29/24	13,452,516	605,100
Soybean Future	Morgan Stanley	Short	(80)	03/14/24	(4,889,000)	387,867
Sugar #11 (World)	Morgan Stanley	Short	(167)	03/01/24	(4,513,275)	223,111
Wheat (CBT)	Morgan Stanley	Long	323	03/14/24	9,613,288	191,608
WTI Crude Future	Morgan Stanley	Long	284	03/20/24	21,541,400	645,969
					$241,822,389	$11,895,551

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Cocoa Future	Morgan Stanley	Short	(426)	03/14/24	$(20,541,720)	$(5,771,972)
Cocoa Future	Morgan Stanley	Short	(702)	07/16/24	(32,930,820)	(3,525,708)
Coffee 'C' Future	Morgan Stanley	Short	(181)	03/18/24	(13,171,144)	(391,409)
Coffee 'C' Future	Morgan Stanley	Short	(290)	07/19/24	(20,651,625)	(1,129,457)
Cotton No.2 Future	Morgan Stanley	Short	(342)	03/07/24	(14,564,070)	(442,505)
Cotton No.2 Future	Morgan Stanley	Short	(306)	07/09/24	(13,330,890)	(704,674)
Frzn Concentrated OJ	Morgan Stanley	Short	(114)	03/08/24	(6,101,280)	(240,039)
Frzn Concentrated OJ	Morgan Stanley	Short	(52)	07/11/24	(2,696,070)	(362,214)
Gasoline RBOB Future	Morgan Stanley	Long	144	03/29/24	13,494,298	(27,326)
Gasoline RBOB Future	Morgan Stanley	Short	(332)	05/31/24	(34,049,854)	(1,722,967)
Hard Red Winter Wheat Future	Morgan Stanley	Long	804	03/14/24	25,004,400	(17,482)
Heating Oil Future	Morgan Stanley	Short	(314)	05/31/24	(34,195,165)	(2,101,048)
Lean Hogs Future	Morgan Stanley	Short	(46)	06/14/24	(1,801,360)	(100,086)
Live Cattle Future	Morgan Stanley	Short	(547)	06/28/24	(39,137,850)	(1,677,470)
LME Aluminum Future	Morgan Stanley	Short	(204)	03/18/24	(11,551,092)	(183,749)
LME Lead Future	Morgan Stanley	Short	(14)	06/17/24	(759,637)	(24,154)
LME Nickel Future	Morgan Stanley	Long	209	06/17/24	20,583,156	(132,576)
LME Zinc Future	Morgan Stanley	Long	518	06/17/24	32,842,495	(138,162)
Natural Gas Future	Morgan Stanley	Long	2,384	03/27/24	50,064,000	(11,016,784)
Platinum Future	Morgan Stanley	Long	117	04/26/24	5,455,710	(242,000)
Silver Future	Morgan Stanley	Long	438	03/26/24	50,740,110	(1,851,328)
Soybean Future	Morgan Stanley	Long	1,064	03/14/24	29,379,168	(2,535,440)
Soybean Meal Future	Morgan Stanley	Long	904	03/14/24	33,294,320	(2,191,245)
WTI Crude Future	Morgan Stanley	Short	(2,201)	05/21/24	(165,845,350)	(6,529,129)
					$(150,470,270)	$(43,058,924)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Goldman Sachs	CRB 3m Fwd TR Index**	$193,268,249	USB3MTA + 25 bps	9/30/2024	$193,268,255	$6
Societe Generale	CRB 3m Fwd TR Index**	122,509,993	USB3MTA + 24 bps	11/29/2024	122,509,997	4
RBC	CRB TR Index**	29,446,974	USB3MTA + 21 bps	10/31/2024	29,446,977	3
UBS Group AG	CRB 3m Fwd TR Index **	120,143,638	USB3MTA + 25 bps	11/29/2024	120,143,641	3
Goldman Sachs	CRB TR Index**	36,716,006	USB3MTA + 20 bps	9/30/2024	36,716,008	2
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	180,559,162	USB3MTA + 25 bps	6/28/2024	180,559,163	1
Bank Of America - Merrill Lynch	CRB TR Index**	68,579,469	USB3MTA + 21 bps	6/28/2024	68,579,470	1
Citigroup	CRB 3m Fwd TR Index**	135,916,899	USB3MTA + 24 bps	9/30/2024	135,916,900	1
Citigroup	CRB TR Index**	119,494,843	USB3MTA + 21 bps	9/30/2024	119,494,844	1
		$1,006,635,233			$1,006,635,255	$22

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India ESG Fund
STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.57%)
Communication Services (5.24%)
Entertainment (1.25%)
PVR Inox, Ltd.(a)	265,000	$4,637,689

Wireless Telecommunication Services (3.99%)
Bharti Airtel, Ltd.	1,000,000	14,106,535
Bharti Airtel, Ltd. partly paid	78,914	732,419
		14,838,954

TOTAL COMMUNICATION SERVICES		19,476,643

Consumer Discretionary (8.25%)
Automobile Components (1.74%)
Apollo Tyres, Ltd.	994,000	6,471,206

Automobiles (2.97%)
Maruti Suzuki India, Ltd.	90,000	11,038,596

Hotels, Restaurants & Leisure (2.53%)
Zomato, Ltd.(a)	5,591,840	9,395,065

Textiles, Apparel & Luxury Goods (1.01%)
Bata India, Ltd.	210,000	3,761,975

TOTAL CONSUMER DISCRETIONARY		30,666,842

Consumer Staples (7.61%)
Food Products (3.58%)
Bikaji Foods International, Ltd.	700,849	4,990,270
Nestle India, Ltd.	275,000	8,295,254
		13,285,524

Personal Care Products (4.03%)
Emami, Ltd.	120,000	722,236
Godrej Consumer Products, Ltd.	560,000	7,852,932
Hindustan Unilever, Ltd.	214,672	6,419,053
		14,994,221

TOTAL CONSUMER STAPLES		28,279,745

Energy (6.94%)
Oil, Gas & Consumable Fuels (6.94%)
Reliance Industries, Ltd.	750,000	25,767,395

TOTAL ENERGY		25,767,395

Financials (25.97%)
Banks (21.65%)
AU Small Finance Bank, Ltd.(b)(c)	646,798	4,962,832
Axis Bank, Ltd.	1,300,000	16,714,510
HDFC Bank, Ltd., ADR	62,825	3,486,159
HDFC Bank, Ltd.	595,258	10,468,128
ICICI Bank, Ltd., Sponsored ADR	800,000	19,520,000
		Value
	Shares	(Note 2)
Banks (continued)
ICICI Bank, Ltd.	1,000,000	$12,385,143
IndusInd Bank, Ltd.	700,000	12,922,796
		80,459,568

Insurance (4.32%)
HDFC Life Insurance Co., Ltd.(b)(c)	407,896	2,832,339
ICICI Lombard General Insurance Co., Ltd.(b)(c)	300,000	5,398,430
Max Financial Services, Ltd.(a)	728,070	7,811,659
		16,042,428

TOTAL FINANCIALS		96,501,996

Health Care (9.37%)
Health Care Providers & Services (4.83%)
Fortis Healthcare, Ltd.	1,400,000	7,290,108
Max Healthcare Institute, Ltd.	1,132,177	10,647,191
		17,937,299

Pharmaceuticals (4.54%)
Cipla, Ltd.	444,057	7,222,230
Sun Pharmaceutical Industries, Ltd.	564,057	9,636,289
		16,858,519

TOTAL HEALTH CARE		34,795,818

Industrials (12.79%)
Building Products (2.32%)
Apollo Pipes, Ltd.	500,000	4,115,886
Kajaria Ceramics, Ltd.	270,550	4,506,923
		8,622,809

Construction & Engineering (3.92%)
Larsen & Toubro, Ltd.	347,742	14,558,312

Electrical Equipment (1.47%)
Havells India, Ltd.	350,000	5,453,402

Machinery (3.64%)
Ashok Leyland, Ltd.	3,000,000	6,351,002
Happy Forgings, Ltd.(a)	89,189	1,062,991
Thermax, Ltd.	160,000	6,122,026
		13,536,019

Passenger Airlines (1.44%)
InterGlobe Aviation, Ltd.(a)(b)(c)	150,000	5,349,313

TOTAL INDUSTRIALS		47,519,855

Information Technology (11.49%)
IT Services (11.49%)
Cognizant Technology Solutions Corp., Class A	190,000	14,652,800
Infosys, Ltd., Sponsored ADR	590,839	11,734,063
Infosys, Ltd.	325,000	6,479,257

		Value
	Shares	(Note 2)
IT Services (continued)
Tech Mahindra, Ltd.	613,824	$9,833,813
		42,699,933

TOTAL INFORMATION TECHNOLOGY		42,699,933

Materials (7.86%)
Chemicals (1.46%)
Carborundum Universal, Ltd.	400,000	5,417,078

Construction Materials (4.15%)
Odisha Cement, Ltd.	210,000	5,763,256
UltraTech Cement, Ltd.	79,200	9,683,941
		15,447,197

Metals & Mining (2.25%)
Hindalco Industries, Ltd.	1,200,000	8,357,486

TOTAL MATERIALS		29,221,761

Real Estate (2.05%)
Real Estate Management & Development (2.05%)
Brigade Enterprises, Ltd.	614,948	7,601,151

TOTAL REAL ESTATE		7,601,151

TOTAL COMMON STOCKS
(Cost $290,819,065)		362,531,139

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.02%)
Money Market Funds (2.02%)
Goldman Sachs Financial Square Government Fund - Institutional Class	5.229%	7,500,000	7,500,000

TOTAL MONEY MARKET FUNDS			7,500,000
TOTAL SHORT TERM INVESTMENTS
(Cost $7,500,000)			7,500,000

TOTAL INVESTMENTS (99.59%)
(Cost $298,319,065)			$370,031,139

Assets In Excess Of Other Liabilities (0.41%)			1,530,542

NET ASSETS (100.00%)			$371,561,681

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the aggregate market value of those securities was $18,542,914, representing 4.99% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2024 the aggregate market value of those securities was $18,542,914, representing 4.99% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund
STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (21.40%)
HarbourVest Global Private Equity, Ltd.(a)	82,418	$2,414,157
HBM Healthcare Investments AG, Class A	3,207	677,114
HgCapital Trust PLC	451,945	2,457,732
NB Private Equity Partners, Ltd.	38,367	787,684
Oakley Capital Investments, Ltd.	311,000	1,809,056
Pantheon International PLC Fund(a)	316,000	1,250,124
ICG Enterprise Trust PLC	74,719	1,156,606
Abrdn Private Equity Opportunities Trust PLC	162,737	1,042,245
3i Infrastructure PLC	133,494	558,151
VinaCapital Vietnam Opportunity Fund, Ltd.	66,700	382,135

TOTAL CLOSED-END FUNDS
(Cost $9,457,568)		12,535,004

COMMON STOCKS (72.04%)
Communications (2.89%)
Internet (0.78%)
GoDaddy, Inc.(a)	4,300	458,638

Media (2.11%)
IAC, Inc.(a)	7,750	389,128
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	27,900	847,881
		1,237,009

TOTAL COMMUNICATIONS		1,695,647

Consumer Discretionary (1.61%)
Retail (1.61%)
Wesfarmers, Ltd.	24,900	942,640

TOTAL CONSUMER DISCRETIONARY		942,640

Consumer Staples (2.53%)
Retail (2.53%)
Costco Wholesale Corp.	2,130	1,480,094

TOTAL CONSUMER STAPLES		1,480,094

Consumer, Non-Cyclical (2.34%)
Commercial Services (1.19%)
Ashtead Group PLC	10,600	693,153

Healthcare-Services (1.15%)
UnitedHealth Group, Inc.	1,320	675,497

TOTAL CONSUMER, NON-CYCLICAL		1,368,650
		Value
	Shares	(Note 2)
Financials (50.63%)
Diversified Financial Services (27.79%)
Apollo Global Management, Inc.	11,700	$1,174,680
Ares Management LP, Class A	21,650	2,630,042
Berkshire Hathaway, Inc., Class B(a)	4,650	1,784,391
Blackstone, Inc., Class A	17,700	2,202,765
Intermediate Capital Group PLC	86,500	1,950,150
KKR & Co., Inc., Class A	33,400	2,891,772
Mastercard, Inc., Class A	2,200	988,306
Partners Group Holding AG	1,610	2,172,172
StepStone Group, Inc., Class A	14,500	485,025
		16,279,303

Investment Companies (13.42%)
3i Group PLC	84,400	2,642,135
Ares Capital Corp.	54,400	1,100,512
Blue Owl Capital Corp.	47,500	703,950
Carlyle Secured Lending, Inc.	33,700	517,295
Investor AB, B Shares	53,500	1,259,645
Italmobiliare SpA	12,400	369,857
Mutares SE & Co. KGaA	31,200	1,267,282
		7,860,676

Private Equity (9.42%)
Altamir	41,168	1,090,007
Brederode SA	18,903	2,224,813
Clairvest Group, Inc.	12,700	695,716
Deutsche Beteiligungs AG	10,600	318,727
Hercules Capital, Inc.	28,000	484,680
Onex Corp.	9,500	701,450
		5,515,393

TOTAL FINANCIALS		29,655,372

Health Care (2.15%)
Healthcare-Services (2.15%)
Chemed Corp.	2,120	1,256,715

TOTAL HEALTH CARE		1,256,715

Industrials (4.34%)
Aerospace/Defense (1.10%)
Lockheed Martin Corp.	1,500	644,115

Electrical Equipment (1.45%)
Melrose Industries PLC	114,000	849,697

Machinery-Diversified (1.79%)
CSW Industrials, Inc.	2,300	486,611
Dover Corp.	3,750	561,675
		1,048,286

TOTAL INDUSTRIALS		2,542,098

		Value
	Shares	(Note 2)
Technology (5.55%)
Computers (1.61%)
Accenture PLC, Class A	2,600	$946,088

Software (3.94%)
Constellation Software, Inc.	575	1,589,215
Paychex, Inc.	5,900	718,207
		2,307,422

TOTAL TECHNOLOGY		3,253,510

TOTAL COMMON STOCKS
(Cost $29,004,506)		42,194,726

BUSINESS DEVELOPMENT COMPANIES (2.27%)
Financials (2.27%)
Investment Companies (2.27%)
FS KKR Capital Corp.	64,900	1,331,748

TOTAL FINANCIALS		1,331,748

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,440,734)		1,331,748

PREFERRED STOCK (1.88%)
Financials (1.88%)
Investment Companies (1.88%)
Compass Diversified Holdings, Series C, 7.875%(b)	43,781	1,098,903

TOTAL FINANCIALS		1,098,903

TOTAL PREFERRED STOCK
(Cost $1,114,145)		1,098,903

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.35%)
Money Market Fund (2.35%)
Money Market Fund (2.35%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5.300%	1,377,739	1,377,739

TOTAL MONEY MARKET FUND			1,377,739

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,377,739)			1,377,739
Value
(Note 2)
TOTAL INVESTMENTS (99.94%)
(Cost $42,394,692)	$58,538,120

Assets In Excess Of Other Liabilities (0.06%)	32,902

NET ASSETS (100.00%)	$58,571,022

(a)	Non-Income Producing Security.
(b)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at January 31, 2024	Fund Delivering	U.S. $ Value at January 31, 2024	Unrealized Depreciation
State Street Bank & Trust Company	02/16/24	USD	$805,060	GBP	$823,834	$(18,774)
State Street Bank & Trust Company	03/22/24	USD	1,969,881	GBP	1,977,748	(7,867)
						$(26,641)

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.01%)
Debt (29.84%)
iShares® 1-5 Year Investment Grade Corporate Bond ETF	43,692	$2,249,264
iShares® 7-10 Year Treasury Bond ETF	19,480	1,879,041
iShares® 0-5 Year High Yield Corporate Bond ETF	64,165	2,721,879
RiverFront Dynamic Core Income ETF(a)	219,453	4,931,767
Riverfront Strategic Income Fund(a)	100,242	2,307,571
VanEck Fallen Angel High Yield Bond ETF	66,331	1,927,579
Vanguard® Long-Term Corporate Bond ETF	91,407	7,267,314
		23,284,415
Equity (68.17%)
ALPS Active Equity Opportunity ETF(a)	95,959	4,638,687
Energy Select Sector SPDR® Fund	9,576	798,734
First Trust RiverFront Dynamic Developed International ETF(a)	177,723	10,922,856
First Trust RiverFront Dynamic Emerging Markets ETF(a)	45,618	2,644,475
iShares® MSCI Europe Financials ETF	36,375	748,961
iShares® U.S. Technology ETF	23,621	2,984,513
iShares® Core S&P® 500® ETF	10,493	5,091,204
JPMorgan Equity Premium Income ETF	144,464	8,084,205
JPMorgan Nasdaq Equity Premium Income ETF	38,202	1,964,729
RiverFront Dynamic US Dividend Advantage ETF(a)	307,331	14,515,735
WisdomTree® Europe Hedged Equity Fund	18,532	804,289
		53,198,388
TOTAL EXCHANGE TRADED FUNDS
(Cost $68,003,783)		76,482,803

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.02%)
Money Market Fund (2.02%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class	5.300%	1,575,532	1,575,532

TOTAL MONEY MARKET FUND			1,575,532

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,575,532)			1,575,532
Value
(Note 2)
TOTAL INVESTMENTS (100.03%)
(Cost $69,579,315)	$78,058,335

Liabilities In Excess Of Other Assets (-0.03%)	(19,810)

NET ASSETS (100.00%)	$78,038,525

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 4 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, and RiverFront Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India ESG Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2024, net assets of the CoreCommodity Fund were $1,491,510,408 of which $307,995,039 or 20.65%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$385,143,143	$–	$1,165	$385,144,308
Master Limited Partnerships(a)	2,837,871	–	–	2,837,871
Government Bonds	–	960,525,077	–	960,525,077
Short Term Investments	112,836,397	–	–	112,836,397
Total	$500,817,411	$960,525,077	$1,165	$1,461,343,653
Other Financial Instruments
Assets
Futures Contracts	$11,895,551	$–	$–	$11,895,551
Total Return Swap Contracts	–	22	–	22
Liabilities
Futures Contracts	(43,058,924)	–	–	(43,058,924)
Total	$(31,163,373)	$22	$–	$(31,163,351)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$19,476,643	$–	$19,476,643
Consumer Discretionary	–	30,666,842	–	30,666,842
Consumer Staples	–	28,279,745	–	28,279,745
Energy	–	25,767,395	–	25,767,395
Financials	23,006,159	73,495,837	–	96,501,996
Health Care	–	34,795,818	–	34,795,818
Industrials	1,062,991	46,456,864	–	47,519,855
Information Technology	26,386,863	16,313,070	–	42,699,933
Materials	–	29,221,761	–	29,221,761
Real Estate	–	7,601,151	–	7,601,151
Short Term Investments	7,500,000	–	–	7,500,000
Total	$57,956,013	$312,075,126	$–	$370,031,139

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$3,273,854	$9,261,150	$–	$12,535,004
Common Stocks
Communications	1,695,647	–	–	1,695,647
Consumer Discretionary	–	942,640	–	942,640
Consumer Staples	1,480,094	–	–	1,480,094
Consumer, Non-cyclical	675,497	693,153	–	1,368,650
Financials	17,820,448	11,834,924	–	29,655,372
Health Care	1,256,715	–	–	1,256,715
Industrials	1,692,401	849,697	–	2,542,098
Technology	3,253,510	–	–	3,253,510
Business Development Companies	1,331,748	–	–	1,331,748
Preferred Stock	1,098,903	–	–	1,098,903
Short-Term Investments	1,377,739	–	–	1,377,739
Total	$34,956,556	$23,581,564	$–	$58,538,120
Other Financial Instruments
Liabilities:
Forward Contract	$–	$(26,641)	$–	$(26,641)
Total	$–	$(26,641)	$–	$(26,641)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$76,482,803	$–	$–	$76,482,803
Short-Term Investments	1,575,532	–	–	1,575,532
Total	$78,058,335	$–	$–	$78,058,335

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended January 31, 2024. As of January 31, 2024, ALPS | CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,165, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except RiverFront Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2024 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for RiverFront Asset Allocation Growth & Income for the period ended January 31, 2024 were as follows:

Security Name	Market Value as of October 31, 2023	Purchases	Sales	Market Value as of January 31, 2024	Share Balance as of January 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$5,034,204	$-	$(416,835)	$4,931,767	219,453	$52,848	$350,258	$(35,860)
Riverfront Strategic Income Fund	2,353,789	-	(171,534)	2,307,571	100,242	23,725	139,085	(13,769)
First Trust RiverFront Dynamic Developed International ETF	10,198,579	-	(702,939)	10,922,856	177,723	28,657	1,445,636	(18,420)
First Trust RiverFront Dynamic Emerging Markets ETF	2,592,781	-	(218,142)	2,644,475	45,618	29,615	274,643	(4,807)
RiverFront Dynamic US Dividend Advantage ETF	14,234,833	-	(1,204,433)	14,515,735	307,331	136,336	1,065,397	419,938
ALPS Active Equity Opportunity ETF	4,347,880	-	(361,771)	4,638,687	95,959	9,414	633,599	18,979
	$38,762,066	$-	$(3,075,654)	$39,961,091		$280,595	$3,908,618	$366,061

Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2024

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.25%)

Pipeline (0.25%)
Buckeye Partners, L.P., TL
1M SOFR + 2.50%, 11/22/2030(a)	$1,500,000	$1,501,253

TOTAL BANK LOANS
(Cost $1,503,750)		1,501,253

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.07%)

Fannie Mae
Series 1994-18, Class FA,
30D US SOFR + 0.71%, 02/25/2024(a)	$22	$22
Series 1994-3, Class FA,
30D US SOFR + 0.76%, 03/25/2024(a)	7	7
Series 1994-61, Class E,
7.500%, 04/25/2024	335	334
Series 1994-75, Class K,
7.000%, 04/25/2024	493	491
Series 1994-77, Class FB,
30D US SOFR + 1.61%, 04/25/2024(a)	1,192	1,194
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(a)	8,818	8,853
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(a)	14,739	14,713
Series 2004-53, Class NC,
5.500%, 07/25/2024	132	131
Series 2004-95, Class AK,
5.500%, 01/25/2025	1,802	1,789
Series 2005-121, Class DY,
5.500%, 01/25/2026	2,898	2,873
Series 2011-40, Class KA,
3.500%, 03/25/2026	30,321	29,786
Series 2011-44, Class EB,
3.000%, 05/25/2026	8,639	8,455
Series 2011-61, Class B,
3.000%, 07/25/2026	16,005	15,655
Series 2011-80, Class KB,
3.500%, 08/25/2026	13,373	13,149

	Principal Amount	Value (Note 2)
Series 2012-22, Class ND,
2.000%, 12/25/2026	$1,117	$1,112
Series 2012-47, Class HA,
1.500%, 05/25/2027	21,473	20,618
Series 2013-5, Class DB,
2.000%, 02/25/2028	51,161	48,943
Series 2015-96, Class EA,
3.000%, 12/25/2026	127,382	123,329
		291,454
Freddie Mac
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	3	3
Series 1994-1699, Class FB,
30D US SOFR + 1.11%, 03/15/2024(a)	1	1
Series 1994-1707, Class F,
30D US SOFR + 0.81%, 03/15/2024(a)	37	37
Series 1994-1730, Class Z,
7.000%, 05/15/2024	1,087	1,084
Series 1994-1744, Class FD,
30D US SOFR + 2.09%, 08/15/2024(a)	2,702	2,709
Series 1994-32, Class PN,
7.500%, 04/25/2024	843	839
Series 1996-1810, Class D,
6.000%, 02/15/2026	7,331	7,245
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(a)	2,219	2,214
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(a)	46,241	46,124
Series 2004-2877, Class AL,
5.000%, 10/15/2024	55	55
Series 2005-3005, Class ED,
5.000%, 07/15/2025	12,274	12,148
Series 2006-3104, Class DH,
5.000%, 01/15/2026	9,360	9,254
Series 2009-3575, Class EB,
4.000%, 09/15/2024	2,313	2,299
Series 2010-3661, Class B,
4.000%, 04/15/2025	3,811	3,776
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	13,849	13,698
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	156	156
Series 2011-3829, Class BE,
3.500%, 03/15/2026	6,257	6,157

	Principal Amount	Value (Note 2)
Series 2012-4003, Class BG,
2.000%, 10/15/2026	$6,330	$6,265
Series 2013-4177, Class NB,
1.500%, 03/15/2028	12,117	11,470
		125,534
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	5,476	5,402
Series 2013-53, Class KN,
1.500%, 08/20/2025	5,174	5,052
		10,454

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $441,424)		427,442

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.04%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KF07, Class A,
30D US SOFR + 0.40%, 02/25/2025(a)	8,737	8,722
Series 2017-K069, Class A1,
2.892%, 06/25/2027	25,476	25,247
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	99,095	97,738
Series 2017-KL1P, Class A1P,
2.544%, 10/25/2025	109,863	107,106
		238,813

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $240,755)		238,813

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.88%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	130,228	127,360
Series 2011-MA0717,
3.500%, 04/01/2026	117,940	115,321
Series 2012-AM1076,
2.920%, 10/01/2024	219,651	215,684
Series 2014-AM7158,
3.150%, 11/01/2024	175,000	171,648
Series 2015-AM9288,
2.930%, 07/01/2025	3,673,616	3,564,598

	Principal Amount	Value (Note 2)
Series 2016-AL9448,
2.935%, 07/01/2026(a)	$181,408	$173,947
Series 2016-AN1413,
2.490%, 05/01/2026	137,307	131,379
Series 2016-AN2079,
2.910%, 07/01/2026	34,475	32,899
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	301,395
Series 2021-,
1.580%, 12/01/2028	110,000	96,830
		4,931,061
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	146,168	143,025
Series 2012-T40090,
3.000%, 05/01/2027	42,887	41,751
		184,776
Freddie Mac Pool
Series 2018-,
3.500%, 04/01/2028	99,596	96,951

Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	32,176	31,866
Series 2013-AF1057,
2.000%, 07/15/2028	58,311	55,053
		86,919
Ginnie Mae II Pool
Series 2009-4377,
4.500%, 03/20/2024	3,225	3,212
Series 2010-4898,
3.000%, 12/20/2025	21,860	21,287
Series 2011-4954,
3.000%, 02/20/2026	20,683	20,132
		44,631

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,436,281)		5,344,338

	Principal Amount	Value (Note 2)
CORPORATE BONDS (71.66%)

Aerospace & Defense (3.23%)
Boeing Co.
1.43%, 02/04/2024	6,130,000	6,127,633
2.20%, 02/04/2026	5,000,000	4,710,378
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,631,539
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,052,196

	Principal Amount	Value (Note 2)
Total Aerospace & Defense		19,521,746

Auto Parts Manufacturing (0.16%)
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	$1,000,000	$970,812

Automobiles Manufacturing (5.19%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,465,000	6,206,763
6.80%, 11/07/2028	1,000,000	1,045,181
6.95%, 03/06/2026	3,750,000	3,835,504
General Motors Financial Co., Inc.
6.05%, 10/10/2025	7,000,000	7,105,193
SOFRINDX + 1.30%, 04/07/2025(a)(c)	2,000,000	2,004,849
Kia Corp.
1.00%, 04/16/2024(d)	2,850,000	2,823,348
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(d)	3,350,000	3,463,824
Volkswagen Group of America Finance LLC
1D US SOFR + 0.95%, 06/07/2024(a)(d)	5,000,000	5,005,766
Total Automobiles Manufacturing		31,490,428

Banks (7.96%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(d)	4,000,000	4,044,210
Bank of New York Mellon
1D US SOFR + 0.80%, 11/21/2025(a)	5,000,000	5,005,641
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	4,810,000	4,796,451
Danske Bank A/S
1Y US TI + 2.10%, 01/09/2026(a)(d)	8,535,000	8,604,765
Discover Bank
2.45%, 09/12/2024	3,029,000	2,968,887
Fifth Third Bank NA
SOFRINDX + 1.23%, 10/27/2025(a)(c)	2,000,000	2,003,053
KeyCorp
SOFRINDX + 1.25%, 05/23/2025(a)(c)	1,000,000	991,651
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	5,000,000	5,014,728
NatWest Markets PLC
0.80%, 08/12/2024(d)	1,000,000	975,724
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,433,516

	Principal Amount	Value (Note 2)
Truist Bank
3.30%, 05/15/2026	$3,500,000	$3,355,979
Truist Financial Corp.
1D US SOFR + 0.40%, 06/09/2025(a)	2,000,000	1,983,764
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,010,764
Total Banks		48,189,133

Biotechnology (1.05%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,360,725
5.51%, 03/02/2026	3,000,000	3,000,570
Total Biotechnology		6,361,295

Cable & Satellite (0.67%)
Charter Communications Operating LLC / Charter Communications Operating Capital
6.15%, 11/10/2026	3,000,000	3,065,222
Cox Communications, Inc.
5.45%, 09/15/2028(d)	1,000,000	1,020,920
Total Cable & Satellite		4,086,142

Casinos & Gaming (0.47%)
MGM Resorts International
6.75%, 05/01/2025	2,843,000	2,851,794

Chemicals (3.27%)
Avient Corp.
5.75%, 05/15/2025(d)	2,921,000	2,912,669
EIDP, Inc.
4.50%, 05/15/2026	5,000,000	4,987,849
LG Chem, Ltd.
4.38%, 07/14/2025(d)	1,500,000	1,480,762
Nutrien, Ltd.
5.90%, 11/07/2024	4,000,000	4,009,233
Sherwin-Williams Co.
4.05%, 08/08/2024	3,000,000	2,979,649
4.25%, 08/08/2025	3,000,000	2,970,977
Westlake Corp.
0.88%, 08/15/2024	500,000	487,569
Total Chemicals		19,828,708

Commercial Finance (1.07%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,400,000	3,449,007
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(d)	3,000,000	3,030,412
Total Commercial Finance		6,479,419

	Principal Amount	Value (Note 2)
Consumer Finance (1.83%)
American Express Co.
2.25%, 03/04/2025	$3,000,000	$2,907,927
SOFRINDX + 1.28%, 07/27/2029(a)(c)	3,000,000	3,056,089
Fiserv, Inc.
5.38%, 08/21/2028	5,000,000	5,128,574
Total Consumer Finance		11,092,590

Consumer Products (0.65%)
Haleon UK Capital PLC
3.13%, 03/24/2025	4,000,000	3,914,277

Department Stores (0.82%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	4,954,625

Design, Manufacturing & Distribution (0.48%)
TD SYNNEX Corp.
1.25%, 08/09/2024	3,000,000	2,930,250

Diversified Banks (4.44%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(a)	1,000,000	1,000,658
Bank of America Corp.
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,002,354
1D US SOFR + 1.63%, 04/25/2029(a)	7,000,000	7,060,047
Citigroup, Inc.
1D US SOFR + 0.669%, 05/01/2025(a)	3,000,000	2,961,299
JPMorgan Chase & Co.
Series FRN
1D US SOFR + 0.58%, 06/23/2025(a)	2,000,000	2,000,583
1D US SOFR + 1.07%, 12/15/2025(a)	3,875,000	3,878,073
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,013,519
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 1.70%, 07/18/2025(a)	3,000,000	2,987,645
Total Diversified Banks		26,904,178

Electrical Equipment Manufacturing (1.01%)
Carrier Global Corp.
5.80%, 11/30/2025(d)	3,000,000	3,044,503
Vontier Corp.
1.80%, 04/01/2026	3,350,000	3,093,093
Total Electrical Equipment Manufacturing		6,137,596

	Principal Amount	Value (Note 2)
Entertainment Content (1.07%)
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	$6,500,000	$6,501,201

Entertainment Resources (0.33%)
Vail Resorts, Inc.
6.25%, 05/15/2025(d)	2,000,000	2,004,160

Exploration & Production (0.88%)
Occidental Petroleum Corp.
8.50%, 07/15/2027	4,900,000	5,357,513

Financial Services (8.35%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,120,685
SOFRINDX + 1.05%, 03/03/2027(a)(c)	2,471,000	2,454,231
Goldman Sachs Group, Inc.
1D US SOFR + 1.075%, 08/10/2026(a)	7,000,000	7,068,366
Morgan Stanley
1D US SOFR + 0.525%, 05/30/2025(a)	3,000,000	2,943,830
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,006,535
1D US SOFR + 1.59%, 04/20/2029(a)	3,000,000	3,020,962
1D US SOFR + 1.63%, 07/20/2029(a)	2,000,000	2,036,576
Nasdaq, Inc.
5.65%, 06/28/2025	500,000	504,849
National Securities Clearing Corp.
5.05%, 11/21/2024(d)	7,000,000	6,994,828
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	3,250,000	3,300,043
UBS Group AG
1Y US TI + 1.60%, 08/05/2025(a)(d)	5,000,000	4,970,836
1Y US TI + 1.60%, 12/22/2027(a)(d)	7,000,000	7,211,306
USAA Capital Corp.
3.38%, 05/01/2025(d)	3,000,000	2,944,671
Total Financial Services		50,577,718

Food & Beverage (1.89%)
Constellation Brands, Inc.
3.60%, 05/09/2024	3,000,000	2,985,011
JDE Peet's NV
0.80%, 09/24/2024(d)	1,000,000	967,549
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(d)	3,000,000	2,969,292

	Principal Amount	Value (Note 2)
Mondelez International, Inc.
2.13%, 03/17/2024	$3,000,000	$2,986,265
Nestle Holdings, Inc.
4.00%, 09/12/2025(d)	1,577,000	1,564,458
Total Food & Beverage		11,472,575

Hardware (0.49%)
Teledyne Technologies, Inc.
0.95%, 04/01/2024	3,000,000	2,975,169

Health Care Facilities & Services (1.32%)
HCA, Inc.
5.00%, 03/15/2024	5,974,000	5,968,164
5.20%, 06/01/2028	2,000,000	2,020,674
Total Health Care Facilities & Services		7,988,838

Industrial Other (2.59%)
Element Fleet Management Corp.
6.27%, 06/26/2026(d)	4,300,000	4,380,184
6.32%, 12/04/2028(d)	3,000,000	3,119,157
Honeywell International, Inc.
4.85%, 11/01/2024	5,000,000	4,990,019
Parker-Hannifin Corp.
3.65%, 06/15/2024	1,000,000	992,667
Quanta Services, Inc.
0.95%, 10/01/2024	2,250,000	2,182,545
Total Industrial Other		15,664,572

Leisure Products Manufacturing (0.58%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,947,718
Polaris, Inc.
6.95%, 03/15/2029	1,492,000	1,585,084
Total Leisure Products Manufacturing		3,532,802

Life Insurance (0.66%)
Northwestern Mutual Global Funding
4.71%, 01/10/2029(d)	3,000,000	3,015,882
Security Benefit Global Funding
1.25%, 05/17/2024(d)	1,000,000	986,542
Total Life Insurance		4,002,424

Machinery Manufacturing (0.68%)
Ingersoll Rand, Inc.
5.40%, 08/14/2028	2,000,000	2,052,421
Nordson Corp.
5.60%, 09/15/2028	2,000,000	2,062,040
Total Machinery Manufacturing		4,114,461

Mass Merchants (0.33%)
Dollar General Corp.
4.25%, 09/20/2024	2,000,000	1,983,982

	Principal Amount	Value (Note 2)
Medical Equipment & Devices Manufacturing (0.98%)
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024	$2,000,000	$2,001,646
5.60%, 11/15/2025	2,000,000	2,019,138
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,936,736
Total Medical Equipment & Devices Manufacturing		5,957,520

Metals & Mining (1.42%)
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2026	3,000,000	3,057,614
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,564,798
Total Metals & Mining		8,622,412

Pipeline (4.75%)
Buckeye Partners LP
4.35%, 10/15/2024	2,471,000	2,433,854
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(d)	1,000,000	1,036,123
6.06%, 08/15/2026(d)	1,500,000	1,534,540
Energy Transfer LP
4.50%, 04/15/2024	900,000	897,575
8.00%, 04/01/2029(d)	1,213,000	1,263,327
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	6,250,000	5,982,337
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	9,784,000	9,748,660
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,893,186
Total Pipeline		28,789,602

Power Generation (1.28%)
Vistra Operations Co. LLC
4.88%, 05/13/2024(d)	7,735,000	7,721,793

Real Estate (2.03%)
VICI Properties LP
4.38%, 05/15/2025	10,500,000	10,328,621
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(d)	2,000,000	1,998,166
Total Real Estate		12,326,787

Semiconductors (0.16%)
Microchip Technology, Inc.
0.97%, 02/15/2024	1,000,000	998,168

Software & Services (0.82%)
Concentrix Corp.
6.65%, 08/02/2026	3,350,000	3,431,830
VMware LLC
4.65%, 05/15/2027	1,500,000	1,487,222

	Principal Amount	Value (Note 2)
Total Software & Services		4,919,052

Supermarkets & Pharmacies (1.20%)
7-Eleven, Inc.
0.80%, 02/10/2024(d)	$3,350,000	$3,344,337
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	3,924,000	3,970,107
Total Supermarkets & Pharmacies		7,314,444

Transportation & Logistics (0.67%)
Daimler Truck Finance North America LLC
5.40%, 09/20/2028(d)	2,000,000	2,046,159
5.60%, 08/08/2025(d)	2,000,000	2,016,591
Total Transportation & Logistics		4,062,750

Travel & Lodging (0.34%)
Marriott International, Inc.
5.45%, 09/15/2026	2,000,000	2,030,443

Utilities (5.33%)
American Electric Power Co., Inc.
2.03%, 03/15/2024	3,969,000	3,950,545
5.70%, 08/15/2025	3,000,000	3,024,626
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,923,271
DTE Energy Co.
4.22%, 11/01/2024(b)	2,000,000	1,979,433
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,015,082
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	3,000,000	3,026,177
ONE Gas, Inc.
1.10%, 03/11/2024	3,439,000	3,422,637
Sempra
5.40%, 08/01/2026	2,000,000	2,024,874
Southern Co.
4.48%, 08/01/2024(b)	3,000,000	2,981,024
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	2,981,534
Total Utilities		32,329,203

Waste & Environment Services & Equipment (0.38%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	2,340,000	2,286,872

Wireless Telecommunications Services (0.83%)
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,015,650

TOTAL CORPORATE BONDS
(Cost $433,514,931)		434,263,104

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (22.01%)

U.S. Treasury Bonds (22.01%)
United States Treasury Notes
3.75%, 12/31/2028	$6,068,000	$6,034,105
4.38%, 12/15/2026	2,824,000	2,851,137
4.38%, 11/30/2028	9,515,000	9,724,999
4.63%, 03/15/2026	24,641,000	24,857,571
4.75%, 07/31/2025	22,199,000	22,306,093
4.88%, 11/30/2025	5,813,000	5,873,968
5.00%, 08/31/2025	6,607,000	6,668,812
5.00%, 09/30/2025	24,225,000	24,476,713
5.00%, 10/31/2025	30,274,000	30,620,495
Total U.S. Treasury Bonds		133,413,893

TOTAL GOVERNMENT BONDS
(Cost $132,518,160)		133,413,893

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.67%)

Money Market Fund (3.67%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.23%	22,215,819	22,215,819

TOTAL SHORT TERM INVESTMENTS
(Cost $22,215,819)			22,215,819

TOTAL INVESTMENTS (98.58%)
(Cost $595,871,120)			$597,404,662

Other Assets In Excess Of Liabilities (1.42%)			8,624,394

NET ASSETS (100.00%)			$606,029,056

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI – Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of January 31, 2024 was 5.33%

30D US SOFR - 30 Day SOFR as of January 31, 2024 was 5.33%

1D US SOFR - 1 Day SOFR as of January 31, 2024 was 5.32%

1Y US TI -  1 Year US TI as of January 31, 2024 was 4.73%

10Y US TI -  10 Year US TI as of January 31, 2024 was 3.99%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2024.
(c)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the aggregate market value of those securities was $120,484,779, representing 19.88% of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.76%)

Aerospace & Defense (0.24%)

TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$6,800,000	$6,816,354

Apparel & Textile Products (0.14%)

Hanesbrands, Inc.
1M US SOFR + 3.75%, 03/08/2030(a)	3,970,000	3,955,113

Consumer Finance (0.14%)

GTCR W MERGER SUB LLC, TL
1D US SOFR + 3.00%, 09/23/2030(a)	4,101,000	4,116,379

Pipeline (0.24%)

Buckeye Partners, L.P., TL
1M US SOFR + 2.50%, 11/22/2030(a)	6,954,000	6,959,806

TOTAL BANK LOANS
(Cost $21,853,993)		21,847,652

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (9.86%)

Fannie Mae
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	$8,009	$7,872
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	27,229	27,081
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	11,384	11,370
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	9,833	9,788
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	6,865	6,754
	Principal Amount	Value (Note 2)
Series 2001-29, Class Z,
6.500%, 07/25/2031	$47,392	$48,585
Series 2001-51, Class OD,
6.500%, 10/25/2031	1,000	998
Series 2001-52, Class XZ,
6.500%, 10/25/2031	17,976	18,585
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	78,246	78,294
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	126,460	127,953
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	8,727	8,736
Series 2001-63, Class TC,
6.000%, 12/25/2031	15,759	16,250
Series 2001-68, Class PH,
6.000%, 12/25/2031	12,902	13,311
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	45,768	45,797
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	55,965	56,078
Series 2001-81, Class GE,
6.000%, 01/25/2032	10,876	11,230
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	34,630	34,779
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	38,499	38,871
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	34,487	34,673
Series 2002-16, Class TM,
7.000%, 04/25/2032	10,042	10,447
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	20,757	21,006
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	36,296	36,457
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	31,034	31,377
Series 2002-34, Class EO,
–%, 05/18/2032(b)	24,718	23,316

	Principal Amount	Value (Note 2)
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	$11,196	$11,191
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	53,351	53,898
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	10,946	10,925
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	33,214	33,552
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	30,882	31,179
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	77,046	77,973
Series 2002-63, Class EZ,
6.000%, 10/25/2032	5,902	6,035
Series 2002-64, Class PG,
5.500%, 10/25/2032	43,318	44,190
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	14,633	14,810
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	44,374	44,589
Series 2002-71, Class AQ,
4.000%, 11/25/2032	29,694	28,889
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	21,771	21,915
Series 2002-80, Class CZ,
4.500%, 09/25/2032	103,891	98,470
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	10,995	10,854
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	15,832	15,815
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	10,424	10,416
Series 2003-110, Class CK,
3.000%, 11/25/2033	17,558	16,923
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	21,243	21,177
Series 2003-119, Class ZP,
4.000%, 12/25/2033	50,215	47,663
	Principal Amount	Value (Note 2)
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	$30,935	$30,908
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	42,447	42,551
Series 2003-131, Class CH,
5.500%, 01/25/2034	64,800	66,574
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	24,448	24,508
Series 2003-14, Class AP,
4.000%, 03/25/2033	42,476	41,773
Series 2003-14, Class AN,
3.500%, 03/25/2033	28,317	27,787
Series 2003-19, Class MB,
4.000%, 05/25/2031	28,009	27,110
Series 2003-21, Class OG,
4.000%, 01/25/2033	17,391	16,966
Series 2003-22, Class BZ,
6.000%, 04/25/2033	21,431	21,849
Series 2003-27, Class EK,
5.000%, 04/25/2033	23,551	23,779
Series 2003-30, Class JQ,
5.500%, 04/25/2033	21,718	22,164
Series 2003-32, Class UJ,
5.500%, 05/25/2033	36,724	37,639
Series 2003-41, Class OB,
4.000%, 05/25/2033	100,571	95,560
Series 2003-41, Class OZ,
3.750%, 05/25/2033	168,543	153,838
Series 2003-42, Class JH,
5.500%, 05/25/2033	53,621	54,756
Series 2003-46, Class PJ,
5.500%, 06/25/2033	28,244	28,964
Series 2003-47, Class PE,
5.750%, 06/25/2033	38,354	39,554
Series 2003-64, Class JK,
3.500%, 07/25/2033	44,655	43,374
Series 2003-64, Class ZC,
5.000%, 07/25/2033	23,583	23,371
Series 2003-71, Class HD,
5.500%, 08/25/2033	101,569	102,768
Series 2003-76, Class EZ,
5.000%, 08/25/2033	117,524	116,470
Series 2003-94, Class CE,
5.000%, 10/25/2033	5,374	5,308
Series 2004-10, Class ZB,
6.000%, 02/25/2034	166,738	169,127

	Principal Amount	Value (Note 2)
Series 2004-101, Class TB,
5.500%, 01/25/2035	$104,526	$107,095
Series 2004-14, Class QB,
5.250%, 03/25/2034	138,101	140,634
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	124,761
Series 2004-17, Class DZ,
5.500%, 04/25/2034	13,539	13,547
Series 2004-26, Class CG,
4.500%, 08/25/2033	509	506
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	21,551	21,467
Series 2004-36, Class CB,
5.000%, 05/25/2034	76,394	77,158
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	162,199	161,740
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	113,998	113,763
Series 2004-60, Class AC,
5.500%, 04/25/2034	95,452	94,606
Series 2004-68, Class LC,
5.000%, 09/25/2029	30,622	30,342
Series 2004-77, Class AY,
4.500%, 10/25/2034	14,404	14,184
Series 2004-82, Class HK,
5.500%, 11/25/2034	40,108	40,717
Series 2004-92, Class FD,
30D US SOFR + 0.46%, 05/25/2034(a)	86,147	86,069
Series 2004-92, Class TB,
5.500%, 12/25/2034	71,393	73,533
Series 2005-110, Class MP,
5.500%, 12/25/2035	14,101	14,270
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	17,776	17,605
Series 2005-122, Class PY,
6.000%, 01/25/2036	266,193	272,705
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	24,691
Series 2005-17, Class EZ,
4.500%, 03/25/2035	163,719	157,652
Series 2005-29, Class ZA,
5.500%, 04/25/2035	969,169	1,002,744
Series 2005-3, Class CH,
5.250%, 02/25/2035	68,560	70,381
	Principal Amount	Value (Note 2)
Series 2005-35, Class DZ,
5.000%, 04/25/2035	$113,485	$113,611
Series 2005-48, Class TD,
5.500%, 06/25/2035	107,989	111,479
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	92,138	95,388
Series 2005-62, Class GZ,
5.750%, 07/25/2035	341,479	352,233
Series 2005-64, Class PL,
5.500%, 07/25/2035	57,225	58,126
Series 2005-68, Class BE,
5.250%, 08/25/2035	64,611	65,142
Series 2005-68, Class PG,
5.500%, 08/25/2035	23,878	24,296
Series 2005-68, Class CZ,
5.500%, 08/25/2035	258,380	257,562
Series 2005-69, Class GZ,
4.500%, 08/25/2035	16,805	16,256
Series 2005-7, Class MZ,
4.750%, 02/25/2035	26,095	25,571
Series 2005-70, Class KP,
5.000%, 06/25/2035	45,881	46,564
Series 2005-70, Class NA,
5.500%, 08/25/2035	10,155	10,345
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	10,104	10,005
Series 2005-79, Class DB,
5.500%, 09/25/2035	68,099	69,955
Series 2005-84, Class XM,
5.750%, 10/25/2035	51,460	52,427
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	17,583	17,406
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	554,366
Series 2005-99, Class FA,
30D US SOFR + 0.41%, 11/25/2035(a)	15,058	15,015
Series 2005-99, Class ZA,
5.500%, 12/25/2035	121,942	125,032
Series 2006-112, Class QC,
5.500%, 11/25/2036	17,551	18,090
Series 2006-114, Class HE,
5.500%, 12/25/2036	79,136	81,393
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	13,687	13,483

	Principal Amount	Value (Note 2)
Series 2006-16, Class HZ,
5.500%, 03/25/2036	$211,023	$210,462
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	13,241	13,113
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	33,098
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	34,729	34,278
Series 2006-48, Class DZ,
6.000%, 06/25/2036	169,919	179,275
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	9,933	9,863
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	176,206	177,203
Series 2006-63, Class QH,
5.500%, 07/25/2036	29,144	30,057
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	65,305	64,590
Series 2006-71, Class ZH,
6.000%, 07/25/2036	35,760	36,991
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	68,430	67,634
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	14,140	14,006
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	40,773	40,518
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	28,217	28,161
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	165,677	165,210
Series 2007-12, Class BZ,
6.000%, 03/25/2037	460,566	464,554
Series 2007-12, Class ZA,
6.000%, 03/25/2037	166,979	163,331
Series 2007-14, Class GZ,
5.500%, 03/25/2037	144,311	145,590
Series 2007-18, Class MZ,
6.000%, 03/25/2037	126,995	127,137
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	69,147	67,400
	Principal Amount	Value (Note 2)
Series 2007-26, Class ZB,
5.500%, 04/25/2037	$239,379	$240,001
Series 2007-30, Class MB,
4.250%, 04/25/2037	54,487	54,003
Series 2007-33, Class HE,
5.500%, 04/25/2037	35,556	36,858
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	21,456	21,046
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	7,032	6,925
Series 2007-51, Class CP,
5.500%, 06/25/2037	24,950	25,292
Series 2007-51, Class PB,
5.500%, 06/25/2037	28,357	27,808
Series 2007-55, Class PH,
6.000%, 06/25/2047	259,275	276,262
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	19,522	19,274
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	36,944	36,209
Series 2007-63, Class VZ,
5.500%, 07/25/2037	180,349	182,188
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	18,223	17,899
Series 2007-65, Class ZE,
5.500%, 07/25/2037	585,772	586,203
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	51,237	50,373
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	25,257	24,811
Series 2007-77, Class JE,
6.000%, 08/25/2037	289,265	285,936
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	29,304	29,025
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	96,200	95,790
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	26,299	26,087
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	19,800	19,441

	Principal Amount	Value (Note 2)
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	$150,633	$151,134
Series 2008-24, Class WD,
5.500%, 02/25/2038	153,997	155,687
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	37,494	37,818
Series 2008-27, Class B,
5.500%, 04/25/2038	656,228	673,093
Series 2008-46, Class LA,
5.500%, 06/25/2038	10,477	10,564
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	20,920	20,961
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	150,560	152,910
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	33,029	33,076
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	35,336	35,372
Series 2009-11, Class MP,
7.000%, 03/25/2049	101,190	108,077
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	80,215	80,445
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	133,385
Series 2009-12, Class LA,
15.329%, 03/25/2039(a)	266,948	331,053
Series 2009-12, Class LD,
17.104%, 03/25/2039(a)	364,206	507,871
Series 2009-19, Class ZA,
6.500%, 04/25/2039	417,498	439,248
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	58,470
Series 2009-39, Class Z,
6.000%, 06/25/2039	1,796,799	1,854,837
Series 2009-42, Class TZ,
4.500%, 03/25/2039	237,108	226,775
Series 2009-47, Class BN,
4.500%, 07/25/2039	31,792	31,315
Series 2009-62, Class WA,
5.583%, 08/25/2039(a)	104,772	105,171
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	44,712	44,796
	Principal Amount	Value (Note 2)
Series 2009-70, Class CO,
–%, 01/25/2037(b)	$68,001	$57,562
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	21,465	21,385
Series 2009-86, Class OT,
–%, 10/25/2037(b)	28,909	24,030
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	54,845	55,008
Series 2009-90, Class UZ,
4.500%, 11/25/2039	663,802	635,511
Series 2010-1, Class WA,
6.240%, 02/25/2040(a)	15,339	15,652
Series 2010-1, Class EL,
4.500%, 02/25/2040	244,621	241,551
Series 2010-102, Class B,
4.500%, 07/25/2040	222,414	219,804
Series 2010-102, Class HA,
4.000%, 09/25/2050	57,886	54,716
Series 2010-103, Class DZ,
4.500%, 09/25/2040	222,882	215,227
Series 2010-103, Class PJ,
4.500%, 09/25/2040	30,148	29,763
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	43,110	42,443
Series 2010-118, Class LZ,
4.750%, 10/25/2040	33,762	33,433
Series 2010-122, Class JA,
7.000%, 07/25/2040	14,874	15,140
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	17,215	17,013
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	161,238
Series 2010-129, Class PZ,
4.500%, 11/25/2040	34,997	31,996
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,205,455	1,183,689
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	90,619	90,539
Series 2010-141, Class LZ,
4.500%, 12/25/2040	704,316	682,404
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	85,764
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	40,939	40,220

	Principal Amount	Value (Note 2)
Series 2010-141, Class AL,
4.000%, 12/25/2040	$302,804	$290,069
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	14,502	14,232
Series 2010-154, Class JA,
3.000%, 11/25/2040	280,210	265,035
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	71,395
Series 2010-19, Class PY,
5.000%, 03/25/2040	308,436	310,555
Series 2010-33, Class KN,
4.500%, 03/25/2040	31,967	31,118
Series 2010-37, Class CY,
5.000%, 04/25/2040	31,822	32,205
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	33,113	32,976
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	175,641
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	273,302
Series 2010-57, Class HA,
3.500%, 02/25/2040	15,987	15,785
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	44,634	44,337
Series 2010-64, Class DM,
5.000%, 06/25/2040	30,556	30,639
Series 2010-67, Class BD,
4.500%, 06/25/2040	544,973	534,703
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	80,442
Series 2010-82, Class WZ,
5.000%, 08/25/2040	334,989	333,523
Series 2010-9, Class ME,
5.000%, 02/25/2040	921,594	928,877
Series 2011-114, Class B,
3.500%, 11/25/2041	150,737	140,788
Series 2011-118, Class KL,
3.250%, 07/25/2040	91,037	87,486
Series 2011-121, Class JP,
4.500%, 12/25/2041	110,959	109,282
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	787,161
Series 2011-130, Class KB,
4.000%, 12/25/2041	33,374	31,469
Series 2011-132, Class PE,
4.500%, 12/25/2041	118,107	116,758
	Principal Amount	Value (Note 2)
Series 2011-145, Class JA,
4.500%, 12/25/2041	$8,245	$8,119
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	387,117
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	22,524	22,263
Series 2011-17, Class PD,
4.000%, 03/25/2041	6,246	6,056
Series 2011-26, Class PA,
4.500%, 04/25/2041	92,815	91,375
Series 2011-27, Class ZD,
2.500%, 09/25/2040	168,094	147,427
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	141,857	140,314
Series 2011-30, Class ZA,
5.000%, 04/25/2041	894,343	881,402
Series 2011-43, Class B,
3.500%, 05/25/2031	17,795	17,297
Series 2011-45, Class ZA,
4.000%, 05/25/2031	15,929	15,691
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	98,669	97,933
Series 2011-5, Class PO,
–%, 09/25/2040(b)	8,397	6,112
Series 2011-55, Class BZ,
3.500%, 06/25/2041	456,252	429,271
Series 2011-74, Class UB,
4.000%, 07/25/2040	134,356	128,801
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	88,267	87,404
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	22,786	22,654
Series 2011-93, Class ST,
4.000%, 09/25/2041	18,053	17,417
Series 2011-93, Class GA,
4.000%, 04/25/2039	20,282	19,553
Series 2012-100, Class DB,
3.000%, 09/25/2042	961,800	851,800
Series 2012-103, Class PY,
3.000%, 09/25/2042	180,000	151,518
Series 2012-106, Class QN,
3.500%, 10/25/2042	59,823	56,125
Series 2012-108, Class PL,
3.000%, 10/25/2042	541,668	487,887

	Principal Amount	Value (Note 2)
Series 2012-110, Class JB,
2.500%, 10/25/2042	$204,000	$150,489
Series 2012-111, Class B,
7.000%, 10/25/2042	74,600	80,720
Series 2012-112, Class DA,
3.000%, 10/25/2042	169,634	153,394
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	177,231
Series 2012-120, Class AH,
2.500%, 02/25/2032	22,279	21,596
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	486,470
Series 2012-126, Class TA,
3.000%, 10/25/2042	170,170	154,527
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,143	5,403
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	25,801
Series 2012-13, Class JP,
4.500%, 02/25/2042	423,482	417,046
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	40,405	39,358
Series 2012-137, Class CF,
30D US SOFR + 0.41%, 08/25/2041(a)	12,205	12,142
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	164,897
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	142,375
Series 2012-14, Class FL,
30D US SOFR + 0.56%, 12/25/2040(a)	2,970	2,966
Series 2012-141, Class PD,
1.750%, 10/25/2041	91,574	83,575
Series 2012-149, Class DA,
1.750%, 01/25/2043	25,478	23,252
Series 2012-149, Class ZA,
3.000%, 01/25/2041	59,552	56,188
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	136,911
Series 2012-151, Class NX,
1.500%, 01/25/2043	334,413	282,310
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	181,925
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	52,594
Series 2012-153, Class B,
7.000%, 07/25/2042	25,310	27,625
	Principal Amount	Value (Note 2)
Series 2012-17, Class JB,
3.500%, 03/25/2042	$200,000	$151,962
Series 2012-17, Class JA,
3.500%, 12/25/2041	231,701	216,171
Series 2012-19, Class CB,
3.500%, 03/25/2042	197,000	181,231
Series 2012-20, Class TD,
4.500%, 02/25/2042	33,306	32,890
Series 2012-26, Class MA,
3.500%, 03/25/2042	117,867	108,622
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	113,517
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	26,360	26,055
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	47,495	47,152
Series 2012-38, Class MC,
3.000%, 04/25/2042	147,000	120,580
Series 2012-46, Class YB,
3.500%, 05/25/2042	61,440	55,733
Series 2012-46, Class CD,
2.500%, 04/25/2041	60,624	58,871
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	45,523	45,530
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	120,324
Series 2012-49, Class TG,
2.000%, 07/25/2041	28,925	28,058
Series 2012-50, Class HC,
2.000%, 03/25/2042	112,016	102,130
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	313,594
Series 2012-51, Class ZX,
3.500%, 05/25/2042	2,033,218	1,513,047
Series 2012-52, Class BM,
4.500%, 01/25/2042	581,938	571,591
Series 2012-53, Class AP,
2.000%, 04/25/2041	39,717	38,567
Series 2012-56, Class WB,
3.500%, 05/25/2042	65,766	60,500
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	388,984
Series 2012-64, Class NA,
3.000%, 08/25/2041	17,195	16,950
Series 2012-69, Class PL,
3.000%, 01/25/2042	103,635	99,416

	Principal Amount	Value (Note 2)
Series 2012-70, Class WC,
3.000%, 07/25/2042	$172,000	$135,246
Series 2012-80, Class GZ,
3.000%, 08/25/2042	391,081	355,447
Series 2012-82, Class E,
2.000%, 04/25/2042	22,613	21,006
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	73,263
Series 2012-90, Class PH,
3.000%, 01/25/2042	59,490	57,001
Series 2012-90, Class PB,
2.500%, 01/25/2042	267,703	253,193
Series 2012-93, Class TL,
3.000%, 09/25/2042	420,000	345,785
Series 2012-98, Class ZP,
6.000%, 09/25/2042	693,136	755,155
Series 2012-99, Class DC,
2.000%, 08/25/2041	119,614	109,891
Series 2013-100, Class DH,
3.000%, 09/25/2031	2,079	2,070
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	48,778
Series 2013-108, Class GU,
3.000%, 10/25/2033	38,283	36,439
Series 2013-114, Class LM,
4.000%, 03/25/2042	211,642	201,717
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	33,014	32,307
Series 2013-136, Class QB,
3.500%, 03/25/2042	160,708	148,102
Series 2013-17, Class YM,
4.000%, 03/25/2033	12,903	12,698
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	12,229	11,966
Series 2013-20, Class CA,
2.500%, 01/25/2043	175,196	154,439
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	181,462
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	89,169
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	87,891
Series 2013-53, Class CV,
3.500%, 05/25/2030	79,346	78,047
Series 2013-68, Class LE,
2.000%, 04/25/2043	79,079	71,319
	Principal Amount	Value (Note 2)
Series 2013-68, Class P,
3.500%, 10/25/2042	$124,916	$120,379
Series 2013-70, Class CE,
2.500%, 01/25/2043	164,521	151,637
Series 2013-72, Class AF,
30D US SOFR + 0.36%, 11/25/2042(a)	6,091	6,063
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,390
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	185,558
Series 2013-9, Class BC,
6.500%, 07/25/2042	212,333	227,162
Series 2013-9, Class CB,
5.500%, 04/25/2042	488,491	501,243
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	128,096
Series 2014-10, Class BA,
5.336%, 03/25/2054(a)	285,460	293,235
Series 2014-20, Class AC,
3.000%, 08/25/2036	48,106	47,103
Series 2014-21, Class MA,
2.000%, 09/25/2041	65,597	61,513
Series 2014-23, Class Z,
3.500%, 05/25/2044	497,953	454,743
Series 2014-23, Class A,
3.000%, 05/25/2044	778,233	697,339
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	47,505
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	45,301
Series 2014-43, Class PZ,
3.000%, 07/25/2043	249,037	206,909
Series 2014-49, Class CA,
3.000%, 08/25/2044	80,322	76,950
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	932,546
Series 2014-6, Class Z,
2.500%, 02/25/2044	128,369	109,683
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	89,659
Series 2014-67, Class PL,
3.000%, 04/25/2043	162,313	152,412
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	12,977	12,619
Series 2014-80, Class DZ,
3.000%, 12/25/2044	3,069,387	2,731,225

	Principal Amount	Value (Note 2)
Series 2014-81, Class GC,
3.000%, 03/25/2038	$25,780	$24,999
Series 2014-86, Class PA,
2.000%, 12/25/2044	959,060	848,224
Series 2014-88, Class ER,
2.500%, 02/25/2036	22,755	21,707
Series 2015-16, Class ZY,
2.500%, 04/25/2045	10,553,162	8,830,258
Series 2015-2, Class CD,
3.500%, 02/25/2045	162,467	128,709
Series 2015-51, Class CD,
3.000%, 07/25/2044	106,795	101,081
Series 2015-53, Class KB,
3.000%, 01/25/2045	820,816	739,327
Series 2015-56, Class MH,
3.500%, 08/25/2045	987,317	891,802
Series 2015-65, Class CZ,
3.500%, 09/25/2045	134,199	116,466
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	90,252
Series 2016-14, Class NC,
2.500%, 03/25/2046	210,596	197,792
Series 2016-2, Class BH,
2.700%, 07/25/2045	186,113	170,900
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	233,475
Series 2016-27, Class HK,
3.000%, 01/25/2041	262,832	249,455
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	306,803
Series 2016-33, Class JA,
3.000%, 07/25/2045	143,692	133,375
Series 2016-33, Class LE,
2.500%, 11/25/2033	36,384	33,813
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	66,718	65,845
Series 2016-52, Class MZ,
3.000%, 08/25/2046	250,394	182,770
Series 2016-55, Class EA,
1.750%, 07/25/2043	791,349	642,047
Series 2016-57, Class PC,
1.750%, 06/25/2046	241,962	201,906
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	33,257	32,760
Series 2016-8, Class CB,
3.500%, 03/25/2046	893,000	817,083
	Principal Amount	Value (Note 2)
Series 2016-83, Class KL,
2.500%, 11/25/2046	$132,411	$85,992
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	4,063
Series 2016-9, Class D,
3.000%, 03/25/2046	30,015	27,096
Series 2016-9, Class PA,
2.500%, 06/25/2045	158,692	147,154
Series 2017-1, Class JP,
3.500%, 04/25/2045	90,574	87,326
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	24,967	24,536
Series 2017-100, Class ZE,
3.500%, 12/25/2047	131,569	118,036
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	109,092
Series 2017-15, Class PE,
3.500%, 04/25/2046	44,903	42,547
Series 2017-19, Class B,
3.000%, 01/25/2047	232,080	209,321
Series 2017-22, Class DA,
4.000%, 08/25/2044	1,221	1,214
Series 2017-24, Class H,
3.000%, 08/25/2043	57,938	56,735
Series 2017-25, Class QE,
2.500%, 04/25/2047	159,347	137,342
Series 2017-35, Class AH,
3.500%, 04/25/2053	10,379	10,129
Series 2017-38, Class JA,
3.000%, 03/25/2047	109,995	99,431
Series 2017-46, Class P,
3.500%, 06/25/2047	2,582,124	2,320,553
Series 2017-56, Class BA,
3.000%, 03/25/2045	83,255	78,995
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	107,117
Series 2017-68, Class HQ,
3.000%, 07/25/2046	762,907	708,283
Series 2017-84, Class JP,
2.750%, 10/25/2047	119,584	105,801
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	883,715
Series 2017-96, Class PA,
3.000%, 12/25/2054	116,375	109,891
Series 2017-99, Class DZ,
3.500%, 12/25/2047	146,080	131,011
Series 2018-15, Class KG,
2.500%, 01/25/2048	105,602	89,999

	Principal Amount	Value (Note 2)
Series 2018-19, Class KB,
3.000%, 04/25/2046	$53,675	$51,104
Series 2018-2, Class HD,
3.000%, 02/25/2047	22,334	21,318
Series 2018-25, Class AL,
3.500%, 04/25/2048	187,296	165,975
Series 2018-38, Class PA,
3.500%, 06/25/2047	67,117	64,214
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	88,529	86,947
Series 2018-41, Class PZ,
4.000%, 06/25/2048	979,326	819,333
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	91,259	89,289
Series 2018-45, Class GA,
3.000%, 06/25/2048	36,042	32,282
Series 2018-5, Class JP,
3.000%, 09/25/2047	42,809	38,670
Series 2018-50, Class DY,
3.000%, 10/25/2047	556,598	503,563
Series 2018-56, Class CH,
3.000%, 08/25/2048	29,730	26,635
Series 2018-6, Class PA,
3.000%, 02/25/2048	190,109	171,141
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	85,954
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	266,729
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	273,323
Series 2018-74, Class AB,
3.500%, 10/25/2048	325,032	302,193
Series 2018-8, Class KL,
2.500%, 03/25/2047	284,373	255,686
Series 2018-83, Class LH,
4.000%, 11/25/2048	20,237	19,275
Series 2018-83, Class AC,
3.500%, 11/25/2048	144,261	131,117
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	350,018
Series 2018-94, Class KD,
3.500%, 12/25/2048	46,374	42,440
Series 2018-94, Class KZ,
4.500%, 01/25/2049	192,243	157,312
Series 2019-10, Class MA,
3.000%, 03/25/2049	74,148	66,441
	Principal Amount	Value (Note 2)
Series 2019-11, Class EA,
3.000%, 05/25/2048	$217,885	$200,677
Series 2019-12, Class HA,
3.500%, 11/25/2057	255,236	241,730
Series 2019-13, Class MH,
3.000%, 03/25/2049	284,312	258,366
Series 2019-34, Class PZ,
3.000%, 07/25/2049	115,717	61,682
Series 2019-45, Class PT,
3.000%, 08/25/2049	245,268	222,010
Series 2019-50, Class CZ,
2.750%, 09/25/2049	176,303	84,598
Series 2019-55, Class MQ,
3.500%, 10/25/2049	577,571	523,819
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	11,163	10,828
Series 2019-65, Class HA,
2.500%, 11/25/2049	162,729	140,612
Series 2019-75, Class PA,
3.000%, 10/25/2049	537,023	469,467
Series 2019-81, Class LB,
1.500%, 12/25/2049	519,808	420,610
Series 2019-82, Class HZ,
3.000%, 01/25/2050	405,319	344,236
Series 2020-10, Class B,
3.000%, 03/25/2050	231,283	202,811
Series 2020-11, Class JW,
3.000%, 03/25/2050	237,000	182,533
Series 2020-36, Class GD,
2.000%, 12/25/2037	128,005	115,661
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	114,812
Series 2020-47, Class GZ,
2.000%, 07/25/2050	214,847	128,462
Series 2020-73, Class ED,
0.835%, 11/25/2049(a)	795,343	588,661
Series 2021-12, Class GA,
1.000%, 07/25/2050	129,783	96,128
Series 2021-15, Class JB,
1.250%, 04/25/2051	120,361	48,772
Series 2021-17, Class ZA,
1.500%, 04/25/2051	160,682	66,579
Series 2021-43, Class JC,
2.000%, 05/25/2051	126,758	103,562
Series 2021-47, Class PE,
1.750%, 07/25/2051	802,826	629,794
Series 2021-47, Class PD,
1.500%, 07/25/2051	802,826	619,704

	Principal Amount	Value (Note 2)
Series 2021-59, Class H,
2.000%, 06/25/2048	$224,658	$182,018
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	105,075
Series 2021-66, Class JG,
1.000%, 10/25/2051	537,191	427,358
Series 2021-66, Class HU,
1.500%, 10/25/2051	259,998	128,854
Series 2021-68, Class A,
2.000%, 07/25/2049	2,491,210	1,989,823
Series 2021-69, Class WA,
2.000%, 04/25/2049	318,945	262,727
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	192,605
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	53,562
Series 2021-8, Class HZ,
2.000%, 03/25/2051	466,136	213,224
Series 2021-80, Class KE,
2.000%, 11/25/2051	222,330	184,466
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,648,601
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,611,565
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	56,726
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	206,047
Series 2022-43, Class ZA,
4.500%, 07/25/2052	240,510	232,403
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,889,708
Series 2022-68, Class Z,
5.000%, 10/25/2052	705,464	703,998
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,602	679,951
Series 2022-88, Class EZ,
6.000%, 12/25/2052	4,214,222	4,373,478
Series 2022-90, Class AY,
4.500%, 12/25/2041	180,000	173,859
Series 2023-19, Class BZ,
5.000%, 05/25/2053	5,609,356	5,656,001
		100,881,328
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	132,458	132,446
	Principal Amount	Value (Note 2)
Freddie Mac
Series 1996-1863, Class Z,
6.500%, 07/15/2026	$58	$58
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	6,549	6,552
Series 1997-1980, Class Z,
7.000%, 07/15/2027	20,205	20,309
Series 1998-2034, Class Z,
6.500%, 02/15/2028	12,018	12,213
Series 1998-2035, Class PC,
6.950%, 03/15/2028	2,871	2,903
Series 1998-2053, Class Z,
6.500%, 04/15/2028	9,610	9,681
Series 1998-2060, Class Z,
6.500%, 05/15/2028	5,242	5,328
Series 1998-2079, Class FA,
30D US SOFR + 0.61%, 07/17/2028(a)	56	56
Series 1998-2095, Class PE,
6.000%, 11/15/2028	10,475	10,567
Series 1998-2102, Class Z,
6.000%, 12/15/2028	30,660	30,949
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	14,788	14,755
Series 1999-2126, Class CB,
6.250%, 02/15/2029	13,037	13,151
Series 1999-2137, Class TH,
6.500%, 03/15/2029	3,675	3,741
Series 1999-2154, Class PL,
6.500%, 05/15/2029	103,985	104,728
Series 2000-2224, Class CB,
8.000%, 03/15/2030	8,844	9,316
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	7,035	7,115
Series 2001-2279, Class Z,
6.000%, 01/15/2031	7,439	7,463
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	21,579	21,511
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	18,451	18,106
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	100,743	104,461
Series 2001-2334, Class KB,
6.500%, 05/15/2028	46,136	46,670

	Principal Amount	Value (Note 2)
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	$22,327	$22,480
Series 2001-2367, Class FA,
30D US SOFR + 0.63%, 06/15/2031(a)	19,304	19,233
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	13,828	13,793
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	16,533	16,525
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	16,118	16,104
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	6,624	6,604
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	17,773	17,757
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	102,963	103,362
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	15,722	15,726
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	22,841	23,123
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	6,920	6,906
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	37,123	36,341
Series 2002-2430, Class WF,
6.500%, 03/15/2032	6,429	6,672
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	28,046	28,394
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	52,938	53,398
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	44,180	44,144
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	56,751	57,436
	Principal Amount	Value (Note 2)
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	$15,542	$15,424
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	16,036	16,229
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	54,290	54,219
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	25,645	25,880
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	29,453	28,612
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	7,592	7,537
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	41,544	40,043
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	39,480	39,953
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	29,373	29,113
Series 2002-2524, Class DH,
6.000%, 11/15/2032	27,990	29,040
Series 2002-2525, Class NU,
5.000%, 04/15/2032	62,244	61,523
Series 2002-2535, Class AW,
5.500%, 12/15/2032	8,082	8,259
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	111,265	111,538
Series 2002-2541, Class BL,
5.500%, 12/15/2032	33,530	34,262
Series 2003-2554, Class MN,
5.500%, 01/15/2033	37,009	37,919
Series 2003-2557, Class HL,
5.300%, 01/15/2033	129,088	129,661
Series 2003-2557, Class NU,
5.250%, 03/15/2032	42,920	43,067
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	30,280	30,127
Series 2003-2568, Class D,
5.500%, 02/15/2033	29,014	29,684
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	16,359	16,474

	Principal Amount	Value (Note 2)
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	$73,762	$73,359
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	29,425	29,313
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	194,136	187,753
Series 2003-2590, Class QY,
3.750%, 04/15/2028	2,296	2,272
Series 2003-2614, Class FV,
30D US SOFR + 1.61%, 05/15/2033(a)	177,884	179,259
Series 2003-2624, Class QH,
5.000%, 06/15/2033	10,416	10,540
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	210,861	193,476
Series 2003-2627, Class CN,
5.000%, 06/15/2033	30,136	30,337
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	146,230
Series 2003-2647, Class A,
3.250%, 04/15/2032	58,398	56,616
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	278,117	276,267
Series 2003-2668, Class LH,
5.000%, 09/15/2033	19,336	19,385
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	62,311	62,544
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	112,739	114,469
Series 2003-2717, Class LH,
5.500%, 12/15/2033	4,961	5,103
Series 2003-2725, Class TA,
4.500%, 12/15/2033	159,000	156,451
Series 2004-2750, Class TC,
5.250%, 02/15/2034	4,171	4,168
Series 2004-2768, Class PW,
4.250%, 03/15/2034	134,893	131,232
Series 2004-2802, Class OH,
6.000%, 05/15/2034	11,217	11,384
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	30,543	31,290
Series 2004-2835, Class TB,
4.500%, 08/15/2034	303,635	299,407
Series 2004-2893, Class PE,
5.000%, 11/15/2034	2,179	2,207
	Principal Amount	Value (Note 2)
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	$65,901	$66,177
Series 2004-2901, Class KB,
5.000%, 12/15/2034	82,388	83,569
Series 2005-2916, Class MY,
5.500%, 01/15/2035	131,734	135,562
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	10,769	10,578
Series 2005-2929, Class PG,
5.000%, 02/15/2035	31,564	32,007
Series 2005-2933, Class HD,
5.500%, 02/15/2035	19,773	20,070
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	543,678
Series 2005-2953, Class PG,
5.500%, 03/15/2035	14,787	15,267
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	10,588	10,466
Series 2005-2973, Class GE,
5.500%, 05/15/2035	243,000	246,629
Series 2005-2980, Class QA,
6.000%, 05/15/2035	28,792	29,892
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	72,387
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	60,672	62,260
Series 2005-3012, Class WZ,
5.500%, 08/15/2035	244,728	248,382
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	8,634	8,559
Series 2005-3028, Class PG,
5.500%, 09/15/2035	41,116	41,744
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	903,476	902,865
Series 2005-3033, Class WY,
5.500%, 09/15/2035	70,855	72,993
Series 2005-3036, Class NE,
5.000%, 09/15/2035	83,243	84,583
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	163,155	170,962
Series 2005-3052, Class WH,
5.500%, 10/15/2035	17,444	17,867
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	77,745	77,832
Series 2005-3062, Class DE,
5.500%, 11/15/2035	111,333	114,349

	Principal Amount	Value (Note 2)
Series 2005-3068, Class Z,
5.500%, 11/15/2035	$137,760	$140,444
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	13,243	13,168
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	31,092	30,842
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	36,679	36,972
Series 2006-3098, Class PG,
5.000%, 01/15/2036	54,320	55,196
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	21,476	18,500
Series 2006-3123, Class HT,
5.000%, 03/15/2026	9,713	9,609
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	13,619	13,521
Series 2006-3137, Class XP,
6.000%, 04/15/2036	18,112	19,078
Series 2006-3143, Class BC,
5.500%, 02/15/2036	80,952	82,028
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	11,064	10,916
Series 2006-3148, Class CY,
6.000%, 04/15/2036	17,365	17,666
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	19,057	18,897
Series 2006-3154, Class PN,
5.500%, 05/15/2036	55,497	57,417
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	77,013	76,524
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	34,965	34,593
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	171,849	172,843
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	81,285	81,567
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	35,441	34,859
Series 2006-3235, Class Z,
6.500%, 11/15/2036	627,684	683,472
	Principal Amount	Value (Note 2)
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	$10,470	$10,292
Series 2006-3237, Class CD,
5.500%, 09/15/2036	97,119	96,876
Series 2006-3237, Class CE,
5.500%, 11/15/2036	122,000	125,194
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	179,559	179,204
Series 2006-3249, Class CB,
4.250%, 12/15/2036	307,520	296,200
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	67,654	66,255
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	22,659	21,775
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	13,776	13,487
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	88,451	86,748
Series 2007-3312, Class PA,
5.500%, 05/15/2037	14,141	14,684
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	26,010	25,734
Series 2007-3349, Class HG,
5.500%, 07/15/2037	15,304	15,823
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	58,991	58,094
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	15,851	15,703
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	55,240	55,008
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	29,818	29,665
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	72,301	71,784
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	34,667	34,449
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	64,049	63,878

	Principal Amount	Value (Note 2)
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	$22,336	$22,059
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	101,015	100,470
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	295,346
Series 2008-3405, Class PE,
5.000%, 01/15/2038	39,975	40,598
Series 2008-3409, Class DB,
6.000%, 01/15/2038	153,630	160,891
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	16,468	16,372
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	76,139	76,114
Series 2008-3415, Class PC,
5.000%, 12/15/2037	29,061	28,673
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	37,711	37,755
Series 2008-3450, Class PE,
5.000%, 05/15/2038	48,418	48,967
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	18,046	18,021
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	16,881	16,925
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	43,115
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	48,502	48,348
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	120,222	122,416
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	17,268	17,219
Series 2009-3564, Class NB,
5.000%, 08/15/2039	311,889	316,696
Series 2009-3574, Class D,
5.000%, 09/15/2039	61,553	62,664
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	22,286	22,315
Series 2009-3587, Class DA,
4.500%, 10/15/2039	102,091	98,305
	Principal Amount	Value (Note 2)
Series 2009-3588, Class CW,
6.145%, 10/15/2037(a)	$349,531	$361,125
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	57,117	47,078
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	105,487	105,900
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	718,325	707,684
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	9,980	10,007
Series 2010-3620, Class EL,
4.000%, 01/15/2030	17,427	17,178
Series 2010-3622, Class PB,
5.000%, 01/15/2040	362,126	368,313
Series 2010-3626, Class ME,
5.000%, 01/15/2040	459,437	463,656
Series 2010-3631, Class PA,
4.000%, 02/15/2040	160,348	156,010
Series 2010-3653, Class B,
4.500%, 04/15/2030	51,865	51,686
Series 2010-3656, Class PM,
5.000%, 04/15/2040	127,872	128,793
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	163,409	166,034
Series 2010-3664, Class DA,
4.000%, 11/15/2037	72,174	70,699
Series 2010-3704, Class DC,
4.000%, 11/15/2036	5,536	5,518
Series 2010-3747, Class PY,
4.000%, 10/15/2040	329,596	316,500
Series 2010-3747, Class CY,
4.500%, 10/15/2040	264,376	259,969
Series 2010-3770, Class GA,
4.500%, 10/15/2040	327,972	320,970
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	7,959,616	7,633,115
Series 2010-3778, Class JA,
3.500%, 04/15/2040	88,562	86,603
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	49,246	47,468
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	18,854	18,651
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	13,230	13,693
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	20,561	20,495

	Principal Amount	Value (Note 2)
Series 2011-3825, Class BP,
4.000%, 03/15/2041	$70,426	$67,454
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	39,151	38,558
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	548,952	553,965
Series 2011-3844, Class PC,
5.000%, 04/15/2041	195,000	195,481
Series 2011-3852, Class QN,
26.79% - 30D US SOFR, 05/15/2041(a)	35,746	34,406
Series 2011-3852, Class TP,
27.08% - 30D US SOFR, 05/15/2041(a)	21,393	21,694
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	1,284,889	1,299,163
Series 2011-3862, Class MA,
5.000%, 04/15/2041	74,438	75,106
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	37,165	36,567
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	344,771	338,623
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	174,082	127,804
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	282,813
Series 2011-3934, Class KB,
5.000%, 10/15/2041	543,877	542,954
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,107,791	1,070,883
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	700,737	688,471
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	335,378	321,399
Series 2011-3940, Class MY,
4.000%, 10/15/2041	258,589	242,569
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	598,678	573,048
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	144,094	142,794
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	40,376
Series 2011-3963, Class JB,
4.500%, 11/15/2041	93,005	91,755
Series 2011-3968, Class LA,
4.500%, 12/15/2041	400,014	395,122
Series 2011-3969, Class JP,
4.500%, 09/15/2041	14,682	14,491
	Principal Amount	Value (Note 2)
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	$2,193,301	$2,006,144
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	30,057	29,562
Series 2012-3989, Class JW,
3.500%, 01/15/2042	179,525	168,113
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	864,467	796,761
Series 2012-3997, Class EC,
3.500%, 02/15/2042	59,120	48,485
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	36,970	36,265
Series 2012-3998, Class KG,
2.000%, 11/15/2026	11,075	10,982
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	24,763	24,238
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	239,601	231,753
Series 2012-4011, Class DC,
4.000%, 09/15/2041	188,677	180,789
Series 2012-4011, Class DB,
4.000%, 09/15/2041	184,345	176,641
Series 2012-4012, Class GC,
3.500%, 06/15/2040	21,430	20,985
Series 2012-4020, Class PG,
2.500%, 03/15/2027	16,625	16,178
Series 2012-4037, Class CA,
3.000%, 04/15/2027	42,576	40,760
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	97,366
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	577,966
Series 2012-4050, Class ND,
2.500%, 09/15/2041	10,754	10,448
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	451,463	408,637
Series 2012-4064, Class AY,
3.000%, 06/15/2027	60,037	58,467
Series 2012-4068, Class PE,
3.000%, 06/15/2042	327,000	293,221
Series 2012-4075, Class PB,
3.000%, 07/15/2042	86,414	78,630
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	67,118
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	119,183

	Principal Amount	Value (Note 2)
Series 2012-4077, Class MA,
2.000%, 08/15/2040	$28,018	$27,701
Series 2012-4088, Class PB,
3.000%, 08/15/2042	128,619	115,694
Series 2012-4094, Class CW,
2.000%, 08/15/2042	178,884	146,873
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	22,796
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	45,839	45,772
Series 2012-4101, Class QN,
3.500%, 09/15/2042	363,222	331,930
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	128,035
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	12,787	12,167
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	108,351
Series 2012-4120, Class TC,
1.500%, 10/15/2027	5,592	5,308
Series 2012-4122, Class BA,
2.776%, 05/15/2040(a)(c)	135,874	124,842
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	254,253
Series 2012-4141, Class PL,
2.500%, 12/15/2042	274,000	183,635
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	12,876
Series 2013-4161, Class LT,
2.500%, 08/15/2042	294,957	267,648
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	14,757	14,572
Series 2013-4171, Class MN,
3.000%, 02/15/2043	144,000	110,324
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	41,814
Series 2013-4183, Class ME,
2.000%, 02/15/2042	367,023	345,282
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	411,523
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	34,007	32,582
Series 2013-4204, Class QP,
3.000%, 05/15/2043	153,000	130,868
Series 2013-4218, Class DG,
2.500%, 07/15/2042	111,472	100,343
	Principal Amount	Value (Note 2)
Series 2013-4220, Class EH,
2.500%, 06/15/2028	$16,444	$15,971
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	9,906	9,805
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	435,748
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	48,644	48,029
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	182,102	180,001
Series 2014-4293, Class NM,
4.500%, 06/15/2043	21,069	20,534
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	11,382	11,039
Series 2014-4319, Class PM,
3.000%, 03/15/2043	51,788	49,828
Series 2014-4320, Class AP,
3.500%, 07/15/2039	125,807	122,726
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	544,264
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(d)	1,478,663	1,452,465
Series 2014-4370, Class PC,
2.500%, 09/15/2041	13,806	13,413
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	152,007	89,449
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	193,627
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	75,333	67,340
Series 2015-4459, Class CA,
5.000%, 12/15/2034	13,281	13,213
Series 2015-4461, Class EA,
2.000%, 07/15/2037	71,297	68,264
Series 2015-4498, Class JA,
2.500%, 04/15/2037	103,585	94,062
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	54,311	42,620
Series 2015-4531, Class PA,
3.500%, 05/15/2043	7,699	7,609
Series 2016-4555, Class CP,
3.000%, 04/15/2045	353,819	332,937
Series 2016-4564, Class QA,
3.000%, 07/15/2029	31,107	30,625
Series 2016-4582, Class PA,
3.000%, 11/15/2045	114,950	106,500

	Principal Amount	Value (Note 2)
Series 2016-4583, Class UP,
3.000%, 07/15/2045	$144,866	$134,160
Series 2016-4590, Class AK,
3.500%, 08/15/2027	63,556	62,432
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	111,425	71,644
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	84,213	83,359
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	829,542
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	1,101,966	881,964
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	329,530	310,480
Series 2017-4661, Class HA,
3.000%, 05/15/2043	74,756	73,664
Series 2017-4664, Class UE,
3.000%, 05/15/2043	11,700	11,631
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	277,509
Series 2017-4672, Class QD,
3.000%, 08/15/2045	29,763	28,742
Series 2017-4680, Class PA,
3.000%, 03/15/2046	99,722	92,741
Series 2017-4680, Class YE,
2.500%, 12/15/2041	70,693	70,251
Series 2017-4707, Class Z,
4.000%, 08/15/2047	124,038	81,008
Series 2017-4710, Class PA,
3.000%, 04/15/2045	102,823	97,592
Series 2017-4714, Class MY,
3.500%, 08/15/2047	1,000,000	908,160
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	129,394
Series 2017-4748, Class GA,
3.000%, 01/15/2045	42,147	40,684
Series 2018-4767, Class Z,
3.000%, 12/15/2047	37,013	21,955
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	169,838	161,646
Series 2018-4787, Class PY,
4.000%, 05/15/2048	43,601	40,827
Series 2018-4808, Class DG,
3.500%, 09/15/2045	718,916	702,295
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	186,627	165,153
Series 2018-4818, Class CA,
3.000%, 04/15/2048	400,281	358,960
	Principal Amount	Value (Note 2)
Series 2018-4821, Class VA,
4.000%, 10/15/2029	$57,012	$56,304
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,613,927	1,435,763
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	351,910	316,160
Series 2018-4839, Class AE,
4.000%, 04/15/2051	232,967	222,623
Series 2018-4846, Class PA,
4.000%, 06/15/2047	5,181	5,091
Series 2018-4857, Class HM,
3.500%, 11/15/2046	78,297	76,383
Series 2019-4863, Class H,
7.000%, 03/15/2049	127,506	137,404
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	44,373	42,192
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	921,774
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,766,810	1,499,262
Series 2019-4926, Class BP,
3.000%, 10/25/2049	549,534	482,695
Series 2019-4942, Class A,
3.000%, 01/25/2049	99,480	92,203
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	122,892	57,779
Series 2020-4961, Class JB,
2.500%, 12/15/2042	137,025	123,554
Series 2020-4989, Class FA,
30D US SOFR + 0.46%, 08/15/2040(a)	127,182	126,344
Series 2020-4989, Class FB,
30D US SOFR + 0.46%, 10/15/2040(a)	120,928	119,844
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	248,713	127,369
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	92,135
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,580	88,427
Series 2020-5014, Class BP,
1.250%, 09/25/2040	235,145	203,327
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	150,752	74,317
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	140,718	59,605
Series 2020-5049, Class WB,
0.750%, 12/25/2050	361,200	275,701

	Principal Amount	Value (Note 2)
Series 2020-5068, Class UB,
0.500%, 01/25/2051	$109,000	$57,723
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	500,480
Series 2021-5083, Class MA,
2.000%, 03/25/2051	612,856	339,849
Series 2021-5085, Class HA,
1.500%, 03/25/2051	147,217	81,197
Series 2021-5092, Class BC,
2.500%, 06/25/2036	28,942	28,220
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	199,875	104,326
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	66,008
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	108,947
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	152,418
Series 2021-5129, Class KC,
1.500%, 11/25/2049	149,986	130,602
Series 2021-5144, Class PC,
1.500%, 09/25/2051	384,730	321,388
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,992	201,598
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	84,528
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	511,158	429,765
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	74,033
Series 2021-5182, Class M,
2.500%, 05/25/2049	352,928	308,968
Series 2022-5189, Class PG,
2.500%, 09/25/2051	97,205	86,741
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	629,091	494,626
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	143,020
Series 2022-5201, Class CA,
2.500%, 07/25/2048	690,817	615,239
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	368,993	249,202
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,038,208
Series 2022-5224, Class HL,
4.000%, 04/25/2052	1,700,000	1,554,831
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	476,739
	Principal Amount	Value (Note 2)
Series 2022-5234, Class PH,
3.500%, 04/25/2051	$838,003	$800,453
		63,017,918
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	164,494	150,300
Series 2013-300, Class 300,
3.000%, 01/15/2043	130,918	118,849
		269,149
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US SOFR + 0.37%, 08/25/2031(a)	76,454	77,582
Series 2002-41, Class 3A,
4.364%, 07/25/2032(a)	1,978,424	1,889,937
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	262,088	261,320
		2,228,839
Ginnie Mae
Series 2003-76, Class TG,
5.500%, 09/20/2033	138,990	138,276
Series 2003-98, Class FY,
1M US SOFR + 0.46%, 09/20/2033(a)	14,118	14,105
Series 2004-1, Class TE,
5.000%, 06/20/2033	21,395	21,263
Series 2004-15, Class AY,
5.500%, 02/20/2034	150,059	151,147
Series 2004-22, Class AZ,
5.500%, 04/20/2034	168,480	170,346
Series 2004-26, Class ED,
5.500%, 04/16/2034	61,073	61,759
Series 2004-34, Class QL,
5.500%, 05/16/2034	135,625	136,774
Series 2004-55, Class MC,
5.500%, 07/20/2034	37,699	38,086
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,498,313	1,495,885
Series 2004-87, Class BC,
4.500%, 10/20/2034	11,976	11,847
Series 2005-11, Class PL,
5.000%, 02/20/2035	29,001	29,074
Series 2005-13, Class NB,
5.000%, 02/20/2035	10,565	10,581
Series 2005-13, Class BG,
5.000%, 02/20/2035	165,169	165,398
Series 2005-3, Class QB,
5.000%, 01/16/2035	55,323	55,317

	Principal Amount	Value (Note 2)
Series 2005-3, Class OC,
5.000%, 01/20/2035	$153,539	$153,402
Series 2005-3, Class JM,
4.750%, 01/20/2035	46,718	46,120
Series 2005-3, Class JL,
5.000%, 12/16/2034	68,379	68,465
Series 2005-44, Class GZ,
5.000%, 07/20/2035	105,088	104,331
Series 2005-45, Class BF,
1M US SOFR + 0.41%, 06/20/2035(a)	32,209	31,810
Series 2005-49, Class B,
5.500%, 06/20/2035	71,275	72,335
Series 2005-51, Class DC,
5.000%, 07/20/2035	109,481	110,270
Series 2005-56, Class BD,
5.000%, 07/20/2035	37,596	37,868
Series 2005-56, Class JA,
5.000%, 05/17/2035	11,691	11,673
Series 2005-69, Class WD,
5.000%, 05/18/2035	39,800	39,737
Series 2005-73, Class PH,
5.000%, 09/20/2035	104,673	103,885
Series 2005-92, Class PB,
6.000%, 12/20/2035	143,191	147,935
Series 2006-10, Class PB,
5.500%, 03/20/2036	237,435	241,537
Series 2006-38, Class OH,
6.500%, 08/20/2036	25,874	25,874
Series 2007-18, Class B,
5.500%, 05/20/2035	69,340	70,225
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	140,045
Series 2007-35, Class TE,
6.000%, 06/20/2037	95,687	98,187
Series 2007-35, Class NE,
6.000%, 06/16/2037	43,871	45,128
Series 2007-40, Class FY,
1M US SOFR + 0.44%, 07/16/2037(a)	31,058	30,781
Series 2007-44, Class PH,
6.000%, 07/20/2037	110,353	113,675
Series 2007-57, Class Z,
5.500%, 10/20/2037	829,359	856,463
Series 2007-6, Class LE,
5.500%, 02/20/2037	239,936	241,594
Series 2007-7, Class PG,
5.000%, 02/16/2037	23,152	23,439
	Principal Amount	Value (Note 2)
Series 2007-79, Class FC,
1M US SOFR + 0.55%, 12/20/2037(a)	$111,024	$110,844
Series 2008-13, Class FB,
1M US SOFR + 0.61%, 02/20/2038(a)	22,132	22,070
Series 2008-20, Class CE,
5.500%, 06/16/2037	206,639	210,108
Series 2008-31, Class PC,
5.500%, 04/20/2038	44,605	45,021
Series 2008-33, Class PB,
5.500%, 04/20/2038	128,426	129,607
Series 2008-37, Class L,
6.000%, 04/20/2038	36,804	37,461
Series 2008-38, Class PN,
5.500%, 05/20/2038	37,968	38,634
Series 2008-38, Class PL,
5.500%, 05/20/2038	197,420	200,885
Series 2008-38, Class BG,
5.000%, 05/16/2038	73,175	73,607
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	120,764
Series 2008-41, Class PE,
5.500%, 05/20/2038	64,319	65,609
Series 2008-43, Class NB,
5.500%, 05/20/2038	126,297	127,035
Series 2008-47, Class ML,
5.250%, 06/16/2038	24,781	24,996
Series 2008-49, Class PB,
4.750%, 06/20/2038	26,387	26,121
Series 2008-50, Class KB,
6.000%, 06/20/2038	207,727	214,986
Series 2008-51, Class PH,
5.250%, 06/20/2038	38,479	38,294
Series 2008-51, Class FG,
1M US SOFR + 0.88%, 06/16/2038(a)	73,135	73,485
Series 2008-55, Class PL,
5.500%, 06/20/2038	28,973	29,117
Series 2008-58, Class PE,
5.500%, 07/16/2038	76,169	77,962
Series 2008-60, Class JP,
5.500%, 07/20/2038	219,048	219,449
Series 2008-60, Class JN,
5.500%, 07/20/2038	109,828	110,501
Series 2008-65, Class PG,
6.000%, 08/20/2038	197,910	199,464
Series 2008-66, Class FN,
1M US SOFR + 1.06%, 08/20/2038(a)	74,870	75,438

	Principal Amount	Value (Note 2)
Series 2008-7, Class PQ,
5.000%, 02/20/2038	$86,718	$86,138
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	58,651
Series 2008-77, Class FC,
1M US SOFR + 0.81%, 09/20/2038(a)	54,600	54,592
Series 2008-85, Class PG,
5.250%, 10/20/2038	30,905	30,802
Series 2008-89, Class JD,
6.000%, 08/20/2038	42,876	42,651
Series 2008-89, Class JC,
5.500%, 08/20/2038	36,913	36,682
Series 2008-9, Class FA,
1M US SOFR + 0.61%, 02/20/2038(a)	15,189	15,168
Series 2009-1, Class FA,
1M US SOFR + 1.16%, 01/20/2039(a)	63,798	64,501
Series 2009-10, Class PH,
4.500%, 02/20/2039	26,960	26,633
Series 2009-10, Class NB,
5.000%, 02/16/2039	70,693	71,055
Series 2009-118, Class PY,
5.000%, 12/16/2039	17,887	17,924
Series 2009-12, Class NB,
5.000%, 03/20/2039	49,689	49,471
Series 2009-13, Class E,
4.500%, 03/16/2039	88,362	87,213
Series 2009-15, Class FM,
1M US SOFR + 1.15%, 03/20/2039(a)	60,732	61,084
Series 2009-24, Class WB,
5.000%, 03/20/2039	202,838	202,027
Series 2009-32, Class ZA,
5.500%, 05/20/2039	323,465	331,537
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	299,739
Series 2009-47, Class LT,
5.000%, 06/20/2039	105,255	105,273
Series 2009-55, Class FN,
1M US SOFR + 1.11%, 07/20/2039(a)	22,109	22,320
Series 2009-58, Class PA,
4.500%, 07/20/2039	70,876	69,098
Series 2009-61, Class AP,
4.000%, 08/20/2039	34,049	33,236
Series 2009-61, Class MP,
5.000%, 08/20/2039	30,987	31,151
	Principal Amount	Value (Note 2)
Series 2009-69, Class PH,
5.500%, 08/16/2039	$92,000	$93,029
Series 2009-75, Class GZ,
4.500%, 09/20/2039	87,352	86,820
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	436,464
Series 2009-76, Class JB,
4.500%, 07/20/2039	19,559	19,457
Series 2009-77, Class KJ,
5.000%, 09/20/2039	103,961	103,903
Series 2009-83, Class TF,
1M US SOFR + 1.01%, 08/20/2039(a)	36,800	37,101
Series 2009-94, Class FA,
1M US SOFR + 0.81%, 10/16/2039(a)	69,072	69,225
Series 2010-103, Class WA,
5.675%, 08/20/2034(a)	221,755	227,101
Series 2010-105, Class BH,
3.000%, 01/16/2040	67,938	64,679
Series 2010-111, Class FA,
1M US SOFR + 0.46%, 09/20/2040(a)	41,898	41,398
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	97,312
Series 2010-14, Class A,
4.500%, 06/16/2039	7,940	7,899
Series 2010-14, Class HA,
4.500%, 02/16/2040	119,911	119,722
Series 2010-147, Class PG,
3.500%, 05/20/2040	46,172	45,156
Series 2010-157, Class OP,
–%, 12/20/2040(b)	8,790	7,401
Series 2010-167, Class WL,
4.500%, 09/20/2040	764,000	749,000
Series 2010-169, Class JZ,
4.000%, 12/20/2040	197,823	188,465
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	100,461
Series 2010-62, Class AF,
1M US SOFR + 0.56%, 04/16/2034(a)	14,975	14,970
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	109,113
Series 2010-84, Class YB,
4.000%, 07/20/2040	19,566	18,824
Series 2010-H01, Class FA,
1M US SOFR + 0.93%, 01/20/2060(a)	16,903	16,913

	Principal Amount	Value (Note 2)
Series 2010-H10, Class FC,
1M US SOFR + 1.11%, 05/20/2060(a)	$94,695	$94,937
Series 2010-H20, Class AF,
1M US SOFR + 0.44%, 10/20/2060(a)	108,418	107,846
Series 2010-H22, Class FE,
1M US SOFR + 0.46%, 05/20/2059(a)	1,307	1,300
Series 2010-H27, Class FA,
1M US SOFR + 0.49%, 12/20/2060(a)	35,512	35,340
Series 2011-100, Class MY,
4.000%, 07/20/2041	185,567	180,362
Series 2011-128, Class MD,
4.000%, 10/20/2040	114,550	112,517
Series 2011-137, Class WA,
5.596%, 07/20/2040(a)	195,772	201,259
Series 2011-18, Class PA,
4.000%, 08/20/2040	20,949	20,683
Series 2011-59, Class QC,
4.000%, 12/20/2040	201,246	196,583
Series 2011-66, Class UA,
4.000%, 05/16/2041	148,383	138,203
Series 2011-71, Class ZC,
5.500%, 07/16/2034	170,215	171,936
Series 2011-97, Class WA,
6.108%, 11/20/2038(a)	31,082	32,130
Series 2011-H01, Class AF,
1M US SOFR + 0.56%, 11/20/2060(a)	95,818	95,519
Series 2011-H11, Class FA,
1M US SOFR + 0.61%, 03/20/2061(a)	115,311	114,956
Series 2011-H11, Class FB,
1M US SOFR + 0.61%, 04/20/2061(a)	50,479	50,316
Series 2011-H15, Class FA,
1M US SOFR + 0.56%, 06/20/2061(a)	24,546	24,435
Series 2012-108, Class CB,
2.500%, 09/20/2042	149,000	120,558
Series 2012-116, Class BY,
3.000%, 09/16/2042	267,000	216,343
Series 2012-127, Class PG,
1.750%, 09/16/2042	138,627	124,490
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	106,014
Series 2012-38, Class PL,
3.250%, 01/20/2041	33,656	32,926
	Principal Amount	Value (Note 2)
Series 2012-39, Class GA,
3.000%, 10/16/2040	$25,170	$24,104
Series 2012-51, Class VM,
3.500%, 04/16/2025	34,970	34,361
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,306,885	1,173,280
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,407
Series 2012-76, Class GF,
1M US SOFR + 0.41%, 06/16/2042(a)	22,315	22,112
Series 2012-84, Class TB,
2.500%, 07/20/2042	390,245	323,089
Series 2012-H08, Class FC,
1M US SOFR + 0.68%, 04/20/2062(a)	236,504	235,823
Series 2012-H14, Class FK,
1M US SOFR + 0.69%, 07/20/2062(a)	105,782	105,377
Series 2012-H20, Class PT,
6.226%, 07/20/2062(a)	28,384	28,293
Series 2012-H24, Class FE,
1M US SOFR + 0.71%, 10/20/2062(a)	1,459	1,442
Series 2013-100, Class MA,
3.500%, 02/20/2043	32,973	31,965
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	374,588
Series 2013-169, Class EZ,
3.250%, 11/16/2043	111,274	97,694
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	105,264
Series 2013-41, Class MY,
3.000%, 03/20/2043	275,000	247,394
Series 2013-54, Class WA,
4.906%, 11/20/2042(a)	384,018	381,322
Series 2013-6, Class BE,
3.000%, 01/20/2043	104,000	79,404
Series 2013-69, Class NA,
2.000%, 09/20/2042	170,964	150,004
Series 2013-70, Class LA,
1.000%, 05/20/2043	105,244	87,039
Series 2013-93, Class CA,
6.000%, 06/20/2043	1,004,782	1,042,969
Series 2013-98, Class KF,
1M US SOFR + 0.41%, 11/20/2041(a)	8,181	8,142
Series 2013-99, Class MF,
1M US SOFR + 0.41%, 07/20/2043(a)	60,190	58,780

	Principal Amount	Value (Note 2)
Series 2013-H01, Class FA,
1.650%, 01/20/2063	$85	$77
Series 2013-H04, Class BA,
1.650%, 02/20/2063	1,585	1,446
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	53,102	52,807
Series 2013-H09, Class HA,
1.650%, 04/20/2063	5,107	4,787
Series 2013-H18, Class EA,
1M US SOFR + 0.61%, 07/20/2063(a)	16,278	16,239
Series 2014-118, Class ZP,
4.000%, 08/20/2044	479,791	452,548
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,111,766	1,009,947
Series 2014-32, Class DA,
3.500%, 02/20/2044	101,590	88,073
Series 2014-53, Class JM,
6.982%, 04/20/2039(a)	155,184	161,745
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	44,107
Series 2014-98, Class ZP,
3.000%, 07/16/2044	238,734	185,562
Series 2014-H10, Class TA,
1M US SOFR + 0.71%, 04/20/2064(a)	301,585	300,763
Series 2014-H15, Class FA,
1M US SOFR + 0.61%, 07/20/2064(a)	19,431	19,349
Series 2014-H16, Class FL,
1M US SOFR + 0.58%, 07/20/2064(a)	338,569	335,227
Series 2014-H19, Class HA,
3.000%, 09/20/2064	123,398	121,297
Series 2015-100, Class PD,
3.000%, 07/20/2045	205,398	188,381
Series 2015-190, Class LE,
3.500%, 06/20/2045	7,591	7,456
Series 2015-56, Class LB,
1.500%, 04/16/2040	487	486
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	27,695
Series 2015-84, Class QA,
3.500%, 06/20/2045	228,544	207,865
Series 2015-91, Class QA,
2.941%, 05/20/2045(a)	1,427,713	1,223,961
Series 2015-H09, Class FA,
1M US SOFR + 0.73%, 04/20/2065(a)	232,298	230,399
	Principal Amount	Value (Note 2)
Series 2015-H12, Class FB,
1M US SOFR + 0.71%, 05/20/2065(a)	$61,643	$61,203
Series 2015-H15, Class FC,
1M US SOFR + 0.69%, 06/20/2065(a)	99,213	98,357
Series 2015-H22, Class FC,
1M US SOFR + 0.71%, 09/20/2065(a)	39,647	39,318
Series 2015-H26, Class FA,
1M US SOFR + 0.63%, 10/20/2065(a)	46,788	46,616
Series 2015-H26, Class FG,
1M US SOFR + 0.63%, 10/20/2065(a)	220,077	218,067
Series 2015-H27, Class FA,
1M US SOFR + 0.86%, 09/20/2065(a)	2,012,037	2,001,835
Series 2015-H29, Class FA,
1M US SOFR + 0.81%, 10/20/2065(a)	2,011	1,998
Series 2015-H30, Class FE,
1M US SOFR + 0.71%, 11/20/2065(a)	45,757	45,647
Series 2015-H31, Class FT,
1M US SOFR + 0.76%, 11/20/2065(a)	18,803	18,760
Series 2015-H32, Class FH,
1M US SOFR + 0.77%, 12/20/2065(a)	152,562	152,331
Series 2016-116, Class GV,
3.000%, 05/20/2026	26,349	25,490
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	4,010
Series 2016-136, Class PJ,
3.500%, 01/20/2046	191,798	165,753
Series 2016-136, Class MY,
2.500%, 10/20/2046	100,000	65,251
Series 2016-163, Class B,
3.000%, 10/20/2046	119,000	90,690
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	214,789
Series 2016-46, Class Z,
3.000%, 04/20/2046	122,354	90,690
Series 2016-82, Class BA,
3.000%, 09/20/2045	39,857	38,499
Series 2016-H06, Class FC,
1M US SOFR + 1.03%, 02/20/2066(a)	118,275	117,931

	Principal Amount	Value (Note 2)
Series 2016-H08, Class FT,
1M US SOFR + 0.83%, 02/20/2066(a)	$76,473	$76,298
Series 2016-H11, Class F,
1M US SOFR + 0.91%, 05/20/2066(a)	3,261,158	3,243,650
Series 2016-H13, Class FT,
1M US SOFR + 0.69%, 05/20/2066(a)	9,105	9,089
Series 2016-H14, Class FA,
1M US SOFR + 0.91%, 06/20/2066(a)	522,145	519,899
Series 2016-H15, Class FA,
1M US SOFR + 0.91%, 07/20/2066(a)	1,470,627	1,464,651
Series 2016-H17, Class HA,
2.250%, 03/20/2066	176,713	170,969
Series 2016-H17, Class FC,
1M US SOFR + 0.94%, 08/20/2066(a)	187,892	187,056
Series 2016-H17, Class FK,
1M US SOFR + 0.96%, 07/20/2066(a)	57,033	56,782
Series 2016-H20, Class PT,
6.452%, 09/20/2066(a)	470,001	482,049
Series 2016-H23, Class F,
1M US SOFR + 0.86%, 10/20/2066(a)	159,607	159,689
Series 2016-H23, Class PT,
6.143%, 09/20/2066(a)	618,721	631,583
Series 2016-H24, Class FG,
1M US SOFR + 0.86%, 10/20/2066(a)	486,422	483,660
Series 2016-H26, Class FC,
1M US SOFR + 1.11%, 12/20/2066(a)	100,006	99,812
Series 2017-150, Class JE,
3.000%, 07/20/2047	57,390	53,293
Series 2017-170, Class MC,
2.500%, 10/20/2047	53,208	47,421
Series 2017-36, Class MJ,
3.000%, 03/20/2047	34,464	30,141
Series 2017-56, Class AZ,
3.000%, 04/20/2047	116,947	96,504
Series 2017-73, Class JT,
2.750%, 09/20/2046	439	437
Series 2017-80, Class LO,
–%, 05/20/2047(b)	116,093	86,208
Series 2017-80, Class BJ,
3.000%, 03/20/2047	86,961	79,334
	Principal Amount	Value (Note 2)
Series 2017-H06, Class FE,
1M US SOFR + 0.66%, 02/20/2067(a)	$67,277	$67,061
Series 2017-H14, Class FD,
1M US SOFR + 0.58%, 06/20/2067(a)	95,558	94,497
Series 2017-H15, Class FC,
1M US SOFR + 0.58%, 06/20/2067(a)	195,339	194,515
Series 2017-H16, Class PT,
4.836%, 05/20/2066(a)	15,555	15,476
Series 2017-H17, Class FG,
1M US SOFR + 0.61%, 08/20/2067(a)	21,101	21,020
Series 2017-H22, Class FH,
1Y US SOFR + 0.94%, 11/20/2067(a)	242,193	241,655
Series 2018-131, Class QA,
3.000%, 12/20/2047	257,382	235,689
Series 2018-160, Class AD,
3.500%, 02/20/2048	228,606	214,445
Series 2018-36, Class CZ,
4.000%, 03/20/2048	280,506	248,574
Series 2018-37, Class C,
2.500%, 01/20/2046	142,843	132,002
Series 2018-H07, Class FD,
1M US SOFR + 0.41%, 05/20/2068(a)	111,583	111,397
Series 2018-H09, Class FA,
1Y US SOFR + 1.22%, 04/20/2068(a)	413,776	409,652
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	975,578
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,921,162	2,729,287
Series 2019-111, Class TE,
2.000%, 09/20/2049	43,491	36,274
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	211,369
Series 2019-15, Class A,
–%, 07/20/2048(a)(b)	300,226	180,771
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	146,887
Series 2019-36, Class PD,
3.000%, 02/20/2049	254,708	228,008
Series 2019-H01, Class FT,
1M US SOFR + 0.51%, 10/20/2068(a)	63,084	62,912
Series 2019-H04, Class BA,
3.000%, 01/20/2069	99,411	96,924

	Principal Amount	Value (Note 2)
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	$44,176	$44,164
Series 2019-H08, Class FM,
1M US SOFR + 0.76%, 05/20/2069(a)	1,817,039	1,776,834
Series 2020-122, Class GZ,
3.000%, 08/20/2050	259,224	165,100
Series 2020-125, Class GC,
2.500%, 08/20/2050	21,503	18,095
Series 2020-125, Class GA,
2.500%, 03/20/2050	338,803	293,595
Series 2020-127, Class LZ,
1.500%, 08/20/2050	563,115	237,738
Series 2020-134, Class ZU,
3.000%, 09/20/2050	112,116	66,973
Series 2020-148, Class ZP,
2.000%, 10/20/2050	227,293	95,404
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,997	90,813
Series 2020-153, Class MP,
2.500%, 10/20/2050	315,553	271,763
Series 2020-153, Class ML,
2.500%, 10/20/2050	296,863	249,646
Series 2020-187, Class KZ,
2.000%, 12/20/2050	164,851	64,713
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,232,765	1,067,703
Series 2020-5, Class LC,
3.500%, 10/20/2049	131,395	122,530
Series 2020-61, Class AB,
3.000%, 05/20/2048	55,343	54,003
Series 2020-62, Class PD,
3.000%, 05/20/2050	454,325	398,969
Series 2020-62, Class WD,
0.473%, 05/20/2050(a)	488,945	280,838
Series 2020-83, Class ML,
3.000%, 06/20/2050	133,409	120,374
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,220,119	1,084,501
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	40,636	40,452
Series 2020-H02, Class DA,
2.250%, 12/20/2069	122,763	118,747
Series 2020-H04, Class FP,
1M US SOFR + 0.61%, 06/20/2069(a)	216,057	214,871
	Principal Amount	Value (Note 2)
Series 2020-H12, Class FE,
1M US SOFR + 1.21%, 06/20/2070(a)	$963,402	$973,764
Series 2020-H13, Class FA,
1M US SOFR + 0.56%, 07/20/2070(a)	186,310	180,750
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	56,338
Series 2021-116, Class WZ,
2.000%, 07/20/2051	376,211	224,948
Series 2021-116, Class LZ,
2.500%, 07/20/2051	334,590	207,503
Series 2021-142, Class PZ,
0.750%, 08/20/2051	305,485	166,606
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	115,757
Series 2021-146, Class DE,
1.750%, 08/20/2051	405,953	357,068
Series 2021-158, Class GK,
2.000%, 09/20/2051	150,493	97,561
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	156,824
Series 2021-25, Class HA,
2.000%, 02/20/2051	781,315	645,160
Series 2021-8, Class KZ,
2.000%, 01/20/2051	155,020	60,522
Series 2021-8, Class AQ,
5.000%, 01/20/2051	145,399	147,748
Series 2021-H01, Class FA,
1M US SOFR + 1.36%, 11/20/2070(a)	2,836,345	2,847,968
Series 2021-H12, Class GA,
4.588%, 07/20/2071(a)	171,958	169,993
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,351,625
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	333,664
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	250,558
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	626,777
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	224,892
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	157,589
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	230,149
Series 2022-20, Class KZ,
2.500%, 01/20/2052	109,327	47,643

	Principal Amount	Value (Note 2)
Series 2022-212, Class DZ,
5.500%, 12/20/2052	$2,617,928	$2,675,201
Series 2022-44, Class KZ,
4.500%, 03/20/2052	583,053	506,116
Series 2022-51, Class HZ,
3.000%, 03/20/2052	299,162	173,789
Series 2022-68, Class MD,
3.500%, 04/20/2052	223,000	167,324
Series 2022-76, Class PA,
4.000%, 04/20/2052	853,655	823,441
Series 2022-78, Class YX,
4.500%, 01/20/2051	870,905	863,061
Series 2022-H06, Class AB,
3.748%, 07/20/2067	249,534	245,387
Series 2023-150, Class JD,
6.000%, 10/20/2053	407,200	430,928
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,303,952	1,334,194
Series 2023-55, Class HB,
6.500%, 04/20/2053	3,822,002	4,006,272
Series 2023-55, Class EB,
6.000%, 04/20/2053	23,483,111	23,867,624
Series 2023-57, Class CV,
5.000%, 04/20/2034	2,051,560	2,065,318
Series 2023-59, Class GL,
6.000%, 04/20/2053	7,761,342	7,901,333
Series 2023-68, Class HB,
6.500%, 05/20/2053	10,712,834	11,377,241
		114,588,392
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	936,309	871,880

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $288,828,512)		281,989,952

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (2.19%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	92,988	92,590
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	216,206	216,420
Series 2013-M6, Class 1AC,
3.490%, 02/25/2043(a)	10,176,537	9,674,201
	Principal Amount	Value (Note 2)
Series 2016-M11, Class AL,
2.944%, 07/25/2039	$429,723	$390,420
Series 2018-M12, Class A1,
3.546%, 08/25/2030	1,769,621	1,733,343
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	436,901
Series 2019-M10, Class A1,
2.000%, 04/25/2030	349,443	338,572
Series 2019-M14, Class A1,
2.304%, 06/25/2029	22,981	22,512
Series 2019-M24, Class 2XA,
1.270%, 03/25/2031(a)(c)	4,218,123	234,859
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	270,967
Series 2020-M10, Class X1,
1.896%, 12/25/2030(a)(c)	755,983	54,792
Series 2020-M10, Class X4,
0.987%, 07/25/2032(a)(c)	46,770,480	2,043,500
Series 2020-M12, Class IO,
1.404%, 07/25/2029(a)(c)	54,475,619	2,543,488
Series 2020-M13, Class X2,
1.332%, 09/25/2030(a)(c)	7,325,761	333,277
Series 2022-M5, Class A1,
2.437%, 01/01/2034(a)	291,541	265,416
Series 2022-M5, Class A3,
2.437%, 01/01/2034(a)	1,495,000	1,234,328
Series 2022-M8, Class A2,
2.001%, 12/25/2031(a)	100,000	82,976
		19,968,562
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,167,210

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1,
2.018%, 09/25/2025	1,727,115	1,682,122
Series 2016-KS07, Class X,
0.735%, 09/25/2025(a)(c)	65,075,645	611,757
Series 2017-K153, Class X1,
0.404%, 10/25/2031(a)(c)	100,146,148	1,373,785
Series 2017-Q006, Class A2,
4.059%, 04/25/2028(a)	3,993,321	3,813,119
Series 2018-K154, Class X1,
0.431%, 11/25/2032(a)(c)	135,794,504	2,493,106
Series 2018-K156, Class X1,
0.209%, 06/25/2033(a)(c)	623,350,996	4,371,062

	Principal Amount	Value (Note 2)
Series 2018-K158, Class X1,
0.217%, 10/25/2033(a)(c)	$350,317,601	$2,859,853
Series 2019-KLU2, Class X1,
1.086%, 08/25/2029(a)(c)	85,812,051	3,396,432
Series 2020-Q013, Class APT2,
1.166%, 04/25/2027(a)	3,358,055	3,051,046
Series 2021-1521, Class X1,
1.095%, 08/25/2036(a)(c)	15,616,895	1,265,111
Series 2021-KLU3, Class X1,
2.076%, 01/25/2031(a)(c)	175,710,643	16,608,714
		41,526,107

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $67,069,560)		62,661,879

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (14.69%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	604,380	602,076
Series 2005-843080,
6.000%, 12/01/2034	110,191	110,468
Series 2006-,
6.000%, 02/01/2036	111,161	112,703
Series 2007-943003,
5.500%, 08/01/2047	76,261	76,391
Series 2009-,
4.500%, 06/01/2039	336,634	327,189
Series 2009-463331,
5.250%, 08/01/2029	484,397	494,434
Series 2009-930895,
4.500%, 03/01/2039	150,707	146,866
Series 2009-931707,
4.500%, 08/01/2039	98,438	95,404
Series 2009-958348,
5.440%, 04/01/2027	128,168	127,154
Series 2009-958878,
5.750%, 07/01/2027	1,271,593	1,268,935
Series 2010-,
3.500%, 10/01/2040	301,132	279,114
Series 2011-,
6.210%, 12/01/2029	218,864	228,144
Series 2011-468477,
4.590%, 08/01/2026	384,229	384,303
Series 2011-469013,
5.470%, 08/01/2026	975,250	996,594
	Principal Amount	Value (Note 2)
Series 2011-AH9290,
4.000%, 04/01/2041	$30,055	$28,627
Series 2012-,
3.000%, 12/01/2042	99,620	89,319
3.000%, 01/01/2043	122,994	111,175
3.040%, 12/01/2030	1,158,264	1,075,602
3.500%, 04/01/2042	55,147	50,821
Series 2012-470020,
4.200%, 01/01/2030	1,527,650	1,502,763
Series 2012-AM0279,
3.210%, 08/01/2027	281,479	268,880
Series 2012-AM1387,
3.260%, 11/01/2032	100,540	95,395
Series 2012-MA1214,
3.000%, 10/01/2042	587,817	529,966
Series 2013-,
3.000%, 01/01/2043	280,884	253,898
3.000%, 02/01/2043	354,685	318,017
3.000%, 04/01/2043	217,265	194,801
3.000%, 07/01/2043	243,804	218,599
3.000%, 08/01/2043	67,234	60,298
3.380%, 05/01/2028	253,672	244,757
4.370%, 07/01/2028	826,023	824,577
4.410%, 09/01/2028	84,138	84,170
Series 2013-AM4329,
3.870%, 10/01/2025	188,416	185,766
Series 2013-AM4781,
4.180%, 11/01/2028	1,170,839	1,160,995
Series 2013-AM4991,
3.970%, 12/01/2025	154,975	153,114
Series 2013-AR2289,
3.000%, 02/01/2033	190,475	179,940
Series 2013-AT9663,
2.500%, 07/01/2043	434,384	368,555
Series 2013-MA1586,
3.000%, 08/01/2043	175,882	158,985
Series 2014-,
3.000%, 06/01/2053	1,111,338	975,944
3.300%, 11/01/2026	255,068	247,777
3.730%, 07/01/2034	579,877	556,359
4.060%, 03/01/2030	451,006	443,026
Series 2014-AM4198,
3.550%, 03/01/2024	91,862	91,351
Series 2014-AM7274,
3.000%, 12/01/2024	6,300,000	6,162,916
Series 2015-,
3.100%, 09/01/2025	152,394	148,206
3.180%, 07/01/2035	664,363	588,469
3.390%, 07/01/2035	195,112	178,027
3.500%, 10/01/2045	1,585,322	1,466,311
3.600%, 02/01/2040	230,627	216,018

	Principal Amount	Value (Note 2)
3.610%, 08/01/2030	$300,000	$286,159
4.000%, 01/01/2041	119,977	115,379
4.500%, 06/01/2045	136,856	135,115
Series 2015-AM8666,
2.960%, 06/01/2030	169,782	157,475
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	681,699
Series 2015-AM9173,
3.110%, 06/01/2027	231,439	221,565
Series 2015-AM9288,
2.930%, 07/01/2025	5,510,425	5,346,897
Series 2016-,
3.159%, 07/01/2036(a)	1,654,040	1,452,815
6.000%, 07/01/2039	108,473	111,426
Series 2016-AL8405,
4.500%, 05/01/2041	132,008	127,427
Series 2016-AN0665,
3.070%, 02/01/2026	189,461	184,096
Series 2016-AN0774,
3.210%, 01/01/2026	168,811	164,535
Series 2016-AN2228,
2.520%, 08/01/2026	181,946	172,789
Series 2016-AN3542,
3.410%, 11/01/2046	347,578	300,608
Series 2016-AN3749,
2.520%, 12/01/2026	441,158	417,669
Series 2016-BC0943,
3.500%, 05/01/2046	259,806	237,809
Series 2017-,
2.000%, 01/01/2032	109,527	100,415
2.880%, 09/01/2027	4,715,961	4,460,523
3.000%, 10/01/2027	1,249,011	1,188,049
3.010%, 07/01/2027	256,934	245,673
3.160%, 07/01/2027	146,669	140,604
3.170%, 01/01/2029	190,311	179,736
3.200%, 01/01/2029	144,769	137,783
3.210%, 11/01/2032	100,000	89,203
3.235%, 02/01/2032	136,404	126,181
3.350%, 01/01/2029	191,398	182,765
3.450%, 03/01/2029	300,640	288,849
3.500%, 06/01/2047	299,959	271,958
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	82,063
Series 2017-AN4469,
3.640%, 01/01/2029	664,952	643,712
Series 2017-AN4529,
3.620%, 01/01/2027	798,156	779,506
Series 2017-AN4606,
3.510%, 02/01/2027	762,943	741,575
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	91,812
	Principal Amount	Value (Note 2)
Series 2017-AN5279,
3.340%, 04/01/2029	$441,369	$418,464
Series 2017-AN5742,
3.190%, 05/01/2030	133,398	124,877
Series 2017-AN5796,
3.030%, 06/01/2027	263,617	251,893
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	262,796
Series 2017-AN6670,
3.210%, 09/01/2027	1,864,571	1,765,948
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,676,663
Series 2017-AN7234,
3.010%, 12/01/2027	982,351	932,675
Series 2017-AN7384,
2.880%, 12/01/2027	47,269	44,820
Series 2017-AN7547,
3.370%, 11/01/2027	1,064,845	1,012,852
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	222,690
Series 2017-CA0522,
3.000%, 10/01/2047	212,343	186,826
Series 2018-,
3.000%, 02/01/2033	45,232	42,634
3.000%, 04/01/2048	1,004,997	907,760
3.320%, 04/01/2028	550,000	525,303
3.430%, 03/01/2033	986,690	905,511
3.500%, 09/01/2028	130,000	125,341
3.500%, 05/01/2048	342,141	319,462
3.660%, 05/01/2033	700,000	645,906
3.740%, 07/01/2028	175,000	169,836
3.940%, 10/01/2036	321,267	299,366
4.010%, 12/01/2030	300,000	293,402
4.130%, 12/01/2030	2,000,000	1,959,051
4.500%, 09/01/2040	109,553	107,142
4.500%, 07/01/2041	257,668	249,545
4.500%, 08/01/2041	301,522	301,717
5.500%, 08/01/2048	507,899	516,070
6.000%, 08/01/2048	102,981	105,733
Series 2018-109435,
3.890%, 08/01/2028	1,839,985	1,797,430
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,482,200
Series 2018-387853,
3.455%, 08/01/2025	225,000	219,754
Series 2018-387983,
3.630%, 08/01/2028	1,987,841	1,921,222
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	95,072
Series 2018-AN8493,
3.300%, 02/01/2030	413,027	384,620

	Principal Amount	Value (Note 2)
Series 2018-AN8982,
3.440%, 05/01/2028	$1,000,000	$960,001
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	129,656
Series 2018-AN924,
4.210%, 05/01/2033	525,135	519,485
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	457,873
Series 2019-,
2.520%, 11/01/2029	141,489	128,507
2.820%, 10/01/2039	932,674	757,435
3.000%, 08/01/2049	71,344	64,540
3.490%, 03/01/2029	189,000	180,846
3.500%, 08/01/2048	124,120	114,511
3.710%, 04/01/2031	1,878,983	1,787,506
3.940%, 06/01/2035	2,600,000	2,413,639
4.000%, 07/01/2048	642,649	618,398
4.070%, 11/01/2026	131,420	128,757
4.500%, 08/01/2058	438,886	428,063
5.500%, 06/01/2049	180,561	185,610
6.000%, 05/01/2049	1,962,974	2,025,873
Series 2019-BI2928,
3.410%, 07/01/2027	801,350	775,442
Series 2019-BL1188,
3.480%, 02/01/2026	193,845	189,352
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,361,245
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	664,909
Series 2019-BL1567,
3.590%, 02/01/2029	2,775,000	2,655,796
Series 2019-BL1596,
3.480%, 03/01/2029	160,862	154,848
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	159,016
Series 2019-BL2460,
3.400%, 05/01/2029	565,077	539,169
Series 2019-BL3182,
2.980%, 07/01/2029	244,112	227,463
Series 2019-BM6011,
3.284%, 11/01/2026(a)	58,007	56,456
Series 2019-BM6152,
3.500%, 06/01/2044	1,004,654	935,590
Series 2019-MA3784,
3.500%, 09/01/2049	2,395,670	2,147,844
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,215,808
1.500%, 01/01/2036	692,881	615,216
2.150%, 09/01/2029	500,000	443,215
3.000%, 03/01/2050	231,785	199,760
3.500%, 04/01/2050	175,736	157,447
	Principal Amount	Value (Note 2)
Series 2021-,
1.710%, 08/01/2031	$751,000	$607,657
3.500%, 11/01/2051	726,472	647,712
Series 2022-,
2.030%, 12/01/2028	100,000	89,766
2.150%, 03/01/2029	150,000	135,384
2.400%, 03/01/2029	145,385	132,998
3.130%, 01/01/2029	147,033	139,229
3.790%, 05/01/2032	2,148,000	1,976,005
3.890%, 07/01/2032	690,000	651,114
3.910%, 06/01/2032	1,181,000	1,107,683
3.980%, 10/01/2032	700,000	663,770
4.110%, 09/01/2032	1,815,000	1,712,770
4.140%, 08/01/2032	2,038,000	1,926,001
4.240%, 07/01/2032	1,687,000	1,611,673
4.520%, 10/01/2032	1,209,000	1,163,436
5.080%, 10/01/2029	950,000	981,928
5.120%, 11/01/2032	2,979,000	2,999,623
5.250%, 10/01/2032	7,898,000	8,061,628
5.300%, 10/01/2032	8,632,000	8,841,118
5.440%, 12/01/2032	7,633,000	7,882,568
5.500%, 07/01/2042	1,142,899	1,158,203
5.500%, 11/01/2052	10,578,341	10,745,414
5.620%, 11/01/2032	2,901,983	3,036,081
5.730%, 11/01/2032	16,500,000	16,978,816
6.120%, 11/01/2032	1,674,386	1,789,719
6.500%, 11/01/2052	1,980,039	2,004,172
Series 2023-,
1.500%, 01/01/2042	4,342,611	3,568,385
4.885%, 03/01/2033	750,000	772,289
5.030%, 04/01/2028	4,957,000	5,016,328
5.500%, 02/01/2053	8,868,109	8,939,169
6.000%, 02/01/2053	1,198,569	1,222,390
6.500%, 06/01/2043	3,290,877	3,372,259
6.500%, 04/01/2053	2,153,682	2,208,991
6.500%, 05/01/2053	4,273,555	4,442,534
6.500%, 08/01/2053	10,046,616	10,605,530
		211,213,269
Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	14,565	14,462

Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	164,451	160,348
Series 2006-,
6.000%, 01/01/2036	29,510	29,900
Series 2007-,
5.500%, 11/01/2037	57,676	57,920
Series 2012-,
3.500%, 08/01/2042	99,581	91,379

	Principal Amount	Value (Note 2)
Series 2013-G80393,
5.000%, 08/20/2036	$125,254	$124,769
Series 2013-T65180,
3.000%, 11/01/2043	102,023	92,128
Series 2015-,
3.000%, 08/01/2045	1,934,496	1,736,578
Series 2015-U49046,
4.000%, 02/01/2029	28,018	27,401
Series 2016-,
3.500%, 06/01/2046	353,540	329,699
		2,650,122
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	266,099	240,421
3.000%, 09/01/2045	696,089	623,985
3.000%, 12/01/2045	499,828	439,671
3.500%, 12/01/2045	54,895	49,754
4.500%, 09/01/2044	462,301	446,057
6.000%, 07/01/2048	232,317	237,397
Series 2021-,
2.190%, 06/01/2034	146,096	118,561
Series 2022-,
3.000%, 02/01/2046	3,867,473	3,457,452
Series 2023-,
4.600%, 01/01/2033	6,743,000	6,554,151
4.750%, 01/01/2033	16,673,950	16,616,186
4.900%, 01/01/2033	5,000,000	4,944,908
5.500%, 02/01/2053	10,121,683	10,176,989
6.500%, 04/01/2053	25,706,407	26,351,197
6.500%, 05/01/2053	15,008,516	15,528,203
7.000%, 01/01/2053	3,878,405	4,051,201
		89,836,133
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	316,166	308,256
Series 2013-,
3.000%, 03/15/2043	334,005	305,281
		613,537
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	79,230	75,738
4.000%, 11/20/2040	81,463	77,916
4.000%, 12/20/2040	153,332	147,581
4.500%, 08/20/2040	256,871	251,909
4.875%, 01/20/2035	127,891	127,057
1M US SOFR + 2.071%, 08/20/2060(a)	289,257	296,136
Series 2011-,
4.000%, 09/20/2041	240,449	232,919
4.000%, 10/20/2041	117,161	112,962
4.500%, 07/20/2041	83,564	81,749
	Principal Amount	Value (Note 2)
Series 2012-,
3.500%, 03/20/2042	$325,897	$298,554
3.500%, 04/20/2042	72,053	66,007
3.500%, 05/20/2042	126,001	115,428
3.500%, 06/20/2042	76,706	70,269
3.500%, 08/20/2042	84,209	77,143
3.500%, 09/20/2042	68,434	62,691
3.500%, 10/20/2042	78,975	72,347
3.500%, 12/20/2042	209,061	191,515
4.000%, 02/20/2042	22,763	21,759
4.000%, 04/20/2042	89,193	85,260
4.000%, 09/20/2042	91,335	88,125
Series 2012-5302,
3.500%, 02/20/2042	208,672	191,162
Series 2013-,
2.500%, 02/20/2043	123,210	106,667
3.000%, 06/20/2043	195,635	175,474
3.000%, 08/20/2043	414,026	376,927
3.250%, 04/20/2033	279,315	260,118
3.500%, 04/20/2043	211,654	193,890
3.500%, 05/20/2043	94,603	87,693
3.500%, 06/20/2043	97,696	90,688
4.000%, 09/20/2043	260,693	250,162
Series 2013-MA1149,
3.000%, 07/20/2043	11,961	10,623
Series 2014-,
4.500%, 02/20/2034	262,282	258,348
4.500%, 06/20/2034	606,367	590,854
4.500%, 02/20/2044	264,379	263,948
4.500%, 05/20/2044	933,936	919,154
1M US SOFR + 2.295%, 02/20/2064(a)	568,200	583,339
Series 2015-,
3.000%, 01/20/2040	213,416	191,523
3.500%, 06/20/2035	235,639	226,097
3.750%, 05/20/2045	97,903	92,627
4.500%, 08/20/2045	512,993	505,826
Series 2016-,
2.500%, 05/20/2031	207,594	196,447
3.000%, 06/20/2046	218,237	197,324
3.000%, 07/20/2046	235,463	210,392
3.500%, 06/20/2046	382,831	355,855
4.500%, 09/20/2045	222,461	218,941
4.500%, 03/20/2046	151,196	150,949
Series 2016-MA3588,
3.500%, 04/20/2046	253,834	232,513
Series 2016-MA3793,
3.500%, 07/20/2046	719,222	658,807
Series 2016-MA3865,
3.500%, 08/20/2046	424,246	388,609
Series 2017-,
2.500%, 01/20/2032	236,145	223,316
3.000%, 11/20/2032	208,842	196,066

	Principal Amount	Value (Note 2)
3.500%, 10/20/2047	$337,414	$313,582
3.500%, 12/20/2047	763,540	704,422
4.526%, 01/20/2067(a)	134,543	132,007
Series 2018-,
3.500%, 02/20/2036	2,557,919	2,440,361
3.500%, 08/20/2047	117,257	109,661
3.500%, 01/20/2048	62,873	58,631
3.500%, 04/20/2048	445,813	415,877
4.000%, 05/20/2048	2,695,980	2,570,511
4.000%, 09/20/2048	2,438,008	2,328,789
4.500%, 07/20/2048	585,827	570,407
4.500%, 09/20/2048	272,186	268,150
5.500%, 10/20/2048	368,725	377,597
Series 2019-,
3.500%, 12/20/2047	414,487	386,168
3.500%, 08/20/2049	358,625	333,311
3.500%, 12/20/2049	137,675	125,674
4.000%, 04/20/2049	102,378	95,785
4.500%, 09/20/2049	379,196	371,322
4.500%, 11/20/2049	772,175	751,834
5.500%, 06/20/2049	147,156	149,749
6.000%, 01/20/2049	308,154	320,306
Series 2019-784688,
5.000%, 02/20/2049	690,204	692,374
Series 2019-MA5864,
3.000%, 04/20/2049	21,314	19,121
Series 2019-MA5920,
3.000%, 05/20/2049	15,439	13,711
Series 2019-MA5936,
6.500%, 05/20/2049	40,573	43,075
Series 2020-,
2.000%, 11/20/2050	3,097,407	2,540,500
2.500%, 01/20/2050	179,476	152,683
3.000%, 11/20/2050	153,433	133,409
3.500%, 12/20/2049	783,071	712,806
3.500%, 10/20/2050	208,130	191,510
4.000%, 02/20/2050	336,133	320,194
4.000%, 04/20/2050	533,825	499,858
4.000%, 05/20/2050	163,827	153,276
4.000%, 11/20/2050	841,320	787,508
Series 2021-,
3.000%, 08/20/2051	924,387	836,220
4.000%, 02/20/2051	203,167	190,081
4.000%, 03/20/2051	1,564,544	1,492,824
Series 2022-,
3.000%, 12/20/2044	2,674,230	2,359,643
3.000%, 05/20/2052	3,147,621	2,738,353
4.000%, 08/20/2052	1,850,867	1,758,374
4.000%, 09/20/2052	15,669,065	14,866,224
5.000%, 05/20/2052	1,047,534	1,024,569
5.000%, 06/20/2052	620,019	616,818
6.000%, 12/20/2052	1,926,312	1,982,097
	Principal Amount	Value (Note 2)
Series 2023-,
5.500%, 05/20/2053	$7,786,961	$7,944,126
6.000%, 08/20/2053	18,344,862	18,926,982
6.500%, 04/20/2053	11,022,811	11,306,901
6.500%, 10/20/2053	15,085,414	15,531,443
7.000%, 10/20/2053	4,118,834	4,283,338
		115,899,566

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $422,148,981)		420,227,089

	Principal Amount	Value (Note 2)
CORPORATE BONDS (34.78%)

Aerospace & Defense (2.11%)
Boeing Co.
1.43%, 02/04/2024	9,669,000	9,665,265
2.20%, 02/04/2026	10,030,000	9,449,018
3.95%, 08/01/2059	12,777,000	9,445,571
5.93%, 05/01/2060	9,327,000	9,324,146
Howmet Aerospace, Inc.
3.00%, 01/15/2029	7,684,000	6,963,433
L3Harris Technologies, Inc.
5.40%, 07/31/2033	7,533,000	7,764,318
Northrop Grumman Corp.
4.60%, 02/01/2029	1,902,000	1,906,211
4.90%, 06/01/2034	2,853,000	2,871,783
5.20%, 06/01/2054	2,853,000	2,866,476
Total Aerospace & Defense		60,256,221

Airlines (0.82%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	6,171,455	6,039,953
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	3,235,708	3,244,651
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,120,482	1,052,584
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,549,129
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	5,633,321	5,688,782
Total Airlines		23,575,099

Automobiles Manufacturing (2.83%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,240,365
5.80%, 03/05/2027	4,757,000	4,788,796
6.80%, 05/12/2028	9,919,000	10,313,246
7.12%, 11/07/2033	4,579,000	4,910,111
7.35%, 03/06/2030	10,487,000	11,234,394

	Principal Amount	Value (Note 2)
General Motors Financial Co., Inc.
5.80%, 01/07/2029	$6,977,000	$7,165,511
6.10%, 01/07/2034	11,433,000	11,793,062
SOFRINDX + 1.30%, 04/07/2025(a)(f)	14,667,000	14,702,556
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(e)	6,378,000	6,697,638
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(e)	3,000,000	2,949,329
Total Automobiles Manufacturing		80,795,008

Banks (2.50%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	14,556,000	14,514,997
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,334,562
Danske Bank A/S
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,107,368
Fifth Third Bancorp
1D US SOFR + 1.84%, 01/29/2032(a)	1,757,000	1,774,067
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(e)	5,550,000	4,031,593
1Y US TI + 3.90%, 06/20/2054(a)(e)	5,160,000	5,292,233
Truist Bank
3.30%, 05/15/2026	4,316,000	4,138,402
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	6,897,000	7,068,181
US Bancorp
1D US SOFR + 1.60%, 02/01/2034(a)	9,000,000	8,656,325
1D US SOFR + 1.86%, 01/23/2035(a)	2,853,000	2,920,421
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	12,771,387
Total Banks		71,609,536

Biotechnology (1.12%)
Amgen, Inc.
5.25%, 03/02/2033	10,628,000	10,846,107
5.51%, 03/02/2026	8,959,000	8,960,702
5.75%, 03/02/2063	11,957,000	12,333,565
Total Biotechnology		32,140,374
	Principal Amount	Value (Note 2)
Cable & Satellite (0.62%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	$4,000,000	$3,339,559
4.50%, 06/01/2033(e)	5,978,000	4,908,304
4.75%, 02/01/2032(e)	5,300,000	4,550,554
Sirius XM Radio, Inc.
5.00%, 08/01/2027(e)	5,127,000	4,932,302
Total Cable & Satellite		17,730,719

Casinos & Gaming (0.71%)
MGM Resorts International
6.75%, 05/01/2025	12,855,000	12,894,761
Penn Entertainment, Inc.
5.63%, 01/15/2027(e)	7,595,000	7,339,808
Total Casinos & Gaming		20,234,569

Chemicals (0.34%)
Avient Corp.
5.75%, 05/15/2025(e)	3,153,000	3,144,008
Celanese US Holdings LLC
6.38%, 07/15/2032	6,175,000	6,455,297
Total Chemicals		9,599,305

Commercial Finance (0.49%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	13,642,000	13,838,633

Consumer Finance (1.83%)
Ally Financial, Inc.
8.00%, 11/01/2031	4,000,000	4,429,218
Capital One Financial Corp.
1D US SOFR + 1.905%, 02/01/2030(a)	1,757,000	1,774,575
1D US SOFR + 2.26%, 02/01/2035(a)	1,757,000	1,786,219
1D US SOFR + 2.60%, 02/01/2034(a)	8,680,000	8,674,704
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(f)	18,680,000	20,841,545
Fiserv, Inc.
5.60%, 03/02/2033	3,982,000	4,130,136
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031(e)	5,915,000	6,148,879
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,031,471
4.25%, 08/15/2024	1,700,000	1,684,761
Total Consumer Finance		52,501,508

Consumer Products (0.37%)
Church & Dwight Co., Inc.
5.60%, 11/15/2032	4,500,000	4,773,111

	Principal Amount	Value (Note 2)
Procter & Gamble Co.
4.35%, 01/29/2029	$2,856,000	$2,874,189
4.55%, 01/29/2034	2,856,000	2,895,517
Total Consumer Products		10,542,817

Department Stores (0.14%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	4,000,000	3,963,700

Diversified Banks (1.68%)
Bank of America Corp.
1D US SOFR + 1.65%, 01/23/2035(a)	4,386,000	4,468,188
1D US SOFR + 1.84%, 09/15/2034(a)	4,982,000	5,218,844
1D US SOFR + 1.91%, 04/25/2034(a)	9,018,000	9,076,692
5Y US TI + 1.20%, 09/21/2036(a)	12,241,000	9,829,682
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(a)	8,581,000	8,587,806
1D US SOFR + 1.62%, 01/23/2035(a)	4,385,000	4,458,006
1D US SOFR + 2.58%, 09/14/2033(a)	6,218,000	6,411,040
Total Diversified Banks		48,050,258

Electrical Equipment Manufacturing (0.11%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,228,991

Entertainment Resources (0.10%)
Vail Resorts, Inc.
6.25%, 05/15/2025(e)	2,983,000	2,989,205

Exploration & Production (1.15%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(e)	1,682,000	1,634,551
6.25%, 11/01/2028(e)	5,537,000	5,520,928
6.25%, 04/15/2032(e)	1,682,000	1,616,024
8.38%, 11/01/2033(e)	2,739,000	2,945,712
Occidental Petroleum Corp.
7.88%, 09/15/2031	18,574,000	21,150,067
Total Exploration & Production		32,867,282
	Principal Amount	Value (Note 2)
Financial Services (2.68%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	$4,982,000	$5,268,903
1D US SOFR + 2.50%, 05/19/2034(a)	5,500,000	5,701,335
SOFRINDX + 1.05%, 03/03/2027(a)(f)	8,271,000	8,214,869
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(a)	4,000,000	3,998,569
Morgan Stanley
1D US SOFR + 1.36%, 09/16/2036(a)	12,446,000	9,950,638
1D US SOFR + 1.73%, 01/18/2035(a)	2,193,000	2,238,815
1D US SOFR + 2.05%, 11/01/2034(a)	2,990,000	3,311,285
5Y US TI + 2.43%, 01/19/2038(a)	4,945,000	5,051,560
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(e)	19,308,000	20,568,615
1Y US TI + 1.80%, 09/22/2029(a)(e)	4,893,000	5,101,897
1Y US TI + 2.00%, 09/22/2034(a)(e)	6,350,000	6,729,101
Total Financial Services		76,135,587

Food & Beverage (1.28%)
J M Smucker Co.
6.20%, 11/15/2033	6,976,000	7,554,877
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(e)	2,728,000	2,872,980
7.25%, 11/15/2053(e)	8,290,000	9,021,156
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,919,617
Pilgrim's Pride Corp.
6.25%, 07/01/2033	10,000,000	10,220,800
6.88%, 05/15/2034	4,548,000	4,852,871
Total Food & Beverage		36,442,301

Government Agencies (0.09%)
Tennessee Valley Authority
2.22%, 05/01/2029	123,302	2,705,246

Health Care Facilities & Services (0.70%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	9,889,034
5.38%, 02/01/2025	3,000,000	2,997,943
5.50%, 06/01/2033	6,970,000	7,080,374
Total Health Care Facilities & Services		19,967,351

	Principal Amount	Value (Note 2)
Industrial Other (0.43%)
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	$9,458,000	$9,654,472
Quanta Services, Inc.
0.95%, 10/01/2024	2,581,000	2,503,622
Total Industrial Other		12,158,094

Leisure Products Manufacturing (0.22%)
Polaris, Inc.
6.95%, 03/15/2029	5,949,000	6,320,151

Machinery Manufacturing (0.18%)
Nordson Corp.
5.80%, 09/15/2033	4,982,000	5,266,790

Medical Equipment & Devices Manufacturing (0.41%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	8,670,000	8,920,945
Revvity, Inc.
0.85%, 09/15/2024	2,977,000	2,889,327
Total Medical Equipment & Devices Manufacturing		11,810,272

Metals & Mining (0.34%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	9,805,000	9,757,304

Pharmaceuticals (1.38%)
Bristol-Myers Squibb Co.
6.25%, 11/15/2053	6,977,000	7,901,036
Merck & Co., Inc.
4.50%, 05/17/2033	2,988,000	2,975,805
5.00%, 05/17/2053	6,971,000	6,989,037
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	5,779,000	5,773,985
5.11%, 05/19/2043	7,968,000	7,926,291
5.30%, 05/19/2053	7,693,000	7,827,702
Total Pharmaceuticals		39,393,856

Pipeline (3.48%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,418,728
Cheniere Energy Partners LP
3.25%, 01/31/2032	8,000,000	6,797,520
Energy Transfer LP
8.00%, 04/01/2029(e)	4,833,000	5,033,521
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	10,626,944
4.32%, 12/30/2039(e)	9,061,000	6,776,671
Gray Oak Pipeline LLC
2.60%, 10/15/2025(e)	5,430,000	5,197,454
	Principal Amount	Value (Note 2)
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(e)	$15,478,000	$15,422,094
4.63%, 04/01/2029(e)	6,974,000	6,768,270
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	16,103,000	16,401,308
6.88%, 01/15/2029	8,740,000	9,019,899
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	8,962,000	8,961,688
Total Pipeline		99,424,097

Power Generation (0.88%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	6,961,000	6,910,489
5.50%, 09/01/2026(e)	8,626,000	8,555,553
6.95%, 10/15/2033(e)	8,834,000	9,342,627
Total Power Generation		24,808,669

Publishing & Broadcasting (0.81%)
Gray Television, Inc.
5.38%, 11/15/2031(e)	6,377,000	4,996,905
7.00%, 05/15/2027(e)	4,200,000	4,110,183
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,336,347
5.63%, 07/15/2027(e)	4,376,000	4,265,089
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	2,888,000	2,485,976
Total Publishing & Broadcasting		23,194,500

Real Estate (0.70%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	3,033,000	2,993,450
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	6,960,000	6,861,516
5.63%, 05/01/2024(e)	10,165,000	10,155,679
Total Real Estate		20,010,645

Refining & Marketing (0.52%)
HF Sinclair Corp.
4.50%, 10/01/2030	9,494,000	9,019,085
5.00%, 02/01/2028(e)	2,667,000	2,590,338
5.88%, 04/01/2026	3,177,000	3,214,928
Total Refining & Marketing		14,824,351

Restaurants (0.18%)
Brinker International, Inc.
8.25%, 07/15/2030(e)	4,832,000	5,061,592

Semiconductors (0.14%)
Microchip Technology, Inc.
0.97%, 02/15/2024	3,985,000	3,977,700

	Principal Amount	Value (Note 2)
Software & Services (1.08%)
Concentrix Corp.
6.60%, 08/02/2028	$5,813,000	$5,980,598
CoStar Group, Inc.
2.80%, 07/15/2030(e)	9,060,000	7,789,661
Leidos, Inc.
5.75%, 03/15/2033	3,139,000	3,241,352
VMware LLC
2.20%, 08/15/2031	4,979,000	4,113,130
4.70%, 05/15/2030	9,961,000	9,802,843
Total Software & Services		30,927,584

Supermarkets & Pharmacies (0.38%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	11,035,000	11,164,664

Transportation & Logistics (0.19%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	6,637,736	5,576,240

Utilities (1.10%)
Dominion Energy, Inc.
3.07%, 08/15/2024(d)	1,500,000	1,478,099
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(a)	3,248,000	3,214,848
5Y US TI + 3.533%, 09/15/2053(a)	5,478,000	5,695,646
Series GMTN
4.85%, 02/07/2029	2,856,000	2,880,382
5.00%, 02/07/2031	2,856,000	2,876,819
ONE Gas, Inc.
1.10%, 03/11/2024	7,521,000	7,485,215
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	4,268,000	3,778,887
Southern California Edison Co.
1.10%, 04/01/2024	2,899,000	2,875,671
Southern Co.
5.11%, 08/01/2027	1,480,000	1,498,932
Total Utilities		31,784,499

Waste & Environment Services & Equipment (0.23%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	6,644,000	6,493,154
	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.46%)
AT&T, Inc.
5.35%, 11/01/2066	$39,168	$940,032
5.54%, 02/20/2026	3,982,000	3,983,485
T-Mobile USA, Inc.
4.80%, 07/15/2028	4,979,000	4,994,585
6.00%, 06/15/2054	2,989,000	3,269,660
Total Wireless Telecommunications Services		13,187,762

TOTAL CORPORATE BONDS
(Cost $995,486,932)		994,315,634

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (30.78%)

U.S. Treasury Bonds (30.78%)
United States Treasury Bonds
3.63%, 05/15/2053	13,968,000	12,554,831
4.13%, 08/15/2053	116,332,000	114,423,428
4.38%, 08/15/2043	114,919,000	115,780,893
4.50%, 11/15/2033	5,279,000	5,513,256
4.75%, 11/15/2043	94,247,000	99,798,737
4.75%, 11/15/2053	109,251,000	119,305,506
United States Treasury Notes
4.00%, 01/15/2027	13,792,000	13,789,845
4.75%, 07/31/2025	62,093,000	62,392,550
4.88%, 11/30/2025	115,849,000	117,064,057
5.00%, 08/31/2025	59,829,000	60,388,728
5.00%, 09/30/2025	95,627,000	96,620,624
5.00%, 10/31/2025	61,903,000	62,611,499
Total U.S. Treasury Bonds		880,243,954

TOTAL GOVERNMENT BONDS
(Cost $852,563,702)		880,243,954

	Shares	Value (Note 2)
PREFERRED STOCK (1.98%)

Energy (0.18%)
Pipeline (0.18%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	2,269,053
Energy Transfer LP, Series F, 6.750%(g)	2,985,000	2,927,255

Total Energy		5,196,308

Financials (1.70%)
Banks (0.50%)
Huntington Bancshares, Inc., Series J, 6.875%(g)	217,416	5,287,557

	Shares	Value (Note 2)
Wells Fargo & Co., Series S, 5.900%(g)	9,130,000	$9,138,776
		14,426,333

Consumer Finance (0.40%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,273,775
American Express Co., 3.550%(g)	4,674,000	4,178,539
Discover Financial Services, Series D, 6.125%(g)	5,000,000	4,927,655
		11,379,969

Diversified Banks (0.63%)
Barclays PLC, 5Y US TI + 5.672%(a)(g)	17,910,000	17,876,737

Financial Services (0.06%)
State Street Corp., Series I, 5Y US TI + 2.613%(a)(g)	1,759,000	1,758,998

Life Insurance (0.11%)
Jackson Financial, Inc., 8.000%(g)	112,060	3,027,861

Total Financials		48,469,898

Utilities (0.10%)
Utilities (0.10%)
SCE Trust VII, 7.500%(g)	109,775	2,887,083

Total Utilities		2,887,083

TOTAL PREFERRED STOCK
(Cost $56,608,299)		56,553,289

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.77%)

Money Market Fund (2.77%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.23%	79,250,859	79,250,859

TOTAL SHORT TERM INVESTMENTS
(Cost $79,250,859)			79,250,859

Value (Note 2)
TOTAL INVESTMENTS (97.81%)
(Cost $2,783,810,838)	$2,797,090,308

Other Assets In Excess Of Liabilities (2.19%)	62,682,442

NET ASSETS (100.00%)	$2,859,772,750

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
1Y US SOFR - 1Year SOFR as of January 31, 2024 was 4.83%
1M US SOFR - 1 Month SOFR as of January 31, 2024 was 5.33%
30D US SOFR - 30 Day SOFR as of January 31, 2024 was 5.33%
1D US SOFR - 1 Day SOFR as of January 31, 2024 was 5.32%
3M US SOFR - 3 Month SOFR as of January 31, 2024 was 5.32%
1Y US TI - 1 Year US TI as of January 31, 2024 was 4.73%
5Y US TI - 5 Year US TI as of January 31, 2024 was 3.91%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2024.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the aggregate market value of those securities was $295,636,840, representing 10.34% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.13%)

Health Care (0.13%)
Health Care (0.13%)
Organon & Co.	19,528	$325,141

Total Health Care		325,141

TOTAL COMMON STOCKS
(Cost $217,021)		325,141

	Principal Amount	Value (Note 2)
BANK LOANS (4.80%)

Aerospace & Defense (0.49%)

TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	1,200,000	1,202,886

Automobiles Manufacturing (0.48%)
Adient US LLC, TL
1M US SOFR + 2.75%, 01/26/2031(a)	1,200,000	1,203,750

Casinos & Gaming (0.98%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 01/27/2031(a)	1,200,000	1,199,250
LIGHT AND WONDER INTERNATIONAL, INC., TL
1M US SOFR + 2.75%, 04/14/2029(a)	1,200,000	1,202,874
Total Casinos & Gaming		2,402,124

Consumer Finance (0.29%)
GTCR W MERGER SUB LLC, TL
1D US SOFR + 3.00%, 09/23/2030(a)	703,000	705,636

Entertainment Resources (0.41%)
Authentic Brands TL
1M US SOFR + 3.50%, 12/07/2030(a)	997,468	1,001,134
	Principal Amount	Value (Note 2)
Food & Beverage (0.49%)
CHOBANI, LLC, TL
1M US SOFR + 3.75%, 10/25/2027(a)	$1,200,000	$1,202,628

Health Care Facilities & Services (0.45%)
Fortrea Holdings, Inc.
1M US SOFR + 3.75%, 07/01/2030(a)	1,100,000	1,101,788

Pipeline (0.49%)
Buckeye Partners, L.P., TL
1M US SOFR + 2.50%, 11/22/2030(a)	1,200,000	1,201,002

Publishing & Broadcasting (0.24%)
Nexstar Media, Inc.
1M US SOFR + 2.50%, 09/18/2026(a)	590,437	590,581

Travel & Lodging (0.48%)
Carnival Corp.
1M US SOFR + 3.00%, 08/09/2027(a)	1,200,000	1,202,100

TOTAL BANK LOANS
(Cost $11,819,786)		11,813,629

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.38%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$10,542	$10,396
Series 2002-90, Class A1,
6.500%, 06/25/2042	51,098	52,555
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	95,228	95,377
Series 2010-114, Class TC,
2.250%, 03/25/2037	344,316	312,460
Series 2011-110, Class BX,
4.000%, 10/25/2041	324,466	314,033
Series 2012-110, Class CA,
3.000%, 10/25/2042	101,942	91,840
Series 2012-39, Class NB,
4.000%, 04/25/2042	175,000	150,535
Series 2013-29, Class JE,
1.250%, 04/25/2043	168,824	141,727

	Principal Amount	Value (Note 2)
Series 2015-27, Class ME,
3.500%, 10/25/2044	$128,000	$118,403
Series 2019-14, Class CA,
3.500%, 04/25/2049	138,907	131,832
Series 2019-7, Class JA,
3.500%, 03/25/2049	110,739	105,060
Series 2019-74, Class LB,
3.000%, 10/25/2049	136,643	123,412
Series 2021-94, Class KU,
2.000%, 12/25/2051	148,254	120,294
		1,767,924
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	12,284	12,454
Series 2002-2505, Class D,
5.500%, 09/15/2032	26,125	26,619
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	29,230	24,987
Series 2011-3965, Class ZA,
4.000%, 11/15/2041	289,801	269,463
Series 2012-4096, Class BY,
2.000%, 08/15/2042	85,000	65,938
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	75,322
Series 2012-4140, Class BW,
2.500%, 12/15/2042	100,000	74,313
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	22,152	19,832
Series 2016-4579, Class W,
5.454%, 01/15/2038(a)	69,342	72,273
Series 2016-4614, Class PB,
3.000%, 01/15/2046	227,988	207,401
Series 2018-4839, Class PZ,
4.000%, 11/15/2048	123,325	105,607
Series 2021-5142, Class PN,
1.000%, 09/25/2051	71,493	53,054
Series 2021-5151, Class LV,
1.500%, 09/25/2051	262,895	146,934
		1,154,197
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	11,417	11,178
Series 2011-139, Class KZ,
2.500%, 10/20/2041	47,526	40,523
Series 2011-141, Class GH,
3.000%, 10/16/2041	150,000	115,419
Series 2011-H05, Class FB,
1M US SOFR + 0.61%, 12/20/2060(a)	20,359	20,289
	Principal Amount	Value (Note 2)
Series 2011-H14, Class FC,
1M US SOFR + 0.61%, 05/20/2061(a)	$32,153	$32,055
Series 2012-137, Class EB,
2.000%, 11/20/2042	100,000	63,105
Series 2012-16, Class ND,
2.000%, 05/20/2039	169,065	156,223
Series 2012-41, Class TJ,
4.000%, 03/20/2042	187,933	170,719
Series 2012-H20, Class BA,
1M US SOFR + 0.67%, 09/20/2062(a)	14,188	14,016
Series 2012-H29, Class SA,
1M US SOFR + 0.62%, 10/20/2062(a)	34,977	34,843
Series 2013-28, Class DB,
3.000%, 02/20/2043	170,000	145,217
Series 2013-44, Class CE,
2.500%, 03/16/2043	105,656	88,115
Series 2013-9, Class KY,
3.000%, 01/20/2043	324,000	284,005
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	12,254	12,186
Series 2013-H10, Class FA,
1M US SOFR + 0.51%, 03/20/2063(a)	10,608	10,559
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	5,615	5,605
Series 2013-H23, Class FA,
1M US SOFR + 1.41%, 09/20/2063(a)	6,361	6,402
Series 2014-21, Class PB,
4.000%, 02/16/2044	150,000	135,764
Series 2014-H03, Class FA,
1M US SOFR + 0.71%, 01/20/2064(a)	7,990	7,974
Series 2015-3, Class ZD,
4.000%, 01/20/2045	179,059	165,469
Series 2015-31, Class B,
3.000%, 02/20/2045	100,000	88,069
Series 2015-43, Class DM,
2.500%, 03/20/2045	78,538	69,785
Series 2015-H10, Class JA,
2.250%, 04/20/2065	140,323	135,908
Series 2015-H29, Class FL,
1M US SOFR + 0.71%, 11/20/2065(a)	49,520	49,162
Series 2016-167, Class AD,
2.500%, 03/20/2039	261,660	243,547

	Principal Amount	Value (Note 2)
Series 2016-H09, Class FA,
1M US SOFR + 0.76%, 03/20/2066(a)	$38,053	$37,984
Series 2017-31, Class BY,
3.500%, 02/20/2047	131,000	93,567
Series 2017-H10, Class GZ,
4.523%, 04/20/2067(a)	240,256	233,787
Series 2017-H11, Class HZ,
4.517%, 04/20/2067(a)	135,448	131,220
Series 2017-H11, Class GZ,
4.595%, 04/20/2067(a)	136,072	132,614
Series 2017-H18, Class PZ,
2.000%, 04/20/2066	128,246	105,568
Series 2018-H01, Class JZ,
4.622%, 01/20/2068(a)	131,571	130,451
Series 2018-H01, Class HZ,
4.615%, 01/20/2068(a)	131,827	129,993
Series 2018-H03, Class HZ,
4.543%, 01/20/2068(a)	130,771	125,444
Series 2018-H07, Class FE,
1M US SOFR + 0.46%, 02/20/2068(a)	26,672	26,564
Series 2018-H07, Class JZ,
4.568%, 04/20/2068(a)	117,827	116,140
Series 2018-H07, Class HZ,
4.604%, 04/20/2068(a)	129,692	125,708
Series 2019-103, Class HY,
3.000%, 08/20/2049	104,493	69,008
Series 2019-31, Class JC,
3.500%, 03/20/2049	94,368	86,485
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	72,619
Series 2020-153, Class GP,
0.500%, 10/20/2050	216,761	191,577
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,034	80,656
Series 2020-H09, Class NF,
1M US SOFR + 1.36%, 04/20/2070(a)	50,384	50,889
Series 2020-H11, Class JZ,
4.167%, 05/20/2069(a)	166,919	149,460
Series 2020-H12, Class JZ,
4.182%, 08/20/2069(a)	115,762	105,519
Series 2020-H17, Class KZ,
3.617%, 09/20/2070(a)	442,532	369,637
Series 2020-H18, Class EY,
3.725%, 09/20/2070(a)	107,037	86,738
Series 2021-146, Class EH,
2.000%, 08/20/2051	113,536	67,275
Series 2021-159, Class AL,
1.000%, 09/20/2051	118,000	55,611
	Principal Amount	Value (Note 2)
Series 2021-215, Class TZ,
5.000%, 12/20/2051	$135,770	$118,569
Series 2021-225, Class EU,
2.000%, 12/20/2051	132,227	81,816
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	57,923
Series 2021-H02, Class KB,
3.031%, 01/20/2071(a)	105,752	81,374
Series 2021-H02, Class PB,
4.643%, 05/20/2070(a)	101,628	100,172
Series 2021-H03, Class NY,
3.261%, 01/20/2071(a)	108,473	83,687
		5,404,192

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,790,082)		8,326,313

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.21%)

Fannie Mae-Aces
Series 2019-M17, Class X,
0.417%, 09/25/2034(a)(c)	23,079,169	364,222

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3,
2.189%, 06/25/2026(a)(c)	591,680	27,283
Series 2016-K059, Class X1,
0.419%, 09/25/2026(a)(c)	6,098,518	37,877
Series 2017-KW03, Class X1,
0.968%, 06/25/2027(a)(c)	6,718,900	128,412
Series 2019-K087, Class X1,
0.511%, 12/25/2028(a)(c)	29,494,113	451,879
Series 2019-K092, Class X1,
0.855%, 04/25/2029(a)(c)	16,533,071	508,774
Series 2019-K093, Class X1,
1.083%, 05/25/2029(a)(c)	6,052,657	243,602
Series 2019-K094, Class X1,
1.013%, 06/25/2029(a)(c)	14,393,736	557,104
Series 2020-K121, Class X1,
1.117%, 10/25/2030(a)(c)	2,461,997	129,801
Series 2020-K738, Class X1,
1.622%, 01/25/2027(a)(c)	12,472,772	437,910

	Principal Amount	Value (Note 2)
Series 2021-Q016, Class APT2,
1.480%, 05/25/2028(a)	$106,511	$95,947
		2,618,589

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,894,723)		2,982,811

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.59%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	20,304	21,024
7.500%, 08/01/2028	21,106	21,046
8.500%, 06/01/2027	4,315	4,302
Series 1999-,
8.000%, 04/01/2029	19,342	19,276
Series 2001-,
12.000%, 11/01/2030	52,938	53,456
Series 2002-,
6.000%, 12/01/2032	35,560	36,096
Series 2003-,
4.500%, 09/01/2028	30,201	29,816
4.750%, 09/01/2033	38,967	38,469
5.500%, 10/01/2033	19,769	19,541
5.500%, 12/01/2033	34,066	35,047
Series 2005-,
4.500%, 05/01/2035	18,601	17,901
6.500%, 01/01/2036	27,101	27,941
Series 2006-,
4.500%, 01/01/2036	28,297	27,830
6.000%, 03/01/2036	34,622	35,538
Series 2007-,
5.500%, 07/01/2037	12,363	12,392
6.000%, 07/01/2037	32,278	32,744
6.000%, 09/01/2037	27,001	27,554
6.500%, 11/01/2037	43,452	45,242
Series 2008-,
5.000%, 06/01/2037	24,334	23,856
5.500%, 04/01/2038	15,832	15,926
5.500%, 08/01/2038	21,653	21,571
6.500%, 07/01/2038	44,530	46,363
Series 2009-,
5.000%, 04/01/2039	40,295	40,041
Series 2010-,
4.000%, 05/01/2040	4,157	4,124
5.500%, 02/01/2038	41,916	41,935
Series 2011-,
4.500%, 05/01/2041	50,421	48,673
Series 2013-,
3.000%, 04/01/2043	90,518	81,784
	Principal Amount	Value (Note 2)
Series 2015-,
3.500%, 06/01/2045	$51,009	$49,153
5.000%, 07/01/2044	117,686	119,546
Series 2016-,
3.500%, 06/01/2046	34,544	31,314
Series 2018-,
3.796%, 02/01/2048(a)	28,537	25,614
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,543,530
		2,598,645
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	27,224	27,104
Series 2005-,
5.500%, 05/01/2035	17,725	17,551
Series 2006-,
4.500%, 01/01/2036	11,040	10,789
5.500%, 12/01/2034	23,686	23,824
6.000%, 05/01/2036	52,111	53,907
Series 2008-,
4.500%, 05/01/2038	56,148	55,299
6.000%, 08/01/2038	28,113	29,300
Series 2010-,
6.000%, 04/01/2040	23,079	23,775
Series 2013-,
3.000%, 01/01/2033	47,972	45,505
Series 2014-,
3.500%, 10/01/2044	37,466	34,380
Series 2015-,
4.000%, 03/01/2044	29,627	28,641
		350,075
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	45,160	41,944
4.500%, 01/01/2036	68,095	67,138
		109,082
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	47,555	49,050
Series 2010-,
5.000%, 05/15/2040	39,781	40,318
		89,368
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	40,550	39,346
6.000%, 11/20/2039	60,358	63,198
Series 2011-,
4.000%, 02/20/2041	31,857	30,453
4.000%, 05/20/2041	29,922	28,603
4.000%, 10/20/2041	13,677	13,074

	Principal Amount	Value (Note 2)
Series 2012-,
3.500%, 01/20/2042	$91,906	$85,200
3.500%, 05/20/2042	92,440	85,682
Series 2013-,
3.500%, 03/20/2043	70,118	64,697
5.500%, 11/20/2035	85,822	88,479
Series 2014-,
3.750%, 04/20/2044	68,109	64,394
4.000%, 05/20/2044	66,842	64,169
Series 2016-,
3.500%, 09/20/2046	16,477	15,031
Series 2021-,
4.000%, 05/20/2051	139,609	130,619
		772,945

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,044,749)		3,920,115

	Principal Amount	Value (Note 2)
CORPORATE BONDS (72.68%)

Advertising & Marketing (0.51%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(d)	1,200,000	1,149,750
7.38%, 02/15/2031(d)	100,000	104,833
Total Advertising & Marketing		1,254,583

Aerospace & Defense (2.96%)
Boeing Co.
3.95%, 08/01/2059	2,170,000	1,604,202
5.93%, 05/01/2060	1,200,000	1,199,633
Howmet Aerospace, Inc.
3.00%, 01/15/2029	1,335,000	1,209,810
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	675,000	578,107
9.75%, 11/15/2030(d)	1,600,000	1,681,296
TransDigm, Inc.
6.75%, 08/15/2028(d)	1,000,000	1,017,613
Total Aerospace & Defense		7,290,661

Airlines (2.35%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	624,870	611,556
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	1,229,940	1,233,339
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	1,236,031	1,161,132
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	2,246,141	2,268,253
	Principal Amount	Value (Note 2)
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
9.50%, 06/01/2028(d)	$600,000	$508,992
Total Airlines		5,783,272

Auto Parts Manufacturing (0.21%)
Adient Global Holdings, Ltd.
7.00%, 04/15/2028(d)	500,000	511,589

Automobiles Manufacturing (3.17%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,000,000	960,056
7.12%, 11/07/2033	421,000	451,443
7.35%, 11/04/2027	1,500,000	1,578,555
7.35%, 03/06/2030	513,000	549,561
General Motors Financial Co., Inc.
6.10%, 01/07/2034	1,000,000	1,031,493
SOFRINDX + 1.30%, 04/07/2025(a)(e)	1,300,000	1,303,152
Nissan Motor Acceptance Co. LLC
1.05%, 03/08/2024(d)	250,000	248,721
7.05%, 09/15/2028(d)	1,600,000	1,680,184
Total Automobiles Manufacturing		7,803,165

Banks (5.61%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	2,477,000	2,470,022
Comerica, Inc.
1D US SOFR + 2.155%, 01/30/2030(a)	500,000	498,661
Danske Bank A/S
1Y US TI + 1.35%, 09/11/2026(a)(d)	3,400,000	3,194,623
Discover Bank
5Y US S + 1.73%, 08/09/2028(a)	1,150,000	1,111,650
Fifth Third Bancorp
1D US SOFR + 1.66%, 04/25/2033(a)	550,000	508,864
1D US SOFR + 1.84%, 01/29/2032(a)	154,000	155,496
Huntington National Bank
5.65%, 01/10/2030	560,000	568,108
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(d)	850,000	617,451
1Y US TI + 3.90%, 06/20/2054(a)(d)	575,000	589,735
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	500,000	539,062
PNC Financial Services Group, Inc.
1D US SOFR + 1.902%, 01/22/2035(a)	1,000,000	1,026,617

	Principal Amount	Value (Note 2)
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	$2,424,000	$2,010,643
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	500,000	512,410
Total Banks		13,803,342

Cable & Satellite (2.33%)
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029(d)	1,600,000	1,559,011
7.38%, 03/01/2031(d)	1,000,000	1,011,250
Cox Communications, Inc.
5.70%, 06/15/2033(d)	1,000,000	1,023,685
Directv Financing LLC
8.88%, 02/01/2030(d)	500,000	510,408
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,700,000	1,635,443
Total Cable & Satellite		5,739,797

Casinos & Gaming (2.64%)
Caesars Entertainment, Inc.
6.50%, 02/15/2032(d)	200,000	202,342
7.00%, 02/15/2030(d)	1,500,000	1,542,411
MGM Resorts International
6.75%, 05/01/2025	1,233,000	1,236,814
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	3,674,000	3,550,553
Total Casinos & Gaming		6,532,120

Chemicals (1.03%)
Avient Corp.
5.75%, 05/15/2025(d)	1,162,000	1,158,686
WR Grace Holdings LLC
7.38%, 03/01/2031(d)	1,350,000	1,376,615
Total Chemicals		2,535,301

Consumer Finance (2.78%)
Ally Financial, Inc.
8.00%, 11/01/2031	1,250,000	1,384,131
Capital One Financial Corp.
1D US SOFR + 1.905%, 02/01/2030(a)	153,000	154,530
1D US SOFR + 2.26%, 02/01/2035(a)	153,000	155,544
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	1,000,000	1,115,714
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031(d)	1,066,000	1,108,150
OneMain Finance Corp.
6.88%, 03/15/2025	1,650,000	1,657,500
Synchrony Financial
7.25%, 02/02/2033	1,275,000	1,275,103
	Principal Amount	Value (Note 2)
Total Consumer Finance		6,850,672

Consumer Services (0.44%)
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(d)	$1,125,000	$1,082,514

Containers & Packaging (1.28%)
Canpack SA / Canpack US LLC
3.88%, 11/15/2029(d)	1,300,000	1,147,081
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	996,752
7.25%, 05/15/2031(d)	1,000,000	1,006,320
Total Containers & Packaging		3,150,153

Department Stores (1.67%)
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(d)	2,700,000	2,635,887
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	1,500,000	1,486,388
Total Department Stores		4,122,275

Diversified Banks (0.77%)
Bank of America Corp.
1D US SOFR + 1.65%, 01/23/2035(a)	388,000	395,271
1D US SOFR + 1.84%, 09/15/2034(a)	550,000	576,147
5Y US TI + 1.20%, 09/21/2036(a)	690,000	554,079
JPMorgan Chase & Co.
1D US SOFR + 1.62%, 01/23/2035(a)	389,000	395,476
Total Diversified Banks		1,920,973

Electrical Equipment Manufacturing (0.46%)
Vontier Corp.
2.40%, 04/01/2028	1,300,000	1,145,177

Entertainment Resources (1.08%)
Six Flags Entertainment Corp.
7.25%, 05/15/2031(d)	2,600,000	2,653,677

Exploration & Production (3.62%)
Baytex Energy Corp.
8.50%, 04/30/2030(d)	1,000,000	1,039,073
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	1,600,000	1,702,966
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(d)	675,000	652,473
6.25%, 11/01/2028(d)	1,506,000	1,501,629
8.38%, 11/01/2033(d)	502,000	539,886

	Principal Amount	Value (Note 2)
Occidental Petroleum Corp.
7.88%, 09/15/2031	$1,800,000	$2,049,646
Range Resources Corp.
8.25%, 01/15/2029	1,400,000	1,452,563
Total Exploration & Production		8,938,236

Financial Services (3.64%)
Charles Schwab Corp.
1D US SOFR + 2.50%, 05/19/2034(a)	1,580,000	1,637,838
SOFRINDX + 1.05%, 03/03/2027(a)(e)	1,200,000	1,191,856
Morgan Stanley
1D US SOFR + 1.73%, 01/18/2035(a)	194,000	198,053
5Y US TI + 2.43%, 01/19/2038(a)	1,050,000	1,072,626
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	3,225,000	3,435,561
1Y US TI + 2.00%, 09/22/2034(a)(d)	1,320,000	1,398,805
Total Financial Services		8,934,739

Food & Beverage (1.50%)
B&G Foods, Inc.
8.00%, 09/15/2028(d)	1,000,000	1,043,640
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(d)	262,000	275,924
7.25%, 11/15/2053(d)	780,000	848,794
Pilgrim's Pride Corp.
6.25%, 07/01/2033	1,050,000	1,073,184
6.88%, 05/15/2034	436,000	465,227
Total Food & Beverage		3,706,769

Health Care Facilities & Services (0.88%)
Fortrea Holdings, Inc.
7.50%, 07/01/2030(d)	1,100,000	1,119,327
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,052,753
Total Health Care Facilities & Services		2,172,080

Homebuilders (1.18%)
Forestar Group, Inc.
3.85%, 05/15/2026(d)	1,850,000	1,759,323
Shea Homes LP
4.75%, 02/15/2028	1,200,000	1,141,513
Total Homebuilders		2,900,836

Industrial Other (0.93%)
Brand Industrial Services, Inc.
10.38%, 08/01/2030(d)	1,000,000	1,057,500
Element Fleet Management Corp.
6.27%, 06/26/2026(d)	1,200,000	1,222,377
Total Industrial Other		2,279,877
	Principal Amount	Value (Note 2)
Leisure Products Manufacturing (0.23%)
Polaris, Inc.
6.95%, 03/15/2029	$539,000	$572,628

Manufactured Goods (0.87%)
Chart Industries, Inc.
9.50%, 01/01/2031(d)	2,000,000	2,134,825

Oil & Gas Services & Equipment (1.94%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,028,894
Noble Finance II LLC
8.00%, 04/15/2030(d)	250,000	259,794
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	2,000,000	2,082,989
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	1,350,000	1,396,292
Total Oil & Gas Services & Equipment		4,767,969

Pharmaceuticals (0.87%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(d)	2,500,000	2,149,380

Pipeline (7.93%)
Buckeye Partners LP
4.35%, 10/15/2024	332,000	327,009
4.50%, 03/01/2028(d)	1,698,000	1,595,780
Energy Transfer LP
8.00%, 04/01/2029(d)	438,000	456,173
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	2,321,000	1,906,705
4.32%, 12/30/2039(d)	1,733,000	1,296,101
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,150,000	2,176,750
8.25%, 01/15/2029	1,750,000	1,800,479
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	1,000,000	1,026,512
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	3,675,000	3,661,725
4.63%, 04/01/2029(d)	1,734,000	1,682,848
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	2,957,000	3,051,698
Venture Global LNG, Inc.
9.88%, 02/01/2032(d)	500,000	526,126
Total Pipeline		19,507,906

	Principal Amount	Value (Note 2)
Power Generation (1.37%)
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	$1,325,000	$1,314,179
7.75%, 10/15/2031(d)	2,000,000	2,079,070
Total Power Generation		3,393,249

Publishing & Broadcasting (3.53%)
Gray Television, Inc.
5.38%, 11/15/2031(d)	4,200,000	3,291,046
7.00%, 05/15/2027(d)	850,000	831,823
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	2,000,000	1,949,310
Scripps Escrow, Inc.
5.88%, 07/15/2027(d)	2,900,000	2,617,308
Total Publishing & Broadcasting		8,689,487

Real Estate (3.47%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	2,975,000	2,936,206
8.88%, 09/01/2031(d)	250,000	261,111
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	3,334,000	2,710,542
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	656,000	646,718
5.63%, 05/01/2024(d)	2,000,000	1,998,166
Total Real Estate		8,552,743

Restaurants (1.35%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	2,150,000	2,252,157
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,072,758
Total Restaurants		3,324,915

Retail - Consumer Discretionary (0.45%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.00%, 02/15/2031(d)	1,100,000	1,098,510

Software & Services (3.37%)
Cloud Software Group, Inc.
6.50%, 03/31/2029(d)	3,400,000	3,177,243
Concentrix Corp.
6.60%, 08/02/2028	555,000	571,002
CoStar Group, Inc.
2.80%, 07/15/2030(d)	2,446,000	2,103,037
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	1,500,000	1,433,963
RingCentral, Inc.
8.50%, 08/15/2030(d)	1,000,000	1,031,875
Total Software & Services		8,317,120
	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (0.64%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	$1,541,000	$1,559,107

Travel & Lodging (2.02%)
Carnival Corp.
6.00%, 05/01/2029(d)	1,200,000	1,163,187
7.00%, 08/15/2029(d)	500,000	520,322
NCL Corp., Ltd.
8.13%, 01/15/2029(d)	1,000,000	1,050,382
Royal Caribbean Cruises, Ltd.
8.25%, 01/15/2029(d)	1,100,000	1,167,684
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,070,630
Total Travel & Lodging		4,972,205

Utilities (2.64%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	1,600,000	1,646,112
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(a)	1,387,000	1,372,843
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	2,725,000	2,412,715
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,062,075
Total Utilities		6,493,745

Waste & Environment Services & Equipment (0.95%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	2,399,000	2,344,533

Wireless Telecommunications Services (0.01%)
AT&T, Inc.
5.35%, 11/01/2066	832	19,968

TOTAL CORPORATE BONDS
(Cost $177,870,785)		179,010,098

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (10.98%)
U.S. Treasury Bonds (10.98%)
United States Treasury Bonds
4.13%, 08/15/2053	$1,156,000	$1,137,034
4.38%, 08/15/2043	3,102,000	3,125,265
4.50%, 11/15/2033	385,000	402,084
4.75%, 11/15/2043	1,509,000	1,597,890
4.75%, 11/15/2053	2,777,000	3,032,571
United States Treasury Notes
4.00%, 01/15/2027	3,625,000	3,624,434
4.25%, 12/31/2025	2,412,000	2,412,377
4.88%, 11/30/2025	11,593,000	11,714,590
Total U.S. Treasury Bonds		27,046,245

TOTAL GOVERNMENT BONDS
(Cost $26,817,717)		27,046,245

	Shares	Value (Note 2)
PREFERRED STOCK (3.33%)

Financials (3.22%)
Banks (1.43%)
Wells Fargo & Co., Series S, 5.900%(f)	3,500,000	3,503,365

Consumer Finance (0.94%)
American Express Co., 3.550%(f)	1,500,000	1,340,994
Discover Financial Services, Series D, 6.125%(f)	1,000,000	985,531
		2,326,525

Diversified Banks (0.63%)
Barclays PLC, 5Y US TI + 5.672%(a)(f)	1,560,000	1,557,103

Financial Services (0.06%)
State Street Corp., Series I, 5Y US TI + 2.613%(a)(f)	153,000	153,000

Life Insurance (0.16%)
Jackson Financial, Inc., 8.000%(f)	14,620	395,032

Total Financials		7,935,025

Utilities (0.11%)
Utilities (0.11%)
SCE Trust VII, 7.500%(f)	9,870	259,581

Total Utilities		259,581

TOTAL PREFERRED STOCK
(Cost $8,023,426)		8,194,606
	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.13%)

Money Market Fund (3.13%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.23%	7,697,653	$7,697,653

TOTAL SHORT TERM INVESTMENTS
(Cost $7,697,653)			7,697,653

TOTAL INVESTMENTS (101.23%)
(Cost $247,175,942)			$249,316,611

Liabilities In Excess Of Other Assets (-1.23%)			(3,019,151)

NET ASSETS (100.00%)			$246,297,460

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
1M US SOFR - 1 Month SOFR as of January 31, 2024 was 5.33%
30D US SOFR - 30 Day SOFR as of January 31, 2024 was 5.33%
1D US SOFR - 1 Day SOFR as of January 31, 2024 was 5.32%
3M US SOFR - 3 Month SOFR as of January 31, 2024 was 5.32%
1Y US TI - 1 Year US TI as of January 31, 2024 was 4.73%
5Y US TI - 5 Year US TI as of January 31, 2024 was 3.91%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the aggregate market value of those securities was $120,044,285, representing 48.74% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (60.71%)

Communications (4.96%)
Media (4.17%)
Alphabet, Inc., Class A(a)	3,170	$444,117
Meta Platforms, Inc., Class A(a)	852	332,399
Walt Disney Co.	2,259	216,977
		993,493

Telecommunications (0.79%)
AT&T, Inc.	10,695	189,195

Total Communications		1,182,688

Consumer Discretionary (6.98%)
Consumer Discretionary Products (0.86%)
NIKE, Inc., Class B	2,015	204,583

Consumer Discretionary Services (2.63%)
DraftKings, Inc., Class A(a)	2,650	103,483
Marriott International, Inc., Class A	1,059	253,874
McDonald's Corp.	917	268,424
		625,781

Retail & Whsle - Discretionary (3.49%)
Amazon.com, Inc.(a)	2,655	412,056
Lowe's Cos., Inc.	1,206	256,685
O'Reilly Automotive, Inc.(a)	160	163,688
		832,429

Total Consumer Discretionary		1,662,793

Consumer Staples (3.50%)
Consumer Staple Products (0.46%)
Campbell Soup Co.	2,455	109,567

Retail & Wholesale - Staples (3.04%)
Costco Wholesale Corp.	489	339,796
Target Corp.	671	93,323
Walmart, Inc.	1,765	291,666
		724,785

Total Consumer Staples		834,352

Energy (3.61%)
Oil & Gas (3.61%)
Baker Hughes Co.	3,830	109,155
BP PLC, Sponsored ADR	3,965	139,172
ConocoPhillips	3,200	357,984
	Shares	Value (Note 2)
Enbridge, Inc.	7,207	$255,848
		862,159

Total Energy		862,159

Financials (6.95%)
Banking (3.66%)
JPMorgan Chase & Co.	3,150	549,234
Wells Fargo & Co.	6,415	321,905
		871,139

Financial Services (3.29%)
American Express Co.	1,475	296,092
Intercontinental Exchange, Inc.	2,098	267,138
UBS Group AG	7,390	221,035
		784,265

Total Financials		1,655,404

Health Care (6.95%)
Health Care (6.95%)
Boston Scientific Corp.(a)	3,130	198,004
HCA Healthcare, Inc.	930	283,557
IQVIA Holdings, Inc.(a)	865	180,119
Pfizer, Inc.	3,175	85,979
Thermo Fisher Scientific, Inc.	519	279,730
UnitedHealth Group, Inc.	769	393,528
Vertex Pharmaceuticals, Inc.(a)	542	234,892
		1,655,809

Total Health Care		1,655,809

Industrials (7.85%)
Industrial Products (5.96%)
Caterpillar, Inc.	919	275,985
Deere & Co.	590	232,212
Lockheed Martin Corp.	563	241,758
Schneider Electric SE, ADR	6,425	252,374
TE Connectivity, Ltd.	1,325	188,402
Trane Technologies PLC	915	230,626
		1,421,357

Industrial Services (1.89%)
Old Dominion Freight Line, Inc.	489	191,209
Waste Management, Inc.	1,400	259,882
		451,091

Total Industrials		1,872,448

Materials (2.01%)
Materials (2.01%)
Anglo American PLC, ADR	6,170	73,608
Freeport-McMoRan, Inc.	2,880	114,307
Linde PLC	515	208,487

	Shares	Value (Note 2)
Norsk Hydro ASA, ADR	13,815	$82,614
		479,016

Total Materials		479,016

Real Estate (1.27%)
Real Estate (1.27%)
Equity LifeStyle Properties, Inc.	2,556	173,016
Prologis, Inc.	1,015	128,590
		301,606

Total Real Estate		301,606

Technology (16.05%)
Software & Tech Services (8.58%)
Adobe, Inc.(a)	430	265,645
DocuSign, Inc.(a)	1,765	107,524
International Business Machines Corp.	1,010	185,497
Mastercard, Inc., Class A	741	332,879
Microsoft Corp.	1,844	733,137
Nice, Ltd., ADR	545	113,415
Synopsys, Inc.(a)	573	305,609
		2,043,706

Tech Hardware & Semiconductors (7.47%)
Apple, Inc.	2,152	396,829
Lam Research Corp.	187	154,307
Motorola Solutions, Inc.	600	191,700
NVIDIA Corp.	860	529,131
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,506	283,077
Texas Instruments, Inc.	1,413	226,250
		1,781,294

Total Technology		3,825,000

Utilities (0.58%)
Utilities (0.58%)
PPL Corp.	5,285	138,467

Total Utilities		138,467

TOTAL COMMON STOCKS
(Cost $10,663,129)		14,469,742

	Principal Amount	Value (Note 2)
BANK LOANS (0.09%)

	Principal Amount	Value (Note 2)
Pipeline (0.09%)
Buckeye Partners, L.P., TL
1M US SOFR + 2.50%, 11/22/2030(b)	$21,000	$21,018

TOTAL BANK LOANS
(Cost $21,053)		21,018

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.14%)

Fannie Mae
Series 1997-10, Class FA,
30D US SOFR + 0.71%, 03/18/2027(b)	$2,776	$2,774
Series 1997-42, Class PK,
4.500%, 07/18/2027	4,744	4,654
Series 2002-21, Class FD,
30D US SOFR + 1.01%, 04/25/2032(b)	5,067	5,090
Series 2002-22, Class GC,
6.500%, 04/25/2032	6,129	6,332
Series 2002-58, Class PG,
6.000%, 09/25/2032	14,971	15,508
Series 2002-58, Class FG,
30D US SOFR + 1.11%, 08/25/2032(b)	5,533	5,602
Series 2003-117, Class KB,
6.000%, 12/25/2033	12,809	13,311
Series 2003-87, Class SL,
8.98% - 30D US SOFR, 07/25/2033(b)	29,992	29,328
Series 2004-60, Class JC,
5.500%, 04/25/2034	15,234	15,468
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	92,122
Series 2007-104, Class ZE,
6.000%, 08/25/2037	14,541	14,787
Series 2007-22, Class A,
5.500%, 03/25/2037	6,923	7,058
Series 2007-55, Class PH,
6.000%, 06/25/2047	17,789	18,955
Series 2007-76, Class ZG,
6.000%, 08/25/2037	130,965	131,843
Series 2008-1, Class LF,
30D US SOFR + 0.81%, 05/25/2037(b)	15,475	15,461
Series 2008-22, Class DB,
5.000%, 04/25/2048	13,185	13,060

	Principal Amount	Value (Note 2)
Series 2009-12, Class LC,
7.943%, 06/25/2037(b)	$12,442	$13,366
Series 2009-51, Class BZ,
4.500%, 07/25/2039	19,232	18,854
Series 2010-61, Class WA,
5.983%, 06/25/2040(b)	12,800	13,052
Series 2010-98, Class BH,
5.500%, 09/25/2040	15,004	15,375
Series 2012-153, Class B,
7.000%, 07/25/2042	6,327	6,906
Series 2012-64, Class NA,
3.000%, 08/25/2041	979	965
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	13,781
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	31,950
Series 2014-21, Class MA,
2.000%, 09/25/2041	9,239	8,664
		514,266
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	103	103
Series 1999-2123, Class L,
6.500%, 01/15/2029	14,928	15,172
Series 2002-2538, Class FB,
30D US SOFR + 0.51%, 12/15/2032(b)	2,234	2,231
Series 2003-2696, Class DG,
5.500%, 10/15/2033	9,261	9,511
Series 2005-2977, Class AT,
4.500%, 05/15/2025	1,927	1,908
Series 2005-2993, Class TF,
30D US SOFR + 0.46%, 06/15/2025(b)	1,549	1,549
Series 2006-3174, Class LF,
30D US SOFR + 0.46%, 05/15/2036(b)	5,702	5,665
Series 2006-3239, Class EF,
30D US SOFR + 0.46%, 11/15/2036(b)	7,686	7,564
Series 2007-3298, Class Z,
6.000%, 04/15/2037	22,805	23,439
Series 2008-3409, Class DB,
6.000%, 01/15/2038	15,077	15,789
Series 2009-3572, Class KT,
4.500%, 09/15/2039	13,831	13,708
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	25,545
Series 2010-3699, Class LC,
4.000%, 03/15/2040	9,413	9,243
	Principal Amount	Value (Note 2)
Series 2010-3721, Class FB,
30D US SOFR + 0.61%, 09/15/2040(b)	$9,447	$9,330
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	23,980
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	22,807	21,871
Series 2011-3954, Class PG,
2.500%, 07/15/2041	19,024	17,735
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	23,875
Series 2012-4032, Class AD,
2.000%, 10/15/2041	7,837	7,433
Series 2012-4043, Class PB,
1.500%, 05/15/2027	7,471	7,126
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	12,167	10,999
Series 2015-4498, Class JA,
2.500%, 04/15/2037	27,247	24,743
		278,519
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033(c)	9,921	9,252
Series 2004-86, Class C,
5.500%, 10/20/2034	13,732	13,826
Series 2005-91, Class PD,
5.500%, 12/20/2035	8,815	8,965
Series 2007-70, Class FC,
1M US SOFR + 0.58%, 11/20/2037(b)	14,139	14,087
Series 2008-2, Class PC,
4.750%, 01/20/2038	6,456	6,389
Series 2008-46, Class FA,
1M US SOFR + 0.714%, 05/20/2038(b)	6,252	6,251
Series 2008-60, Class JP,
5.500%, 07/20/2038	45,801	45,884
Series 2009-104, Class KA,
4.500%, 08/16/2039	2,841	2,818
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,059	5,757
Series 2012-39, Class GA,
3.000%, 10/16/2040	5,593	5,356
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	43,137
Series 2013-98, Class DM,
3.500%, 07/20/2042	3,163	3,121
Series 2015-91, Class NE,
3.000%, 10/20/2044	2,312	2,263
Series 2019-152, Class LC,
3.500%, 10/20/2049	2,368	2,186

	Principal Amount	Value (Note 2)
Series 2019-162, Class GA,
3.000%, 10/20/2049	$3,208	$3,005
Series 2020-167, Class EC,
1.000%, 02/20/2049	6,618	5,257
Series 2020-5, Class LC,
3.500%, 10/20/2049	2,682	2,501
Series 2021-76, Class ND,
1.250%, 08/20/2050	7,910	6,170
Series 2023-57, Class CV,
5.000%, 04/20/2034	7,400	7,449
		193,674

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,082,431)		986,459

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.09%)

Fannie Mae-Aces
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	20,650	20,393

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $20,633)		20,393

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (3.96%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	24,894	24,884
5.500%, 11/01/2034	36,950	36,600
Series 2005-,
7.725%, 06/15/2034	10,713	11,245
Series 2007-,
5.500%, 08/01/2037	26,987	26,885
1Y US TI + 2.41%, 10/01/2035(b)	17,110	17,079
Series 2008-,
5.500%, 03/01/2038	33,882	34,457
5.500%, 05/01/2038	27,218	27,656
Series 2009-,
5.500%, 11/01/2039	27,084	26,876
Series 2012-AM0762,
3.290%, 09/01/2032	7,845	7,284
Series 2012-AM1671,
2.100%, 12/01/2027	22,129	21,098
Series 2014-,
3.500%, 11/01/2033	24,032	23,105
	Principal Amount	Value (Note 2)
Series 2015-AM8645,
2.690%, 05/01/2027	$20,311	$19,273
Series 2015-AM8674,
2.810%, 04/01/2025	60,000	58,427
Series 2016-,
2.390%, 06/01/2025	71,630	69,230
Series 2017-,
3.000%, 10/01/2027	3,511	3,340
Series 2017-AN6670,
3.210%, 09/01/2027	28,394	26,893
Series 2019-,
3.340%, 05/01/2031	23,877	22,405
Series 2020-,
1.400%, 11/01/2032	55,000	43,030
		499,767
Freddie Mac Gold Pool
Series 2012-,
3.000%, 05/01/2032	27,044	25,747

Freddie Mac Pool
Series 2023-,
4.750%, 01/01/2033	69,050	68,811

Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	10,940	11,007
5.500%, 02/20/2039	20,512	20,703
Series 2010-,
4.000%, 12/20/2040	22,708	21,707
4.500%, 04/20/2040	99,651	97,732
4.500%, 08/20/2040	20,407	20,013
Series 2011-,
5.000%, 04/20/2041	24,960	25,076
Series 2012-,
3.500%, 05/20/2042	36,273	33,229
4.000%, 08/20/2042	59,582	56,844
Series 2022-,
3.000%, 12/20/2044	9,365	8,263
Series 2023-,
6.500%, 10/20/2053	52,892	54,456
		349,030

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $983,558)		943,355

	Principal Amount	Value (Note 2)
CORPORATE BONDS (13.83%)
Aerospace & Defense (1.03%)
Boeing Co.
1.43%, 02/04/2024	$45,000	$44,983
2.20%, 02/04/2026	70,000	65,946
3.95%, 08/01/2059	53,000	39,181
5.93%, 05/01/2060	23,000	22,993
Howmet Aerospace, Inc.
3.00%, 01/15/2029	24,000	21,749
L3Harris Technologies, Inc.
5.40%, 07/31/2033	26,000	26,798
Northrop Grumman Corp.
4.60%, 02/01/2029	6,000	6,013
4.90%, 06/01/2034	9,000	9,059
5.20%, 06/01/2054	9,000	9,043
Total Aerospace & Defense		245,765

Airlines (0.40%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	41,301	40,421
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	16,202	16,246
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	5,002	4,699
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	32,943	33,268
Total Airlines		94,634

Automobiles Manufacturing (0.68%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	33,602
6.80%, 05/12/2028	42,000	43,669
General Motors Financial Co., Inc.
5.80%, 01/07/2029	23,000	23,621
6.10%, 01/07/2034	36,000	37,134
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	22,000	23,103
Total Automobiles Manufacturing		161,129

Banks (0.56%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(b)	44,000	43,876
Fifth Third Bancorp
1D US SOFR + 1.84%, 01/29/2032(b)	5,000	5,049
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(b)(d)	15,000	15,384
Truist Financial Corp.
1D US SOFR + 2.36%, 06/08/2034(b)	20,000	20,496
	Principal Amount	Value (Note 2)
US Bancorp
1D US SOFR + 1.86%, 01/23/2035(b)	$9,000	$9,213
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(b)	41,000	41,384
Total Banks		135,402

Biotechnology (0.54%)
Amgen, Inc.
5.25%, 03/02/2033	42,000	42,862
5.51%, 03/02/2026	41,000	41,008
5.75%, 03/02/2063	43,000	44,354
Total Biotechnology		128,224

Cable & Satellite (0.27%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 06/01/2033(d)	22,000	18,063
4.75%, 02/01/2032(d)	27,000	23,182
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	23,000	22,127
Total Cable & Satellite		63,372

Casinos & Gaming (0.50%)
MGM Resorts International
6.75%, 05/01/2025	60,000	60,186
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	61,000	58,951
Total Casinos & Gaming		119,137

Chemicals (0.23%)
Avient Corp.
5.75%, 05/15/2025(d)	19,000	18,946
Celanese US Holdings LLC
6.38%, 07/15/2032	34,000	35,543
Total Chemicals		54,489

Commercial Finance (0.23%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	55,000	55,793

Consumer Finance (0.29%)
Capital One Financial Corp.
1D US SOFR + 1.905%, 02/01/2030(b)	5,000	5,050
1D US SOFR + 2.26%, 02/01/2035(b)	5,000	5,083
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(b)(e)	20,000	22,314
Fiserv, Inc.
5.60%, 03/02/2033	18,000	18,670
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031(d)	19,000	19,751

	Principal Amount	Value (Note 2)
Total Consumer Finance		70,868

Consumer Products (0.08%)
Procter & Gamble Co.
4.35%, 01/29/2029	$9,000	$9,057
4.55%, 01/29/2034	9,000	9,125
Total Consumer Products		18,182

Diversified Banks (0.65%)
Bank of America Corp.
1D US SOFR + 1.65%, 01/23/2035(b)	14,000	14,262
1D US SOFR + 1.84%, 09/15/2034(b)	18,000	18,856
1D US SOFR + 1.91%, 04/25/2034(b)	38,000	38,247
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(b)	44,000	44,035
1D US SOFR + 1.62%, 01/23/2035(b)	14,000	14,233
1D US SOFR + 2.58%, 09/14/2033(b)	26,000	26,807
Total Diversified Banks		156,440

Entertainment Resources (0.07%)
Vail Resorts, Inc.
6.25%, 05/15/2025(d)	17,000	17,035

Exploration & Production (0.47%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	42,000	41,878
8.38%, 11/01/2033(d)	9,000	9,679
Occidental Petroleum Corp.
7.88%, 09/15/2031	51,000	58,073
Total Exploration & Production		109,630

Financial Services (1.04%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(b)	18,000	19,037
1D US SOFR + 2.50%, 05/19/2034(b)	20,000	20,732
SOFRINDX + 1.05%, 03/03/2027(b)(e)	25,000	24,830
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(b)	24,000	23,991
Morgan Stanley
1D US SOFR + 1.36%, 09/16/2036(b)	61,000	48,769
1D US SOFR + 1.73%, 01/18/2035(b)	7,000	7,146
1D US SOFR + 2.05%, 11/01/2034(b)	10,000	11,075
5Y US TI + 2.43%, 01/19/2038(b)	21,000	21,453
	Principal Amount	Value (Note 2)
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(b)(d)	$52,000	$55,394
1Y US TI + 1.80%, 09/22/2029(b)(d)	7,000	7,299
1Y US TI + 2.00%, 09/22/2034(b)(d)	5,000	5,299
Total Financial Services		245,025

Food & Beverage (0.61%)
J M Smucker Co.
6.20%, 11/15/2033	24,000	25,992
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(d)	10,000	10,531
7.25%, 11/15/2053(d)	30,000	32,646
JDE Peet's NV
0.80%, 09/24/2024(d)	16,000	15,481
Pilgrim's Pride Corp.
6.25%, 07/01/2033	43,000	43,949
6.88%, 05/15/2034	16,000	17,073
Total Food & Beverage		145,672

Government Agencies (0.04%)
Tennessee Valley Authority
2.22%, 05/01/2029	427	9,368

Health Care Facilities & Services (0.13%)
HCA, Inc.
5.50%, 06/01/2033	30,000	30,475

Industrial Other (0.26%)
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	42,000	42,872
Quanta Services, Inc.
0.95%, 10/01/2024	19,000	18,430
Total Industrial Other		61,302

Leisure Products Manufacturing (0.09%)
Polaris, Inc.
6.95%, 03/15/2029	20,000	21,248

Machinery Manufacturing (0.08%)
Nordson Corp.
5.80%, 09/15/2033	18,000	19,029

Medical Equipment & Devices Manufacturing (0.09%)
Revvity, Inc.
0.85%, 09/15/2024	23,000	22,323

Pharmaceuticals (0.62%)
Bristol-Myers Squibb Co.
6.25%, 11/15/2053	23,000	26,046

	Principal Amount	Value (Note 2)
Merck & Co., Inc.
4.50%, 05/17/2033	$12,000	$11,951
5.00%, 05/17/2053	29,000	29,075
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	21,000	20,982
5.11%, 05/19/2043	32,000	31,833
5.30%, 05/19/2053	28,000	28,490
Total Pharmaceuticals		148,377

Pipeline (1.94%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	50,000	46,990
Energy Transfer LP
8.00%, 04/01/2029(d)	16,000	16,664
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	63,000	51,755
4.32%, 12/30/2039(d)	62,000	46,369
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	17,000	16,272
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	74,000	73,733
4.63%, 04/01/2029(d)	32,000	31,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	91,000	92,686
6.88%, 01/15/2029	46,000	47,473
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	38,000	37,998
Total Pipeline		460,996

Power Generation (0.36%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	39,000	38,717
5.50%, 09/01/2026(d)	29,000	28,763
6.95%, 10/15/2033(d)	19,000	20,094
Total Power Generation		87,574

Publishing & Broadcasting (0.31%)
Gray Television, Inc.
5.38%, 11/15/2031(d)	23,000	18,022
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	25,000	22,926
5.63%, 07/15/2027(d)	24,000	23,392
Scripps Escrow II, Inc.
3.88%, 01/15/2029(d)	12,000	10,330
Total Publishing & Broadcasting		74,670

Real Estate (0.28%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	13,000	12,830
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	22,000	21,689
5.63%, 05/01/2024(d)	33,000	32,969
Total Real Estate		67,488
	Principal Amount	Value (Note 2)
Refining & Marketing (0.30%)
HF Sinclair Corp.
4.50%, 10/01/2030	$46,000	$43,699
5.00%, 02/01/2028(d)	8,000	7,770
5.88%, 04/01/2026	22,000	22,263
Total Refining & Marketing		73,732

Restaurants (0.08%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	18,000	18,855

Semiconductors (0.06%)
Microchip Technology, Inc.
0.97%, 02/15/2024	15,000	14,973

Software & Services (0.56%)
Concentrix Corp.
6.60%, 08/02/2028	22,000	22,634
CoStar Group, Inc.
2.80%, 07/15/2030(d)	54,000	46,429
Leidos, Inc.
5.75%, 03/15/2033	14,000	14,456
VMware LLC
2.20%, 08/15/2031	21,000	17,348
4.70%, 05/15/2030	32,000	31,492
Total Software & Services		132,359

Transportation & Logistics (0.15%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	41,979	35,266

Utilities (0.47%)
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.171%, 04/30/2043(b)	23,000	22,765
5Y US TI + 3.533%, 09/15/2053(b)	22,000	22,874
Series GMTN
4.85%, 02/07/2029	9,000	9,077
5.00%, 02/07/2031	9,000	9,066
Sempra
5Y US TI + 2.868%, 04/01/2052(b)	32,000	28,333
Southern California Edison Co.
1.10%, 04/01/2024	10,000	9,920
Southern Co.
5.11%, 08/01/2027	8,000	8,102
Total Utilities		110,137

Waste & Environment Services & Equipment (0.15%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	36,000	35,183

	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.21%)
AT&T, Inc.
5.54%, 02/20/2026	$18,000	$18,007
T-Mobile USA, Inc.
4.80%, 07/15/2028	21,000	21,065
6.00%, 06/15/2054	11,000	12,033
Total Wireless Telecommunications Services		51,105

TOTAL CORPORATE BONDS
(Cost $3,330,310)		3,295,257

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (11.95%)

U.S. Treasury Bonds (11.95%)
United States Treasury Bonds
4.13%, 08/15/2053	381,000	374,749
4.38%, 08/15/2043	404,000	407,030
4.50%, 11/15/2033	174,000	181,721
4.75%, 11/15/2043	388,000	410,856
4.75%, 11/15/2053	407,000	444,456
United States Treasury Notes
4.00%, 01/15/2027	43,000	42,993
4.75%, 07/31/2025	125,000	125,603
4.88%, 11/30/2025	366,000	369,839
5.00%, 08/31/2025	90,000	90,842
5.00%, 09/30/2025	245,000	247,546
5.00%, 10/31/2025	150,000	151,717
Total U.S. Treasury Bonds		2,847,352

TOTAL GOVERNMENT BONDS
(Cost $2,745,394)		2,847,352

	Shares	Value (Note 2)
PREFERRED STOCK (0.64%)

Energy (0.06%)
Pipeline (0.06%)
Energy Transfer LP, Series F, 6.750%(f)	15,000	14,710

Total Energy		14,710

Financials (0.54%)
Banks (0.23%)
Huntington Bancshares, Inc., Series J, 6.875%(f)	1,037	25,220
Wells Fargo & Co., Series S, 5.900%(f)	30,000	30,028
		55,248
Consumer Finance (0.22%)
Ally Financial, Inc., Series C, 4.700%(f)	18,000	13,725
American Express Co., 3.550%(f)	26,000	23,244
	Shares	Value (Note 2)
Discover Financial Services, Series D, 6.125%(f)	15,000	$14,783
		51,752

Financial Services (0.02%)
State Street Corp., Series I, 5Y US TI + 2.613%(b)(f)	5,000	5,000

Life Insurance (0.07%)
Jackson Financial, Inc., 8.000%(f)	591	15,969

Total Financials		127,969

Utilities (0.04%)
Utilities (0.04%)
SCE Trust VII, 7.500%(f)	355	9,337

Total Utilities		9,337

TOTAL PREFERRED STOCK
(Cost $155,813)		152,016

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (3.02%)

Money Market Fund (3.02%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.23%	147,729	147,729
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5.30%	572,658	572,658

TOTAL SHORT TERM INVESTMENTS
(Cost $720,387)			720,387

TOTAL INVESTMENTS (98.43%)
(Cost $19,722,708)			$23,455,979

Other Assets In Excess Of Liabilities (1.57%)			375,211

NET ASSETS (100.00%)			$23,831,190

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
1M US SOFR - 1 Month SOFR as of January 31, 2024 was 5.33%
30D US SOFR - 30 Day SOFR as of January 31, 2024 was 5.33%

1D US SOFR - 1 Day SOFR as of January 31, 2024 was 5.32%
3M US SOFR - 3 Month SOFR as of January 31, 2024 was 5.32%
1Y US TI - 1 Year US TI as of January 31, 2024 was 4.73%
5Y US TI - 5 Year US TI as of January 31, 2024 was 3.91%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the aggregate market value of those securities was $1,076,924, representing 4.52% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, ALPS | Smith Credit Opportunities Fund and ALPS |Smith Balanced Opportunity Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies".

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$1,501,253	$–	$1,501,253
Collateralized Mortgage Obligations	–	427,442	–	427,442
Commercial Mortgage-Backed Securities	–	238,813	–	238,813
Mortgage-Backed Securities	–	5,344,338	–	5,344,338
Corporate Bonds	–	434,263,104	–	434,263,104
Government Bonds	–	133,413,893	–	133,413,893
Short Term Investments	22,215,819	–	–	22,215,819
Total	$22,215,819	$575,188,843	$–	$597,404,662

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$21,847,652	$–	$21,847,652
Collateralized Mortgage Obligations	–	281,989,952	–	281,989,952
Commercial Mortgage-Backed Securities	–	62,661,879	–	62,661,879
Mortgage-Backed Securities	–	420,227,089	–	420,227,089
Corporate Bonds	3,645,278	990,670,356	–	994,315,634
Government Bonds	–	880,243,954	–	880,243,954
Preferred Stock	11,202,501	45,350,788	–	56,553,289
Short Term Investments	79,250,859	–	–	79,250,859
Total	$94,098,638	$2,702,991,670	$–	$2,797,090,308

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$325,141	$–	$–	$325,141
Bank Loans	–	11,813,629	–	11,813,629
Collateralized Mortgage Obligations	–	8,326,313	–	8,326,313
Commercial Mortgage-Backed Securities	–	2,982,811	–	2,982,811
Mortgage-Backed Securities	–	3,920,115	–	3,920,115
Corporate Bonds	19,968	178,990,130	–	179,010,098
Government Bonds	–	27,046,245	–	27,046,245
Preferred Stock	654,613	7,539,993	–	8,194,606
Short Term Investments	7,697,653	–	–	7,697,653
Total	$8,697,375	$240,619,236	$–	$249,316,611

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$14,469,742	$–	$–	$14,469,742
Bank Loans	–	21,018	–	21,018
Collateralized Mortgage Obligations	–	986,459	–	986,459
Commercial Mortgage-Backed Securities	–	20,393	–	20,393
Mortgage-Backed Securities	–	943,355	–	943,355
Corporate Bonds	9,368	3,285,889	–	3,295,257
Government Bonds	–	2,847,352	–	2,847,352
Preferred Stock	50,526	101,490	–	152,016
Short Term Investments	720,387	–	–	720,387
Total	$15,250,023	$8,205,956	$–	$23,455,979

(a)	For detailed descriptions of sector and/or industry, see the accompanying Statement of Investments.

For the period ended January 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short- term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set- off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.